                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2241
                                  ---------------------------------------------

                            Columbia Funds Trust I
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One Financial Center, Boston, Massachusetts              02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                             Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                               One Financial Center
                                 Boston, MA 02111
-------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                   ----------------------------

Date of fiscal year end: 05/31/04
                        --------------------------
Date of reporting period: 05/31/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

[GRAPHIC]

COLUMBIA STRATEGIC INCOME FUND

ANNUAL REPORT
MAY 31, 2004

[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP

TABLE OF CONTENTS

Fund Profile                                                              1

Performance Information                                                   2

Economic Update                                                           3

Portfolio Manager's Report                                                4

Financial Statements                                                      6

   Investment Portfolio                                                   7

   Statement of Assets and Liabilities                                   25

   Statement of Operations                                               26

   Statement of Changes in Net Assets                                    27

   Notes to Financial Statements                                         29

   Financial Highlights                                                  36

Report of Independent Registered Public Accounting Firm                  41

Trustees                                                                 42

Officers                                                                 44

Important Information About This Report                                  45

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

 NOT FDIC    MAY LOSE VALUE
 INSURED  -------------------
           NO BANK GUARANTEE

TO OUR FELLOW SHAREHOLDERS
                                                  COLUMBIA STRATEGIC INCOME FUND

DEAR SHAREHOLDER:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products to you. There are no immediate changes planned for fund names or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia fund shares.

We want you to know that all of the members of your fund's Board of Trustees are independent of the fund's advisor and its affiliates. In addition, the board has been energetic over the past year in strengthening its capacity to oversee the Columbia funds. Recently, the Board of Trustees:

- APPOINTED AN INTERIM CHIEF COMPLIANCE OFFICER OF THE COLUMBIA FUNDS, WHO REPORTS DIRECTLY TO EACH FUND'S AUDIT COMMITTEE. TRUSTEES WERE ALSO ASSIGNED TO FOUR SEPARATE INVESTMENT OVERSIGHT COMMITTEES, EACH DEDICATED TO MONITORING PERFORMANCE OF INDIVIDUAL FUNDS.

- VOTED TO DOUBLE THE REQUIRED INVESTMENT BY EACH TRUSTEE IN THE COLUMBIA FUNDS -- TO FURTHER ALIGN THE INTERESTS OF THE TRUSTEES WITH THOSE OF OUR FUND SHAREHOLDERS. AT THE SAME TIME, NEW POLICIES WERE INSTITUTED REQUIRING ALL INVESTMENT PERSONNEL AND TRUSTEES TO HOLD THEIR COLUMBIA FUND SHARES FOR A MINIMUM OF ONE YEAR (UNLESS EXTRAORDINARY CIRCUMSTANCES WARRANT AN EXCEPTION TO BE GRANTED BY SENIOR EXECUTIVES OF THE ADVISOR FOR INVESTMENT PERSONNEL AND BY A DESIGNATED COMMITTEE FOR THE BOARD).

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

In the pages that follow, you'll find valuable information about the economic environment during the period and the performance of your Columbia fund. These discussions are followed by financial statements for your fund. We hope that you will take time to read this report and discuss it with your financial advisor if you have any questions.

As always, thank you for choosing Columbia funds. It is a privilege to play a role in your financial future.

Sincerely,


/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                  J. Kevin Connaughton
Chairman, Board of Trustees         President, Columbia Funds

J. Kevin Connaughton was named president of Columbia Funds on February 27, 2004.

FUND PROFILE
                                                  COLUMBIA STRATEGIC INCOME FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

TOP 5 COUNTRIES AS OF 05/31/04 (%)

United States                                              66.3
United Kingdom                                              4.5
Canada                                                      3.6
Sweden                                                      3.0
Russia                                                      2.5

PORTFOLIO STRUCTURE AS OF 05/31/04 (%)

Corporate fixed-income bonds & notes                       40.5
Foreign government obligations                             32.7
US government obligations                                  19.0
US government agencies                                      6.2
Convertible bonds                                           0.7
Cash equivalents & other net assets                         0.9

QUALITY BREAKDOWN AS OF 05/31/04 (%)

AAA                                                     40.7
AA                                                       3.2
A                                                        2.7
BBB                                                      3.6
BB                                                      11.5
B                                                       24.4
CCC                                                     10.7
CC                                                       2.1
D                                                        0.2
Non-rated                                                0.9

Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Country breakdown and portfolio structure are calculated as a percentage of net assets.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 05/31/2004.

[SIDENOTE]

SUMMARY

- FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004, THE FUND'S CLASS A SHARES RETURNED 6.21% WITHOUT SALES CHARGE DESPITE A CHALLENGING ENVIRONMENT FOR THE BOND MARKET, IN GENERAL.

- THE FUND OUTPERFORMED BOTH ITS BENCHMARK AND THE AVERAGE RETURN OF ITS PEER GROUP.

-  THE FUND BENEFITED PRIMARILY FROM ITS EMPHASIS ON THE US HIGH-YIELD SECTOR.

-  THE FOREIGN GOVERNMENT SECTOR ALSO CONTRIBUTED POSITIVELY TO PERFORMANCE.

CLASS A SHARES                                          6.21%

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX           -1.52%

                                    OBJECTIVE

      Seeks high current income consistent with prudent risk and also seeks maximum total return

                                TOTAL NET ASSETS
                                $1,246.5 million

MORNINGSTAR SYLE BOX

[GRAPHIC]

PERFORMANCE INFORMATION
                                                  COLUMBIA STRATEGIC INCOME FUND

VALUE OF A $10,000 INVESTMENT 06/01/94 - 05/31/04

[CHART]

        CLASS A SHARES WITHOUT SALES CHARGE     CLASS A SHARES WITH SALES CHARGE    LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX
                                      10000                                 9525                                           10000
6/30/94                                9969                              9495.47                                            9977
7/31/94                            10011.87                               9536.3                                        10176.54
8/31/94                            10024.88                               9548.7                                        10180.61
9/30/94                              9993.8                               9519.1                                        10026.88
10/31/94                           10037.78                              9560.98                                        10015.85
11/30/94                            9945.43                              9473.02                                         9997.83
12/31/94                            9990.18                              9515.65                                        10063.81
1/31/95                            10096.08                              9616.52                                        10257.04
2/28/95                            10341.42                               9850.2                                           10495
3/31/95                            10542.04                             10041.29                                        10565.32
4/30/95                            10775.02                              10263.2                                        10713.23
5/31/95                            11088.57                             10561.86                                        11162.11
6/30/95                             11117.4                             10589.32                                        11251.41
7/31/95                            11241.92                             10707.93                                        11207.53
8/31/95                            11286.88                             10750.76                                        11350.99
9/30/95                            11494.56                             10948.57                                        11466.77
10/31/95                           11654.34                             11100.76                                        11635.33
11/30/95                           11782.53                             11222.86                                        11827.31
12/31/95                           12011.12                             11440.59                                        12001.17
1/31/96                             12206.9                             11627.07                                        12075.58
2/29/96                            12103.14                             11528.24                                        11819.58
3/31/96                            12065.62                              11492.5                                        11720.29
4/30/96                            12147.66                             11570.65                                        11639.42
5/31/96                            12178.03                             11599.58                                        11619.64
6/30/96                             12243.8                             11662.21                                        11774.18
7/31/96                            12309.91                             11725.19                                        11801.26
8/31/96                            12481.02                             11888.17                                        11771.76
9/30/96                            12741.87                             12136.63                                        11981.29
10/31/96                           12915.16                             12301.69                                        12260.46
11/30/96                           13214.79                             12587.09                                        12486.05
12/31/96                           13242.55                             12613.52                                        12347.45
1/31/97                            13238.57                             12609.74                                        12362.27
2/28/97                            13344.48                             12710.62                                        12388.23
3/31/97                            13082.93                             12461.49                                        12240.81
4/30/97                            13226.84                             12598.57                                        12419.53
5/31/97                            13464.92                             12825.34                                        12535.03
6/30/97                            13648.05                             12999.77                                        12685.45
7/31/97                            13983.79                             13319.56                                        13073.62
8/31/97                            13923.66                             13262.29                                         12927.2
9/30/97                             14225.8                             13550.08                                        13130.16
10/31/97                           14183.13                             13509.43                                        13340.24
11/30/97                           14256.88                             13579.68                                        13410.94
12/31/97                           14383.76                             13700.53                                        13551.76
1/31/98                            14615.34                             13921.11                                        13742.84
2/28/98                            14670.88                             13974.01                                        13715.35
3/31/98                            14786.78                             14084.41                                        13757.87
4/30/98                            14862.19                             14156.24                                        13826.66
5/31/98                            14918.67                             14210.03                                         13974.6
6/30/98                            14914.19                             14205.77                                        14117.14
7/31/98                            15046.93                              14332.2                                        14128.44
8/31/98                            14423.99                             13738.85                                        14403.94
9/30/98                            14716.79                             14017.75                                         14815.9
10/31/98                           14691.78                             13993.92                                         14710.7
11/30/98                           15129.59                             14410.93                                        14798.97
12/31/98                           15125.05                             14406.61                                        14835.96
1/31/99                             15227.9                             14504.58                                         14941.3
2/28/99                            15029.94                             14316.02                                         14585.7
3/31/99                            15241.86                             14517.87                                        14658.63
4/30/99                            15455.25                             14721.12                                        14695.27
5/31/99                            15122.96                             14404.62                                        14543.91
6/30/99                            15118.42                              14400.3                                        14498.82
7/31/99                            15112.38                             14394.54                                        14458.23
8/31/99                            15041.35                             14326.88                                        14446.66
9/30/99                            15081.96                             14365.57                                        14576.68
10/31/99                           15077.43                             14361.26                                        14614.58
11/30/99                           15210.12                             14487.64                                        14605.81
12/31/99                           15319.63                             14591.95                                        14516.72
1/31/2000                          15152.64                             14432.89                                        14512.36
2/29/2000                          15381.45                             14650.83                                        14693.77
3/31/2000                          15304.54                             14577.58                                        14906.83
4/30/2000                          15157.62                             14437.63                                        14833.78
5/31/2000                          14986.34                             14274.49                                        14820.43
6/30/2000                          15293.56                             14567.11                                        15122.77
7/31/2000                          15409.79                             14677.82                                        15283.07
8/31/2000                          15528.44                             14790.84                                        15498.56
9/30/2000                          15351.42                             14622.23                                        15557.46
10/31/2000                         15024.43                             14310.77                                        15655.47
11/30/2000                         14744.98                             14044.59                                        15923.18
12/31/2000                         15218.29                             14495.42                                        16236.86
1/31/2001                          15846.81                             15094.09                                        16509.64
2/28/2001                          15867.41                             15113.71                                        16679.69
3/31/2001                          15500.87                             14764.58                                        16756.42
4/30/2001                          15335.01                              14606.6                                        16630.74
5/31/2001                          15428.56                              14695.7                                         16727.2
6/30/2001                          15234.16                             14510.53                                        16807.49
7/31/2001                          15330.13                             14601.95                                           17226
8/31/2001                          15587.68                             14847.26                                        17446.49
9/30/2001                           15076.4                             14360.27                                           17607
10/31/2001                         15515.13                             14778.16                                        18054.22
11/30/2001                         15709.07                             14962.88                                        17758.13
12/31/2001                         15683.93                             14938.94                                        17617.84
1/31/2002                          15713.73                             14967.33                                        17746.45
2/28/2002                          15743.59                             14995.77                                         17897.3
3/31/2002                          15793.97                             15043.75                                        17533.98
4/30/2002                          16100.37                              15335.6                                        17874.14
5/31/2002                          16180.87                             15412.28                                        18038.58
6/30/2002                          15915.5                              15159.52                                        18191.91
7/31/2002                          15727.7                              14980.64                                        18410.21
8/31/2002                          15979.34                             15220.33                                         18822.6
9/30/2002                          16056.05                             15293.38                                        19227.29
10/31/2002                         16089.76                              15325.5                                        19042.71
11/30/2002                         16450.17                             15668.79                                        19054.13
12/31/2002                         16932.16                             16127.89                                        19559.07
1/31/2003                          17175.99                             16360.13                                        19559.07
2/28/2003                          17481.72                             16651.34                                        19907.22
3/31/2003                          17639.06                              16801.2                                        19881.34
4/30/2003                          18316.39                             17446.37                                        20094.07
5/31/2003                          18810.94                             17917.42                                        20664.74
6/30/2003                          18968.95                             18067.92                                        20582.08
7/31/2003                          18504.21                             17625.26                                        19719.69
8/31/2003                          18602.28                             17718.67                                        19849.84
9/30/2003                           19232.9                             18319.34                                        20479.08
10/31/2003                         19330.99                             18412.77                                           20219
11/30/2003                         19682.81                             18747.88                                        20273.59
12/31/2003                          20198.5                             19239.07                                         20474.3
1/31/2004                          20362.11                             19394.91                                        20660.61
2/29/2004                          20463.92                             19491.88                                        20912.67
3/31/2004                          20629.68                             19649.77                                        21105.07
4/30/2004                          20107.75                             19152.63                                        20457.14
5/31/2004                             19962                                19014                                           20354

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Government/Credit Bond Index is an unmanaged group of fixed-income securities that differs from the composition of the fund. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 05/31/04 (%)

SHARE CLASS                   A                 B                 C                 J             Z
INCEPTION                 04/21/77          05/15/92          07/01/97          11/02/98      01/29/99
SALES CHARGE          WITHOUT    WITH   WITHOUT    WITH   WITHOUT    WITH   WITHOUT    WITH    WITHOUT
1-year                   6.21    1.17      5.42    0.47      5.57    4.58      5.88    2.71       6.52
5-year                   5.72    4.69      4.96    4.67      5.12    5.12      5.38    4.74       5.89
10-year                  7.16    6.64      6.36    6.36      6.47    6.47      6.95    6.62       7.24

AVERAGE ANNUAL TOTAL RETURN AS OF 03/31/04 (%)

SHARE CLASS                   A                 B                 C                 J             Z
SALES CHARGE          WITHOUT    WITH   WITHOUT    WITH   WITHOUT    WITH   WITHOUT    WITH    WITHOUT
1-year                  16.96   11.40     16.29   11.29     16.26   15.26     16.62   13.12      17.19
5-year                   6.23    5.20      5.44    5.15      5.60    5.60      5.89    5.24       6.37
10-year                  7.39    6.87      6.59    6.59      6.70    6.70      7.19    6.86       7.45

All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares and 3% for class J shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through the first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0%, and the class C contingent deferred sales charge of 1% for the first year only. Class Z shares are sold only at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance reflects any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.

The share performance information for classes J and Z (newer class shares) includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of class J shares would have been lower, and the returns for the class Z shares would have been higher. Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on April 21, 1977, class B shares were initially offered on May 15, 1992, class C shares were initially offered on July 1, 1997, class J shares were initially offered on November 2, 1998 and class Z shares were initially offered on January 29, 1999.

[SIDENOTE]

PERFORMANCE OF A $10,000 INVESTMENT 06/01/94 - 05/31/04 ($)

SALES CHARGE   WITHOUT    WITH
Class A         19,962   19,014
Class B         18,525   18,525
Class C         18,717   18,717
Class J         19,574   18,986
Class Z         20,110      n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

ECONOMIC UPDATE
                                                  COLUMBIA STRATEGIC INCOME FUND

Despite mixed signals at the start, the US economy staged a solid recovery during the 12-month period that began June 1, 2003 and ended May 31, 2004. GDP grew at the highest annual pace in nearly two decades--averaging nearly 5.0% during the period.

Consumer confidence tumbled early in this reporting period as the unemployment rate rose to 6.4% in June 2003 and job losses were reported from both the manufacturing and service sectors. Confidence wavered again when the number of new jobs was well below expectations in January and February 2004. Yet, consumers continued to account for most of the economy's gains. Consumer spending rose as a sizeable package of tax cuts, implemented in 2003, gave disposable income a boost. As a result, retail sales showed steady gains. Low interest rates fueled mortgage refinancing in 2003 and again early in 2004, which further enhanced household income and buoyed an already ebullient housing market. When nearly a million new jobs were added to the economy between March and May, consumer confidence rebounded. With the last remaining weak spot in the recovery--the employment picture--on the mend, the economy appeared to be on solid ground.

Late in 2003, the business sector also bounced back. Industrial production turned higher in September, and factories utilized more of their capacity as the period wore on. Business spending on technology rose. In 2004, spending on capital equipment also picked up.

BONDS REFLECTED THE ECONOMIC NEWS

Although the US bond market began the period with respectable gains, they were whittled away as the economy strengthened and the employment picture brightened. Investors began to anticipate a shift in the Federal Reserve Board's policy on the key short-term interest rates it controls. At the prospect of higher short-term interest rates, bond prices fell and the yield on the 10-year US Treasury bond rose more than one-half of a percentage point in April--a significant move for a single month. It continued to edge higher in May. The Lehman Brothers Aggregate Bond Index, a broad measure of investment grade bond market performance, lost ground for the 12-month period. The index returned negative 0.44%.

The strong economy was more good news than bad for the high-yield bond sector, which historically has been less vulnerable to the threat of higher interest rates than other fixed-income sectors. High-yield bonds led the fixed-income markets. However, most of the sector's gains came in the first eight months of the period.

US STOCKS OUTPERFORMED BONDS

The US stock market snapped a three-year losing streak in 2003. However, by May stocks, like most bond sectors, veered into negative territory. The S&P 500 Index returned 18.33% for this reporting period. Small- cap stocks, which had been strong performers earlier in the period, fell the most as the stock market retreated. Value stocks edged out growth stocks, but the margin of difference between them was slight. And as the stock market lost ground near the end of the period, growth stocks held up better than value stocks.

[SIDENOTE]

SUMMARY
FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004

- MOST SECTORS OF THE INVESTMENT GRADE BOND MARKET DELIVERED NEGATIVE RETURNS AS INTEREST RATES SOARED IN THE LAST TWO MONTHS OF THE PERIOD. THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURNED NEGATIVE 0.44%. HIGH-YIELD BONDS, WHICH CAN BE LESS SENSITIVE TO CHANGING INTEREST RATES, FARED BETTER. THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX RETURNED 11.34%.

LEHMAN INDEX             -0.44%

MERRILL LYNCH INDEX      11.34%

- AS THE ECONOMY STRENGTHENED AND CORPORATIONS REPORTED HIGHER PROFITS, STOCK PRICES ROSE FOR ALL SEGMENTS OF THE STOCK MARKET, AS MEASURED BY THE S&P 500 INDEX AND THE BROADER RUSSELL 3000 INDEX. BUT MANY SECTORS RETREATED IN THE FINAL MONTHS OF THE PERIOD AS INTEREST RATES MOVED HIGHER.

S&P 500 INDEX            18.33%

RUSSELL 3000 INDEX       19.71%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGER'S REPORT
                                                  COLUMBIA STRATEGIC INCOME FUND

For the 12-month period ended May 31, 2004, class A shares of Columbia Strategic Income Fund returned 6.21% without sales charge. Fund performance was significantly better than the Lehman Brothers Government/Credit Bond Index, which returned negative 1.52% for the period. The fund also outperformed the average return of the Lipper Multi-Sector Income Funds Category, which was 4.74%.(1) The fund's relative return was especially strong during the period because of our emphasis on high-yield and foreign government securities, which enjoyed a long run of outstanding performance.

HIGH-YIELD BONDS CONTINUE TO OUTPERFORM

Continuing a strategy that has been in place for more than a year now, the fund continued to emphasize high-yield securities, which accounted for approximately 40% of total assets. Our enthusiasm for this sector during the period reflected our assessment that fixed-income investors were being more than adequately compensated for the risks inherent in low quality corporate bonds. Since late 2002, lower quality bonds have consistently outperformed higher quality bonds.

Throughout the past year, credit quality has improved and the corporate default rate has declined significantly. As demand for low-quality bonds increased, some formerly struggling industries staged impressive rebounds. As a group, high-yield bonds were the best performing sector for the period, while the US government sector was the worst performing sector.

During the reporting period, US cable and cellular industries were among the best performers in the high-yield sector. Charter Communications, a company that has benefited from improved liquidity and operating results, was a standout performer. On the negative side, Delta Air Lines, though a small position in the fund, was an underperformer, as were many other airline and aerospace bonds. The industry came under pressure as fuel prices soared, labor issues multiplied and competition intensified.

FOREIGN BONDS AID PERFORMANCE

Emerging market debt, in countries such as Brazil and Venezuela, made a positive contribution to performance. Emerging markets posted especially strong gains during the first half of the period, when worldwide monetary policy was relatively accommodating. Since early 2004, emerging market debt has given back some of its gains as investors became concerned about the impact of rising US and global interest rates on global growth and liquidity. Brazil was hit especially hard because of its high level of indebtedness and rising political uncertainty

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

[SIDENOTE]

NET ASSET VALUE PER SHARE AS OF 05/31/04 (%)

Class A                        6.02
Class B                        6.02
Class C                        6.02
Class J                        6.01
Class Z                        5.98

DISTRIBUTIONS DECLARED PER SHARE 06/01/03 - 05/31/04 ($)

Class A                        0.44
Class B                        0.40
Class C                        0.41
Class J                        0.42
Class Z                        0.46

SEC YIELDS AS OF 05/31/04 (%)

Class A                        5.48
Class B                        5.00
Class C                        5.16
Class J                        5.14
Class Z                        6.01

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

surrounding municipal elections scheduled for later this year. Yet, the return from Brazilian bonds was still positive for the 12-month period.

Interest rates on developed market sovereign debt moved higher as stronger global growth and higher oil prices raised concerns that tighter monetary policy will be required to keep inflation in check. In Europe, interest rates rose, but not by as much as in the United States because economic growth was less robust in Europe than in the United States. The Euro moved higher against the US dollar during the past year, adding to the outperformance of European bonds relative to Treasuries. In general, the net effect of currency fluctuations was favorable for the fund. Most other currencies moved higher versus the dollar for much of the past year, aiding the performance of bonds denominated in currencies such as the South African rand and the Australian dollar.

LOOKING AHEAD

The Federal Reserve Board (the Fed) has signaled that it is no longer worried about deflation and appears to be preparing to raise short-term interest rates. Although inflationary pressures are not yet worrisome, we would not be surprised to see the Fed boost rates in increments of one-quarter of a percentage point, and the fixed-income markets appear to be anticipating this move. Since we are committed to diversifying the fund's assets across US and foreign government and lower-rated corporate debt securities, we enter the new fiscal year with portfolio allocations similar to where we started the period, because we believe that the US and global economy should remain on a path of continued economic growth despite our expectations of higher interest rates.

[PHOTO OF LAURA A. OSTRANDER]

Laura A. Ostrander has managed or co-managed the Columbia Strategic Income Fund since September 2000 and has been with the advisor and its predecessors since 1996.

/s/ Laura A. Ostrander


Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments.

[SIDENOTE]

THE FEDERAL RESERVE HAS SIGNALED THAT IT IS NO LONGER WORRIED ABOUT DEFLATION, AND APPEARS TO BE PREPARING TO RAISE SHORT-TERM INTEREST RATES.

HOLDINGS DISCUSSED IN THIS REPORT AS OF 05/31/04 (%)

CHARTER COMMUNICATIONS         0.7
DELTA AIR LINES                0.1

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

FINANCIAL STATEMENTS
MAY 31, 2004                                      COLUMBIA STRATEGIC INCOME FUND

                                      A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

 STATEMENT OF CHANGES IN NET ASSETS   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions
                                      (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

               FINANCIAL HIGHLIGHTS   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO
MAY 31, 2004
                                                  COLUMBIA STRATEGIC INCOME FUND

CORPORATE FIXED-INCOME
 BONDS & NOTES - 40.5%
AGRICULTURE - 0.2%                                                                                          PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

AGRICULTURE PRODUCTION - 0.2%
             SEMINIS VEGETABLE SEEDS, INC.           10.250% 10/01/13 (a)                      USD     2,832,000     3,058,560

                                                                                    Agriculture Production Total     3,058,560
                                                                                                                   -----------
                                                                                               AGRICULTURE TOTAL     3,058,560
CONSTRUCTION - 1.9%

BUILDING CONSTRUCTION - 1.9%
                ASSOCIATED MATERIALS, INC.           (b) 03/01/14
                                                     (11.250% 03/01/09) (a)                            1,095,000       717,225
                                                     9.750% 04/15/12                                   1,995,000     2,184,525

                    ATRIUM COMPANIES, INC.           10.500% 05/01/09 (a)                              1,130,000     1,186,500
                                                     10.500% 05/01/09                                  2,755,000     2,892,750

                           CONGOLEUM CORP.           8.625% 08/01/08 (c)                               1,305,000       952,650

                         D.R. HORTON, INC.           9.750% 09/15/10                                   4,355,000     4,964,700

            K. HOVNANIAN ENTERPRISES, INC.           8.875% 04/01/12                                   1,270,000     1,323,975
                                                     10.500% 10/01/07                                  1,470,000     1,686,825

                     NORTEK HOLDINGS, INC.           (b) 05/15/11
                                                     (10.000% 11/15/07) (a)                            3,025,000     2,253,625

                    STANDARD PACIFIC CORP.           9.250% 04/15/12                                   2,470,000     2,642,900

                      WII COMPONENTS, INC.           10.000% 02/15/12 (a)                              1,760,000     1,733,600

                  WILLIAM LYON HOMES, INC.           10.750% 04/01/13                                  1,245,000     1,378,838

                                                                                     Building Construction Total    23,918,113
                                                                                                                   -----------
                                                                                              CONSTRUCTION TOTAL    23,918,113

CONSUMER STAPLES - 0.3%

HOUSEHOLD PRODUCTS - 0.3%
                     ELIZABETH ARDEN, INC.           7.750% 01/15/14 (a)                               1,365,000     1,358,175

                    PLAYTEX PRODUCTS, INC.           9.375% 06/01/11                                   2,960,000     2,856,400

                                                                                        Household Products Total     4,214,575
                                                                                                                   -----------
                                                                                          CONSUMER STAPLES TOTAL     4,214,575

FINANCE, INSURANCE & REAL ESTATE - 1.8%

DEPOSITORY INSTITUTIONS - 0.3%
                    DOLLAR FINANCIAL GROUP           9.750% 11/15/11                                   2,120,000     2,162,400

                    WESTERN FINANCIAL BANK           9.625% 05/15/12                                   1,090,000     1,182,650

                                                                                   Depository Institutions Total     3,345,050

                                              See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - 1.3%
                        FINOVA GROUP, INC.           7.500% 11/15/09                           USD     3,035,929     1,669,761

                   GLOBAL CASH ACCESS LLC/
                 GLOBAL CASH FINANCE CORP.           8.750% 03/15/12 (a)                               1,740,000     1,800,900

                           LABRANCHE & CO.           11.000% 05/15/12 (a)                              2,720,000     2,774,400

                      MDP ACQUISITIONS PLC           9.625% 10/01/12                                   2,800,000     3,024,000

                ORION POWER HOLDINGS, INC.           12.000% 05/01/10                                  1,405,000     1,707,075

                        PEMEX FINANCE LTD.           9.150% 11/15/18                                   2,485,000     3,024,444
                                                     10.610% 08/15/17                                  1,650,000     2,175,393

                                                                                        Financial Services Total    16,175,973

REAL ESTATE - 0.2%
             FOREST CITY ENTERPRISES, INC.           7.625% 06/01/15                                   1,020,000     1,055,700

                  THORNBURG MORTGAGE, INC.           8.000% 05/15/13                                   1,545,000     1,521,825

                                                                                               Real Estate Total     2,577,525
                                                                                                                   -----------
                                                                                            FINANCE, INSURANCE &
                                                                                               REAL ESTATE TOTAL    22,098,548

MANUFACTURING - 11.3%

APPAREL - 0.5%
                       BRODER BROTHERS CO.           11.250% 10/15/10                                  1,360,000     1,312,400

                        LEVI STRAUSS & CO.           12.250% 12/15/12                                  2,180,000     1,983,800

                       PHILLIPS VAN-HEUSEN           7.250% 02/15/11 (a)                                 815,000       815,000
                                                     8.125% 05/01/13                                     850,000       879,750

                             WARNACO, INC.           8.875% 06/15/13                                     610,000       645,075

                                                                                                   Apparel Total     5,636,025

AUTO PARTS & EQUIPMENT - 0.3%
            DELCO REMY INTERNATIONAL, INC.            9.375% 04/15/12 (a)                                340,000       328,950
                                                     11.000% 05/01/09                                  1,355,000     1,422,750

                             REXNORD CORP.           10.125% 12/15/12                                  1,040,000     1,123,200

                      TRW AUTOMOTIVE, INC.           9.375% 02/15/13 (a)                                 415,000       459,612

                                                                                    Auto Parts & Equipment Total     3,334,512


CHEMICALS & ALLIED PRODUCTS - 2.0%
                          AVECIA GROUP PLC           11.000% 07/01/09                                  2,320,000     1,705,200

             EQUISTAR CHEMICALS FUNDING LP           10.125% 09/01/08                                  1,625,000     1,763,125
                                                     10.625% 05/01/11                                  1,125,000     1,231,875

                 HUNTSMAN ICI HOLDINGS LLC           (d) 12/31/09                                     11,835,000     5,799,150

See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

                          IMC GLOBAL, INC.           10.875% 08/01/13 (a)                      USD     1,835,000     2,202,000

                                   INVISTA           9.250% 05/01/12 (a)                               1,150,000     1,141,375

                     LYONDELL CHEMICAL CO.           9.625% 05/01/07                                     725,000       754,000
                                                     9.875% 05/01/07                                   1,350,000     1,404,000

                      NOVA CHEMICALS CORP.           6.500% 01/15/12                                     780,000       766,155

                       TERRA CAPITAL, INC.           12.875% 10/15/08                                  2,990,000     3,558,100

                         UAP HOLDING CORP.           (b) 07/15/12
                                                     (10.750% 01/15/08) (a)                            1,630,000     1,271,400

         UNITED AGRICULTURE PRODUCTS, INC.           8.250% 12/15/11 (a)                               1,395,000     1,562,400

                   WESTLAKE CHEMICAL CORP.           8.750% 07/15/11 (a)                               1,180,000     1,274,400

                                                                               Chemicals & Allied Products Total    24,433,180

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.3%
                    AMKOR TECHNOLOGY, INC.           9.250% 02/15/08                                   1,800,000     1,899,000

                      CONDOR SYSTEMS, INC.           11.875% 05/01/09 (e)                              4,000,000       280,000

                           TRANSDIGM, INC.           8.375% 07/15/11 (a)                               1,175,000     1,186,750

                               XEROX CORP.           7.125% 06/15/10                                     960,000       960,000

                                                                                         Electronic & Electrical
                                                                                                 Equipment Total     4,325,750

FABRICATED METAL - 0.2%
                  EARLE M. JORGENSEN & CO.           9.750% 06/01/12                                   2,800,000     3,052,000

                                                                                          Fabricated Metal Total     3,052,000

FOOD & KINDRED PRODUCTS - 1.4%
                CONSTELLATION BRANDS, INC.           8.125% 01/15/12                                   1,175,000     1,233,750

                           DEL MONTE CORP.           9.250% 05/15/11                                   1,600,000     1,716,000

                       DOLE FOOD CO., INC.           8.625% 05/01/09                                   1,485,000     1,499,850

                              MERISANT CO.           9.500% 07/15/13 (a)                               1,205,000     1,289,350

                   PINNACLE FOODS HOLDINGS           8.250% 12/01/13 (a)                               2,190,000     2,162,625

           PREMIER INTERNATIONAL FOODS PLC           12.000% 09/01/09                                  4,600,000     4,887,500

                            ROUNDY'S, INC.           8.875% 06/15/12                                   2,615,000     2,798,050

                   TABLETOP HOLDINGS, INC.           (b) 05/15/14
                                                     (12.250% 11/15/08) (a)                            2,930,000     1,640,800

                                                                                   Food & Kindred Products Total    17,227,925

                                              See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

FURNITURE & FIXTURES - 0.3%
                       JUNO LIGHTING, INC.           11.875% 07/01/09                          USD     1,862,000     1,983,030

                        NORCRAFT COMPANIES           9.000% 11/01/11 (a)                                 835,000       880,925

                        TEMPUR-PEDIC, INC.           10.250% 08/15/10                                  1,024,000     1,157,120

                                                                                      Furniture & Fixtures Total     4,021,075

LUMBER & WOOD PRODUCTS - 0.1%
            MILLAR WESTERN FOREST PRODUCTS           7.750% 11/15/13 (a)                               1,260,000     1,266,300

                                                                                    Lumber & Wood Products Total     1,266,300

MISCELLANEOUS MANUFACTURING - 2.4%
                     AMSCAN HOLDINGS, INC.           8.750% 05/01/14 (a)                               1,855,000     1,845,725

      APPLIED EXTRUSION TECHNOLOGIES, INC.           10.750% 07/01/11                                  1,620,000     1,028,700

                CROWN EUROPEAN HOLDINGS SA           10.875% 03/01/13                                  1,800,000     2,016,000

                          FASTENTECH, INC.           11.500% 05/01/11 (a)                              2,475,000     2,660,625

                           FLOWSERVE CORP.           12.250% 08/15/10                                  1,889,000     2,134,570

                              HEXCEL CORP.           9.750% 01/15/09                                   1,385,000     1,443,863

                     J.B. POINDEXTER & CO.           8.750% 03/15/14 (a)                               1,835,000     1,807,475

                  KOPPERS INDUSTRIES, INC.           9.875% 10/15/13 (a)                               2,180,000     2,343,500

                                MAAX CORP.           9.750% 06/15/12 (a)(f)                            1,080,000     1,107,000

                       MUELLER GROUP, INC.           10.000% 05/01/12 (a)                              1,580,000     1,619,500

                         NEWCOR, INC., PIK           8.500% 01/31/13 (g)                                 847,510       516,981

                      OWENS-ILLINOIS, INC.           7.350% 05/15/08                                   1,950,000     1,872,000
                                                     7.500% 05/15/10                                     440,000       413,600

                                 SPX CORP.           7.500% 01/01/13                                   1,575,000     1,602,562

       SUPERIOR ESSEX COMMUNICATIONS GROUP           9.000% 04/15/12 (a)                               1,420,000     1,356,100

                          TEKNI-PLEX, INC.           12.750% 06/15/10                                  2,715,000     2,715,000

                               TEREX CORP.           Series 2001 B,
                                                     10.375% 04/01/11                                  1,700,000     1,887,000

                  TRINITY INDUSTRIES, INC.           6.500% 03/15/14 (a)                                 740,000       695,600

                  VALMONT INDUSTRIES, INC.           6.875% 05/01/14 (a)                                 570,000       558,600

                                                                               Miscellaneous Manufacturing Total    29,624,401

See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

PAPER PRODUCTS - 0.8%
                BUCKEYE TECHNOLOGIES, INC.           8.500% 10/01/13 (a)                    USD          390,000       397,800

                CARAUSTAR INDUSTRIES, INC.           9.875% 04/01/11                                   1,605,000     1,596,975

                CONSOLIDATED CONTAINER CO.           (b) 06/15/09
                                                     (10.750% 06/15/07) (a)                            1,500,000     1,117,500

                     GEORGIA-PACIFIC CORP.           8.000% 01/15/24 (a)                                 750,000       729,375

                        NEWARK GROUP, INC.           9.750% 03/15/14 (a)                               1,100,000     1,039,500

                   NORSKE SKOG CANADA LTD.           7.375% 03/01/14 (a)                                 565,000       552,491
                                                     8.625% 06/15/11                                     850,000       896,750

                   PORTOLA PACKAGING, INC.           8.250% 02/01/12 (a)                               1,170,000       976,950

             SMURFIT-STONE CONTAINER CORP.           8.250% 10/01/12                                   1,600,000     1,624,000

                              SOLO CUP CO.           8.500% 02/15/14 (a)                                 775,000       775,000

                   TEMBEC INDUSTRIES, INC.           8.500% 02/01/11                                     610,000       603,900

                                                                                            Paper Products Total    10,310,241

PRIMARY METAL - 0.7%
                         BAYOU STEEL CORP.            9.000% 03/31/11                                    750,000       678,750

          KAISER ALUMINUM & CHEMICAL CORP.           10.875% 10/15/06 (e)                              3,200,000     3,168,000

                           METALLURG, INC.           11.000% 12/01/07                                  2,200,000     1,056,000

                  OREGON STEEL MILLS, INC.           10.000% 07/15/09                                  1,405,000     1,447,150

                      STEEL DYNAMICS, INC.           9.500% 03/15/09 (a)                                 460,000       503,700
                                                     9.500% 03/15/09                                     480,000       525,600

                     WISE METALS GROUP LLC           10.250% 05/15/12 (a)                              1,725,000     1,742,250

                                                                                             Primary Metal Total     9,121,450

PRINTING & PUBLISHING - 1.7%
                           DEX MEDIA, INC.           (b) 11/15/13
                                                     (9.000% 11/15/08) (a)                             1,375,000       886,875
                                                     8.000% 11/15/13 (a)                               1,800,000     1,710,000

                        DEX MEDIA EAST LLC           12.125% 11/15/12                                  3,080,000     3,588,200

                        DEX MEDIA WEST LLC           9.875% 08/15/13                                   1,660,000     1,828,075

        HAIGHTS CROSS COMMUNICATIONS, INC.           (b) 08/15/11
                                                     (12.500% 02/01/09) (a)                            1,735,000       945,575
                                                     11.750% 08/15/11                                  1,600,000     1,720,000

                                              See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

                           HOLLINGER, INC.
                                                     11.875% 03/01/11 (a)                      USD     1,780,000     2,069,250

                            PRIMEDIA, INC.           8.875% 05/15/11                                   2,330,000     2,324,175

                            SHERIDAN GROUP           10.250% 08/15/11 (a)                              1,290,000     1,364,175

                         VON HOFFMAN CORP.           10.250% 03/15/09                                  3,250,000     3,233,750

                           YELL FINANCE BV           10.750% 08/01/11                                  1,560,000     1,809,600

                                                                                     Printing & Publishing Total    21,479,675

STONE, CLAY, GLASS & CONCRETE - 0.2%
            OWENS-BROCKWAY GLASS CONTAINER           8.250% 05/15/13                                     340,000       336,600

                         US CONCRETE, INC.           8.375% 04/01/14 (a)                               1,480,000     1,468,900

                                                                             Stone, Clay, Glass & Concrete Total     1,805,500

TEXTILE MILL PRODUCTS - 0.1%
     COLLINS & AIKMAN FLOOR COVERING, INC.           9.750% 02/15/10                                   1,400,000     1,421,000

                                                                                     Textile Mill Products Total     1,421,000

TOBACCO PRODUCTS - 0.1%
                    NORTH ATLANTIC TRADING           9.250% 03/01/12 (a)                               1,245,000     1,241,887

                                                                                          Tobacco Products Total     1,241,887

TRANSPORTATION EQUIPMENT - 0.2%
                               SEQUA CORP.           8.875% 04/01/08                                   1,160,000     1,229,600

                     TEEKAY SHIPPING CORP.           8.875% 07/15/11                                     700,000       766,500

                                                                                  Transportation Equipment Total     1,996,100
                                                                                                                   -----------
                                                                                             MANUFACTURING TOTAL   140,297,021

MINING & ENERGY - 4.0%

METAL MINING - 0.3%
                              TRIMAS CORP.           9.875% 06/15/12                                   4,165,000     4,435,725

                                                                                              Metal Mining Total     4,435,725

OIL & GAS EXTRACTION - 3.5%
                      BENTON OIL & GAS CO.           9.375% 11/01/07                                   2,445,000     2,493,900

                   CHESAPEAKE ENERGY CORP.           7.500% 06/15/14 (a)                                 720,000       741,600

                             COASTAL CORP.           7.750% 06/15/10                                   3,550,000     3,124,000

                   COMPTON PETROLEUM CORP.           9.900% 05/15/09                                   2,200,000     2,387,000

                   DENBURY RESOURCES, INC.           7.500% 04/01/13                                     455,000       455,000

                     DYNEGY HOLDINGS, INC.           6.875% 04/01/11                                   1,895,000     1,553,900
                                                     9.875% 07/15/10 (a)                                 960,000     1,008,000

See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
                    ENCORE ACQUISITION CO.           8.375% 06/15/12                         USD       1,885,000     1,998,100

                      ENERGY PARTNERS LTD.           8.750% 08/01/10                                   1,150,000     1,190,250

                          FOREST OIL CORP.           8.000% 06/15/08                                   2,405,000     2,531,262

                                   GAZPROM           9.625% 03/01/13                                   5,760,000     5,909,760

             MAGNUM HUNTER RESOURCES, INC.           9.600% 03/15/12                                   2,265,000     2,468,850

                  NORTHWEST PIPELINE CORP.           8.125% 03/01/10                                     760,000       816,050

                        PDVSA FINANCE LTD.           6.250% 02/15/06                         EUR       2,629,900     3,171,100

                    PREMCOR REFINING GROUP           7.500% 06/15/15                         USD       1,430,000     1,458,600

                               SONAT, INC.           6.875% 06/01/05                                   1,000,000     1,002,500
                                                     7.625% 07/15/11                                   4,230,000     3,690,675

                  SOUTHERN NATURAL GAS CO.           8.875% 03/15/10                                   1,335,000     1,448,475

                      TRANSTEXAS GAS CORP.           15.000% 03/15/05 (g)(h)                             465,296             5

                   WHITING PETROLEUM CORP.           7.250% 05/01/12 (a)                               2,290,000     2,295,725

                  WILLIAMS COMPANIES, INC.           8.125% 03/15/12                                   3,330,000     3,513,150

                                                                                      Oil & Gas Extraction Total    43,257,902

OIL & GAS FIELD SERVICES - 0.2%
                       J. RAY McDERMOTT SA           11.000% 12/15/13 (a)                              1,010,000       956,975

                   NEWPARK RESOURCES, INC.           8.625% 12/15/07                                   1,560,000     1,599,000

                                                                                  Oil & Gas Field Services Total     2,555,975
                                                                                                                   -----------
                                                                                           MINING & ENERGY TOTAL    50,249,602

RETAIL TRADE - 0.6%

MISCELLANEOUS RETAIL - 0.6%
                 FINLAY FINE JEWELRY CORP.           8.375% 06/01/12 (a)(f)                            1,460,000     1,485,550

                    LEINER HEALTH PRODUCTS           11.000% 06/01/12 (a)                                430,000       445,050

                         NEBRASKA BOOK CO.           8.625% 03/15/12 (a)                               1,100,000     1,086,250

                            RITE AID CORP.           9.250% 06/01/13                                   2,435,000     2,495,875

                                SAKS, INC.           7.000% 12/01/13                                     533,000       525,005

        STEINWAY MUSICAL INSTRUMENTS, INC.           8.750% 04/15/11                                   1,260,000     1,360,800

                                                                                      Miscellaneous Retail Total     7,398,530
                                                                                                                   -----------
                                                                                              RETAIL TRADE TOTAL     7,398,530

                                              See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
SERVICES - 6.9%

AMUSEMENT & RECREATION - 3.6%
           AMERICAN CASINO & ENTERTAINMENT           7.850% 02/01/12 (a)                     USD       2,130,000     2,135,325

                   AMERISTAR CASINOS, INC.           10.750% 02/15/09                                  1,750,000     2,003,750

               AMF BOWLING WORLDWIDE, INC.           10.000% 03/01/10 (a)                              1,340,000     1,360,100

                   BOMBARDIER RECREATIONAL           8.375% 12/15/13 (a)                               2,605,000     2,448,700

                         BOYD GAMING CORP.           8.750% 04/15/12                                     780,000       828,750

                            CINEMARK, INC.           (b) 03/15/14
                                                     (9.750% 03/15/09) (a)                             2,290,000     1,454,150

                  CIRCUS & ELDORADO/SILVER
                      LEGACY CAPITAL CORP.           10.125% 03/01/12                                  1,495,000     1,491,263

                    EQUINOX HOLDINGS, INC.           9.000% 12/15/09 (a)                               2,130,000     2,140,650

               HOLLYWOOD CASINO SHREVEPORT           13.000% 08/01/06 (h)                              5,220,000     3,862,800

           INN OF THE MOUNTAIN GODS RESORT           12.000% 11/15/10 (a)                              1,360,000     1,475,600

           MOHEGAN TRIBAL GAMING AUTHORITY           8.000% 04/01/12                                   1,575,000     1,661,625
                                                     8.375% 07/01/11                                   1,285,000     1,374,950

            PARK PLACE ENTERTAINMENT CORP.           9.375% 02/15/07                                     660,000       712,800

              PINNACLE ENTERTAINMENT, INC.           8.250% 03/15/12 (a)                               3,500,000     3,316,250
                                                     8.750% 10/01/13                                   1,990,000     1,950,200

    PREMIER ENTERTAINMENT BILOXI FINANCIAL           10.750% 02/01/12 (a)                              1,120,000     1,178,800

                  RIVER ROCK ENTERTAINMENT           9.750% 11/01/11 (a)                               1,830,000     1,939,800

                       SENECA GAMING CORP.           7.250% 05/01/12 (a)                               1,860,000     1,841,400

                           SIX FLAGS, INC.           9.500% 02/01/09                                   4,045,000     4,120,844

                     STATION CASINOS, INC.           6.000% 04/01/12                                     925,000       881,062
                                                     6.875% 03/01/16                                   1,590,000     1,502,550

           TOWN SPORTS INTERNATIONAL, INC.           (b) 02/01/14
                                                     (11.000% 02/01/09) (a)                            2,250,000     1,113,750

                        VAIL RESORTS, INC.           6.750% 02/15/14 (a)                               1,420,000     1,320,600

                        WARNER MUSIC GROUP           7.375% 04/15/14 (a)                               1,820,000     1,774,500

                        WYNN LAS VEGAS LLC           12.000% 11/01/10                                  1,190,000     1,392,300

                                                                                    Amusement & Recreation Total    45,282,519

See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

AUTO EQUIPMENT & RENTAL SERVICES - 1.0%
                            ACCURIDE CORP.           9.250% 02/01/08                           USD       875,000       890,313

                   ASBURY AUTOMOTIVE GROUP           8.000% 03/15/14                                   1,630,000     1,507,750

                                DANA CORP.           9.000% 08/15/11                                     784,000       887,880

                      DURA OPERATING CORP.           8.625% 04/15/12                                   2,125,000     2,146,250
                                                     9.000% 05/01/09                                   1,780,000     1,726,600

                         NATIONSRENT, INC.           9.500% 10/15/10 (a)                               2,475,000     2,623,500

                    NAVISTAR INTERNATIONAL           7.500% 06/15/11 (f)                                 755,000       756,888

                   WILLIAMS SCOTSMAN, INC.           9.875% 06/01/07                                   1,130,000     1,113,050

                                                                                         Auto Equipment & Rental
                                                                                                  Services Total    11,652,231

BUSINESS SERVICES - 0.1%
                STRATUS TECHNOLOGIES, INC.           10.375% 12/01/08 (a)                              1,135,000     1,106,625

                                                                                         Business Services Total     1,106,625

FUNERAL SERVICES - 0.2%
               SERVICE CORP. INTERNATIONAL           7.700% 04/15/09                                   2,385,000     2,468,475

                                                                                          Funeral Services Total     2,468,475

HEALTH SERVICES - 1.6%
                BIO-RAD LABORATORIES, INC.           7.500% 08/15/13                                   2,020,000     2,090,700

                COVENTRY HEALTH CARE, INC.           8.125% 02/15/12                                   2,550,000     2,843,250

                                 HCA, INC.           8.750% 09/01/10                                   1,815,000     2,041,076

             INSIGHT HEALTH SERVICES CORP.           9.875% 11/01/11                                   2,160,000     2,197,800

                            MEDQUEST, INC.           11.875% 08/15/12                                  2,700,000     3,037,500

           PACIFICARE HEALTH SYSTEMS, INC.           10.750% 06/01/09                                    591,000       675,218

                         TEAM HEALTH, INC.           9.000% 04/01/12 (a)                               1,600,000     1,512,000

                    TENET HEALTHCARE CORP.           5.375% 11/15/06                                     675,000       636,188
                                                     6.375% 12/01/11                                   3,080,000     2,618,000

                           UNITED SURGICAL
              PARTNERS INTERNATIONAL, INC.           10.000% 12/15/11                                  2,235,000     2,519,962

                                                                                           Health Services Total    20,171,694

HOTELS, CAMPS & LODGING - 0.2%
                     HARD ROCK HOTEL, INC.           8.875% 06/01/13                                   1,240,000     1,258,600

 STARWOOD HOTELS & RESORTS WORLDWIDE, INC.           7.875% 05/01/12 (a)                               1,505,000     1,584,012

                                                                                   Hotels, Camps & Lodging Total     2,842,612

                                              See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

OTHER SERVICES - 0.2%
              CORRECTIONS CORP. OF AMERICA           9.875% 05/01/09                       USD           850,000       939,250

                           GEO GROUP, INC.           8.250% 07/15/13                                     940,000       925,900

                                                                                            Other Services Total     1,865,150
                                                                                                                   -----------
                                                                                                  SERVICES TOTAL    85,389,306

TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - 13.1%

AEROSPACE - 0.2%
                        BE AEROSPACE, INC.           8.875% 05/01/11                                   2,095,000     1,979,775

          VOUGHT AIRCRAFT INDUSTRIES, INC.           8.000% 07/15/11 (a)                                 965,000       923,987

                                                                                                 Aerospace Total     2,903,762

AIR TRANSPORTATION - 0.9%
                      CHC HELICOPTER CORP.           7.375% 05/01/14 (a)                               1,450,000     1,417,375

                CONTINENTAL AIRLINES, INC.           7.568% 12/01/06                                   2,170,000     1,833,650

                     DELTA AIR LINES, INC.           7.900% 12/15/09                                   2,965,000     1,482,500

                  NORTHWEST AIRLINES, INC.           9.875% 03/15/07                                   2,520,000     1,864,800

               PETROLEUM HELICOPTERS, INC.           9.375% 05/01/09                                   2,710,000     2,818,400

                           UNITED AIRLINES           1.340% 03/02/49 (i)                               1,932,885     1,807,247

                                                                                        Air Transportation Total    11,223,972

BROADCASTING - 1.7%
            ADVANSTAR COMMUNICATIONS, INC.           12.000% 02/15/11                                  3,395,000     3,598,700

                       CANWEST MEDIA, INC.           10.625% 05/15/11                                  2,465,000     2,760,800

                GRANITE BROADCASTING CORP.           9.750% 12/01/10 (a)                               2,290,000     2,186,950

                      QUEBECOR MEDIA, INC.           11.125% 07/15/11                                  3,500,000     3,963,750

            SINCLAIR BROADCAST GROUP, INC.           8.750% 12/15/11                                     960,000     1,027,200

               SPANISH BROADCASTING SYSTEM           9.625% 11/01/09                                   2,450,000     2,584,750

                        TV AZTECA SA DE CV           10.500% 02/15/07                                  3,755,000     3,745,612

                  XM SATELLITE RADIO, INC.           6.650% 05/01/09 (a)(i)                            1,380,000     1,380,000

                                                                                              Broadcasting Total    21,247,762

CABLE - 2.1%
              ATLANTIC BROADBAND FINANCIAL           9.375% 01/15/14 (a)                               1,965,000     1,827,450

                 CABLEVISION SYSTEMS CORP.           5.670% 04/01/09 (a)(i)                            1,580,000     1,611,600

See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
        CHARTER COMMUNICATIONS HOLDING LLC           9.920% 04/01/11                         USD       9,635,000     7,876,613
                                                     10.250% 09/15/10 (a)                              1,130,000     1,146,950

                        CSC HOLDINGS, INC.           6.750% 04/15/12 (a)                                 910,000       873,600
                                                     7.625% 04/01/11                                     180,000       182,250

                      DIRECTV HOLDINGS LLC           8.375% 03/15/13                                   1,800,000     1,998,000

                        ECHOSTAR DBS CORP.           6.375% 10/01/11 (a)                               2,460,000     2,398,500

              INSIGHT COMMUNICATIONS, INC.           (b) 02/15/11
                                                     (12.250% 02/15/06)                                2,485,000     2,186,800

          NORTHLAND CABLE TELEVISION, INC.           10.250% 11/15/07                                  2,835,000     2,785,388

                             NTL CABLE PLC           8.750% 04/15/14 (a)                               1,365,000     1,385,475

    PEGASUS SATELLITE COMMUNICATIONS, INC.           11.250% 01/15/10 (a)(e)                           1,090,000       599,500

                  TELENET GROUP HOLDING NV           (b) 06/15/14
                                                     (11.500% 12/15/08) (a)                            2,210,000     1,359,150

                                                                                                     Cable Total    26,231,276

COMMUNICATION SERVICES - 0.5%
                  FAIRPOINT COMMUNICATIONS           11.875% 03/01/10                                  1,670,000     1,895,450

                 LUCENT TECHNOLOGIES, INC.           6.450% 03/15/29                                   1,100,000       830,500

                  SBA COMMUNICATIONS CORP.           (b) 12/15/11
                                                     (9.750% 12/15/07) (a)                             1,100,000       805,750
                                                     10.250% 02/01/09                                  3,245,000     3,220,662

                                                                                   Communications Services Total     6,752,362

ELECTRIC, GAS & SANITARY SERVICES - 0.6%
          ALLIED WASTE NORTH AMERICA, INC.           6.500% 11/15/10 (a)                               1,855,000     1,794,713
                                                     Series 2001 B,
                                                     8.500% 12/01/08                                   3,600,000     3,888,000

                      WASTE SERVICES, INC.           9.500% 04/15/14 (a)                               1,170,000     1,178,775

                                                                                        Electric, Gas & Sanitary
                                                                                                  Services Total     6,861,488

ELECTRIC SERVICES - 2.4%
                                 AES CORP.           9.000% 05/15/15 (a)                               2,985,000     3,164,100
                                                     9.500% 06/01/09                                   1,646,000     1,711,840

               BEAVER VALLEY FUNDING CORP.           9.000% 06/01/17                                   2,260,000     2,553,800

              CAITHNESS COSO FUNDING CORP.           9.050% 12/15/09                                   2,720,250     2,937,870

                             CALPINE CORP.           8.500% 07/15/10 (a)                               2,080,000     1,742,000

                          CMS ENERGY CORP.           8.900% 07/15/08                                   2,360,000     2,472,100

                                              See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
                     EDISON MISSION ENERGY           9.875% 04/15/11                      USD          2,290,000     2,290,000

                        ILLINOVA POWER CO.           11.500% 12/15/10                                    850,000     1,000,875

               MSW ENERGY HOLDINGS FINANCE           7.375% 09/01/10 (a)                                 800,000       788,000
                                                     8.500% 09/01/10 (a)                               2,250,000     2,328,750

                          NEVADA POWER CO.           9.000% 08/15/13 (a)                               1,060,000     1,146,125
                                                     10.875% 10/15/09                                  2,025,000     2,278,125

               PSE&G ENERGY HOLDINGS, INC.           8.625% 02/15/08                                   2,495,000     2,682,125

                        UCAR FINANCE, INC.           10.250% 02/15/12                                  2,200,000     2,431,000

                                                                                         Electric Services Total    29,526,710

MARINE SERVICES - 0.4%
           SHIP FINANCE INTERNATIONAL LTD.           8.500% 12/15/13 (a)                               3,230,000     3,010,941

                                  STENA AB           7.500% 11/01/13                                     900,000       904,500
                                                     9.625% 12/01/12                                   1,425,000     1,610,250

                                                                                           Marine Services Total     5,525,691

MOTOR FREIGHT & WAREHOUSING - 0.3%
                     ALLIED HOLDINGS, INC.           8.625% 10/01/07                                   1,410,000     1,328,925

                         QDI CAPITAL CORP.           9.000% 11/15/10 (a)                               2,060,000     1,936,400

                                                                               Motor Freight & Warehousing Total     3,265,325

RADIO & TELEPHONE COMMUNICATIONS - 1.9%
                         AIRGATE PCS, INC.           9.375% 09/01/09                                     362,600       355,348

                   AMERICAN CELLULAR CORP.           Series B,
                                                     10.000% 08/01/11                                  1,430,000     1,254,825

                     CINCINNATI BELL, INC.           8.375% 01/15/14                                   1,815,000     1,633,500

               DOBSON COMMUNICATIONS CORP.           8.875% 10/01/13                                   2,580,000     2,018,850

                         HORIZON PCS, INC.           13.750% 06/15/11 (e)                              2,975,000     1,041,250

                           iPCS ESCROW CO.           11.500% 05/01/12 (a)                                705,000       715,575

               NEXTEL COMMUNICATIONS, INC.           7.375% 08/01/15                                   4,200,000     4,242,000

                     NEXTEL PARTNERS, INC.           8.125% 07/01/11                                   2,425,000     2,485,625

                       ROGERS CANTEL, INC.           9.750% 06/01/16                                   3,350,000     3,852,500

                      RURAL CELLULAR CORP.           8.250% 03/15/12 (a)                               1,095,000     1,125,112

                          US UNWIRED, INC.           (b) 11/01/09
                                                     (13.375% 11/01/04)                                4,535,000     4,716,400

                                                                                               Radio & Telephone
                                                                                            Communications Total    23,440,985

See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

RAILROAD - 0.3%
                      KANSAS CITY SOUTHERN           7.500% 06/15/09                         USD       1,285,000     1,297,850

                              TFM SA DE CV           12.500% 06/15/12                                  2,210,000     2,342,600

                                                                                                  Railroad Total     3,640,450

TELECOMMUNICATION SERVICES - 1.8%
                     AMERICAN TOWERS, INC.           7.250% 12/01/11 (a)                               1,150,000     1,144,250

                                  AXTEL SA           11.000% 12/15/13 (a)                              2,260,000     2,124,400

                 CARRIER1 INTERNATIONAL SA           13.250% 02/15/09 (e)                              6,000,000       540,000

                           INSIGHT MIDWEST           9.750% 10/01/09 (a)                               1,385,000     1,457,712

                    LEVEL 3 COMMUNICATIONS           10.500% 12/01/08                                  2,370,000     1,824,900

                     QWEST CAPITAL FUNDING           7.250% 02/15/11                                   4,830,000     3,996,825
                                                     7.750% 02/15/31                                   2,065,000     1,600,375

                      QWEST SERVICES CORP.           13.500% 12/15/10 (a)                              3,700,000     4,259,625

                         SPECTRASITE, INC.           8.250% 05/15/10 (a)                               1,120,000     1,159,200

                 TIME WARNER TELECOM, INC.           9.750% 07/15/08                                   2,120,000     1,982,200
                                                     10.125% 02/01/11                                    750,000       678,750

                    WESTERN WIRELESS CORP.           9.250% 07/15/13                                   2,015,000     2,083,006

                                                                                Telecommunication Services Total    22,851,243
                                                                                                                   -----------
                                                                                 TRANSPORTATION, COMMUNICATIONS,
                                                                                        ELECTRIC, GAS & SANITARY
                                                                                                  SERVICES TOTAL   163,471,026
UTILITY -- 0.4%

INDEPENDENT POWER PRODUCERS - 0.4%
             CALPINE CANADA ENERGY FINANCE           8.500% 05/01/08                                   1,155,000       687,225

                    CALPINE GENERATING CO.           10.250% 04/01/11 (a)(i)                           2,030,000     1,786,400
                                                     11.500% 04/01/11 (a)                              2,260,000     1,943,600

                          NRG ENERGY, INC.           8.000% 12/15/13 (a)                                 775,000       775,000

                                                                               Independent Power Producers Total     5,192,225
                                                                                                                   -----------
                                                                                                   UTILITY TOTAL     5,192,225
                                                                                                                   -----------
                                                  TOTAL CORPORATE
                                                  FIXED-INCOME BONDS & NOTES
                                                  (COST OF $494,445,394)                                           505,287,506

                                              See notes to investment portfolio.


U.S. GOVERNMENT AGENCIES &
 OBLIGATIONS - 25.2%                                                                                       PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.                     5.000% 08/25/10                          USD      8,600,000     8,616,529
                                                     7.500% 03/01/16                                      12,588        13,134
                                                     8.000% 04/01/06-05/01/16                             93,952        98,086
                                                     8.500% 02/01/07-07/01/10                             86,168        91,609
                                                     8.750% 06/01/08-07/01/08                             14,913        15,842
                                                     9.000% 09/01/04-01/01/22                            104,072       113,970
                                                     9.250% 08/01/08-05/01/16                             96,228       106,065
                                                     9.500% 11/01/08-08/01/16                             72,903        79,326
                                                     9.750% 12/01/08-09/01/16                             11,720        12,754
                                                     10.000% 07/01/09-11/01/19                           155,747       170,168
                                                     10.500% 11/01/11-10/01/24                           104,198       117,230
                                                     10.750% 05/01/10-09/01/13                           179,030       198,097
                                                     11.250% 10/01/10-11/01/15                           151,144       169,472

                                                                                               Federal Home Loan
                                                                                            Mortgage Corp. Total     9,802,282

FEDERAL NATIONAL MORTGAGE ASSOCIATION                7.500% 02/01/06-11/01/11                             29,609        30,369
                                                     8.000% 07/01/08-07/01/09                             61,408        65,079
                                                     8.250% 11/01/07                                      31,038        31,961
                                                     8.500% 05/01/08-09/01/21                            186,983       198,403
                                                     9.000% 11/01/08-08/01/21                            502,849       547,762
                                                     9.250% 05/01/16                                      97,593       109,037
                                                     10.000% 11/01/13-03/01/16                           277,720       310,749
                                                     10.500% 09/01/07-03/01/16                           286,829       320,759
                                                     To Be Announced,
                                                     6.500% 06/03/34 (f)                              60,590,000    62,729,554

                                                                                                Federal National
                                                                                      Mortgage Association Total    64,343,673

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION             8.500% 02/15/06                                       3,670         3,873
                                                     9.000% 08/15/08-12/15/17                          1,524,676     1,697,773
                                                     9.500% 06/15/09-11/15/17                            739,141       815,584
                                                     10.000% 11/15/09-09/15/21                           191,939       213,873
                                                     10.500% 12/15/10-04/15/21                            59,119        66,442
                                                     11.000% 12/15/09-10/15/15                           330,331       372,380
                                                     11.750% 08/15/13                                      9,051        10,250
                                                     12.000% 05/15/14                                        549           628

                                                                                             Government National
                                                                                      Mortgage Association Total     3,180,803

U.S. TREASURY NOTES & BONDS                          4.875% 02/15/12                                   3,500,000     3,603,495
                                                     7.500% 11/15/24                                  12,000,000    15,109,692
                                                     8.875% 02/15/19                                   9,000,000    12,411,207
                                                     10.375% 11/15/12                                 52,000,000    63,911,224
                                                     10.625% 08/15/15                                 29,415,000    44,076,554
                                                     11.625% 11/15/04                                 23,600,000    24,689,659
                                                     12.500% 08/15/14                                 52,151,000    73,145,845

                                                                                                   U.S. Treasury
                                                                                             Notes & Bonds Total   236,947,676
                                                                                                                   -----------
                                                  TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                                                  (COST OF $330,374,314)                                           314,274,434

See notes to investment portfolio.

FOREIGN GOVERNMENT OBLIGATIONS - 32.7%                                                                      PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------


                  EUROPEAN INVESTMENT BANK            7.625% 12/07/07                        GBP       5,110,000     9,997,856

                      GOVERNMENT OF CANADA           10.000% 06/01/08                        CAD      24,110,000    21,676,816

                     GOVERNMENT OF HUNGARY            6.250% 06/12/07                        HUF     750,000,000     3,298,170

                 GOVERNMENT OF NEW ZEALAND            6.000% 11/15/11                        NZD      21,400,000    13,335,261
                                                      6.500% 04/15/13                                 27,600,000    17,713,017

                      GOVERNMENT OF NORWAY            5.500% 05/15/09                        NOK      41,770,000     6,600,721

                      GOVERNMENT OF SWEDEN            5.000% 01/28/09                        SEK     153,580,000    21,526,499
                                                      5.500% 10/08/12                                 54,300,000     7,769,005
                                                      6.750% 05/05/14                                 35,625,000     5,559,656

                          KINGDOM OF SPAIN            5.500% 07/30/17                        EUR       7,635,000    10,145,152

                MINISTRY OF FINANCE RUSSIA           12.750% 06/24/28                        USD       7,430,000    10,818,080

                    POLAND GOVERNMENT BOND            8.500% 05/12/07                        PLN      29,915,000     8,080,101

                        REPUBLIC OF BRAZIL            2.125% 04/15/12 (i)                    USD       3,952,956     3,231,542
                                                      9.250% 10/22/10                                  4,180,000     3,866,500
                                                     11.000% 08/17/40                                  3,725,000     3,337,600
                                                     11.500% 04/02/09                        EUR       4,250,000     5,304,671
                                                     14.500% 10/15/09                        USD      12,750,000    14,439,375

                      REPUBLIC OF BULGARIA            2.000% 07/28/24 (i)                              8,160,000     8,139,600
                                                      8.250% 01/15/15                                  4,215,000     4,720,800

                      REPUBLIC OF COLOMBIA           10.000% 01/23/12                                  5,523,000     5,536,807
                                                     10.750% 01/15/13                                  2,830,000     2,929,050
                                                     11.500% 05/31/11                        EUR       3,010,000     4,061,275
                                                     11.750% 02/25/20                        USD       4,620,000     4,885,650

                       REPUBLIC OF GERMANY            5.375% 01/04/10                        EUR      10,660,000    14,089,001
                                                      6.000% 07/04/07                                 10,280,000    13,596,657

                        REPUBLIC OF GREECE            5.350% 05/18/11                                 10,000,000    13,145,377

                         REPUBLIC OF ITALY            5.000% 02/01/12                                 23,170,000    29,819,608

                        REPUBLIC OF PANAMA            8.125% 04/28/34                        USD       3,300,000     2,937,000
                                                      8.875% 09/30/27                                  3,230,000     3,076,575

                          REPUBLIC OF PERU            9.875% 02/06/15                                  6,100,000     6,161,000

                   REPUBLIC OF PHILIPPINES            8.250% 01/15/14                                  3,325,000     3,135,475

                  REPUBLIC OF SOUTH AFRICA            5.250% 05/16/13                        EUR       7,230,000     8,475,067
                                                      6.500% 06/02/14 (f)                    USD       4,400,000     4,391,200
                                                     13.000% 08/31/10                        ZAR      49,400,000     8,481,436

                                              See notes to investment portfolio.

                                                                                                             PAR     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
                     REPUBLIC OF VENEZUELA           9.250% 09/15/27                         USD       6,945,000    5,851,162

                        RUSSIAN FEDERATION           5.000% 03/31/30                                   8,260,000     7,526,925
                                                     11.000% 07/24/18                                  5,752,000     7,221,636

             TREASURY OF CORP. OF VICTORIA           7.500% 08/15/08                         AUD      21,815,000    16,567,745

                   UNITED KINGDOM TREASURY           5.000% 03/07/12                         GBP       7,630,000    13,823,152
                                                     7.500% 12/07/06                                   5,410,000    10,474,049
                                                     9.000% 07/12/11                                   4,750,000    10,667,454

                     UNITED MEXICAN STATES           7.500% 03/08/10                         EUR       5,040,000     6,886,431
                                                     7.500% 04/08/33                         USD      16,450,000    16,055,200
                                                     11.375% 09/15/16                                  2,580,000     3,612,000

          WESTERN AUSTRALIA TREASURY CORP.           7.000% 04/15/11                         AUD       6,100,000     4,591,382
                                                                                                                   -----------
                                                  TOTAL FOREIGN
                                                  GOVERNMENT OBLIGATIONS
                                                  (COST OF $393,942,290)                                           407,558,736

CONVERTIBLE BONDS - 0.7%
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - 0.6%

COMMUNICATION SERVICES - 0.3%
                    COLT TELECOM GROUP PLC           2.000% 03/29/06 (a)                     EUR       1,615,000     2,139,616
                                                     2.000% 12/16/06 (a)                                 750,000     1,018,814

                                                                                                   Communication
                                                                                                  Services Total     3,158,430

RADIO & TELEPHONE COMMUNICATIONS - 0.3%
                     NORTEL NETWORKS CORP.           4.250% 09/01/08                                   4,640,000     4,251,539

                                                                                               Radio & Telephone
                                                                                            Communications Total     4,251,539
                                                                                                                   -----------
                                                                                 TRANSPORTATION, COMMUNICATIONS,
                                                                                        ELECTRIC, GAS & SANITARY
                                                                                                  SERVICES TOTAL     7,409,969

UTILITY - 0.1%

INDEPENDENT POWER PRODUCERS - 0.1%
                              MIRANT CORP.           2.500% 06/15/21 (e)                     USD       1,565,000       869,185

                                                                               Independent Power Producers Total       869,185

                                                                                                   UTILITY TOTAL       869,185
                                                                                                                   -----------
                                                  TOTAL CONVERTIBLE BONDS
                                                  (COST OF $7,129,608)                                               8,279,154

See notes to investment portfolio.

SHORT-TERM OBLIGATION - 5.0%                                                                           PAR       VALUE ($)
------------------------------------------------------------------------------------------------------------------------------


                                                  Repurchase agreement with State Street
                                                  Bank & Trust Co., dated 05/28/04,
                                                  due 06/01/04 at 0.930%, collateralized
                                                  by U.S. Treasury Bonds with various
                                                  maturities to 08/15/23, market value
                                                  $63,302,290 (repurchase proceeds
                                                  $62,057,412) (Cost of $62,051,000)         USD    62,051,000      62,051,000

                                                  TOTAL INVESTMENTS - 104.1%
                                                  (COST OF $1,287,942,606)(j)                                    1,297,450,830

                                                  OTHER ASSETS & LIABILITIES, NET - (4.1)%                         (50,987,431)

                                                  NET ASSETS - 100.0%                                            1,246,463,399

     NOTES TO INVESTMENT PORTFOLIO:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted to $156,880,532, which represents 12.6% of net assets.

(b) Step bond. This security is currently accruing at zero. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.

(c) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants, however, under the issuer's plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of May 31, 2004, the value of this security represents 0.1% of net assets.

(d)  Zero coupon bond.

(e) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $6,497,935, which represents 0.5% of net assets.

(f)  Security purchased on a delayed delivery basis.

(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h) The issuer is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $3,862,805, which represents 0.3% of net assets.

(i) Variable rate security. The interest rate shown reflects the rate as of May 31, 2004.

(j)  Cost for federal income tax purposes is $1,306,682,729.

                                              See notes to financial statements.

As of May 31, 2004, the Fund had entered into the following forward currency exchange contracts:

 FORWARD CURRENCY                           AGGREGATE         SETTLEMENT       UNREALIZED
 CONTRACTS TO BUY            VALUE          FACE VALUE           DATE         APPRECIATION
-------------------------------------------------------------------------------------------
EUR      750,000        $      915,921    $      904,875          06/10/04    $      11,046

 FORWARD CURRENCY                           AGGREGATE         SETTLEMENT       UNREALIZED
 CONTRACTS TO SELL           VALUE          FACE VALUE           DATE         DEPRECIATION
-------------------------------------------------------------------------------------------
EUR    2,461,700        $    3,006,297    $    2,970,041          06/10/04    $     (36,256)
EUR   13,480,000            16,459,091        16,041,200          06/17/04         (417,891)
EUR    4,462,500             5,447,125         5,341,613          06/28/04         (105,512)
EUR    3,751,000             4,578,636         4,489,947          06/28/04          (88,689)
EUR    8,742,000            10,670,871        10,466,797          06/28/04         (204,074)
EUR    4,135,000             5,047,364         4,953,317          06/28/04          (94,047)
EUR    8,578,000            10,470,685        10,267,866          06/28/04         (202,819)
GBP    3,530,000             6,456,005         6,240,687          06/21/04         (215,318)
                                                                              -------------
                                                                              $  (1,364,606)
                                                                              -------------

                ACRONYM                                         NAME
-------------------------------------------------------------------------------------------
                  AUD                                     Australian Dollar
                  CAD                                      Canadian Dollar
                  EUR                                       Euro Currency
                  GBP                                       British Pound
                  HUF                                     Hungarian Forint
                  NOK                                      Norwegian Krona
                  NZD                                    New Zealand Dollar
                  PIK                                      Payment-In-Kind
                  PLN                                       Polish Zloty
                  SEK                                       Swedish Krona
                  USD                                   United States Dollar
                  ZAR                                    South African Rand

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004                                      COLUMBIA STRATEGIC INCOME FUND

                                                                                                                              ($)
---------------------------------------------------------------------------------------------------------------------------------
                         ASSETS      Investments, at cost                                                           1,287,942,606
                                                                                                                    -------------
                                     Investments, at value                                                          1,297,450,830
                                     Foreign currency (cost of $64)                                                            64
                                     Net unrealized appreciation on foreign foreign currency
                                      contracts                                                                            11,046
                                     Receivable for:
                                       Investments sold                                                                 6,899,955
                                       Fund shares sold                                                                   649,013
                                       Interest                                                                        24,225,659
                                       Foreign tax reclaim                                                                299,386
                                     Deferred Trustees' compensation plan                                                  46,441
                                     Other assets                                                                         426,045
                                                                                                                    -------------
                                                                                                      Total Assets  1,330,008,439

                    LIABILITIES      Net unrealized depreciation on foreign forward currency
                                      contracts                                                                         1,364,606
                                     Payable for:
                                       Investments purchased                                                            8,042,964
                                       Investments purchased on a delayed delivery basis                               70,354,525
                                       Fund shares repurchased                                                          2,026,418
                                       Investment advisory fee                                                            680,425
                                       Transfer agent fee                                                                 265,507
                                       Pricing and bookkeeping fees                                                        39,311
                                       Trustees' fees                                                                         672
                                       Custody fee                                                                         37,904
                                       Distribution and service fees                                                      603,016
                                     Deferred Trustees' fees                                                               46,441
                                     Other liabilities                                                                     83,251
                                                                                                                    -------------
                                                                                                 Total Liabilities     83,545,040

                                                                                                        NET ASSETS  1,246,463,399

      COMPOSITION OF NET ASSETS      Paid-in capital                                                                1,582,599,877
                                     Undistributed net investment income                                                  852,349
                                     Accumulated net realized loss                                                   (345,199,303)
                                     Net unrealized appreciation (depreciation) on:
                                       Investments                                                                      9,508,224
                                       Foreign currency translations                                                   (1,297,748)

                                                                                                        NET ASSETS  1,246,463,399

                        CLASS A      Net assets                                                                       566,268,625
                                     Shares outstanding                                                                94,029,744
                                     Net asset value per share                                                               6.02(a)
                                     Maximum offering price per share ($6.02/0.9525)                                         6.32(b)

                        CLASS B      Net assets                                                                       408,344,968
                                     Shares outstanding                                                                67,847,746
                                     Net asset value and offering price per share                                            6.02(a)

                        CLASS C      Net assets                                                                        41,520,284
                                     Shares outstanding                                                                 6,893,767
                                     Net asset value and offering price per share                                            6.02(a)

                        CLASS J      Net assets                                                                       229,179,272
                                     Shares outstanding                                                                38,130,411
                                     Net asset value and redemption price per share                                          6.01(a)
                                     Maximum offering price per share ($6.01/0.9700)                                         6.20(b)

                        CLASS Z      Net assets                                                                         1,150,250
                                     Shares outstanding                                                                   192,443
                                     Net asset value, offering and redemption price per share                                5.98

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

                                              See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004                   COLUMBIA STRATEGIC INCOME FUND

                                                                                                                                ($)
-----------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT INCOME  Interest                                                                     93,436,617
                                            Dividends                                                                       276,935
                                            Dollar roll fee income                                                        1,037,319
                                                                                                                        -----------
                                              Total Investment Income (net of foreign taxes withheld of $15,211)         94,750,871

                                  EXPENSES  Investment advisory fee                                                       8,539,325
                                            Distribution fee:
                                              Class B                                                                     3,435,613
                                              Class C                                                                       331,418
                                              Class J                                                                       861,452
                                            Service fee:
                                              Class A                                                                     1,412,350
                                              Class B                                                                     1,095,095
                                              Class C                                                                       105,425
                                              Class J                                                                       588,165
                                            Transfer agent fee                                                            2,806,115
                                            Pricing and bookkeeping fees                                                    417,531
                                            Trustees' fees                                                                   42,296
                                            Custody fee                                                                     238,067
                                            Non-recurring costs (See Note 7)                                                 36,826
                                            Other expenses                                                                  420,377
                                                                                                                        -----------
                                              Total Expenses                                                             20,330,055
                                            Fees waived by Distributor - Class C                                            (66,227)
                                            Non-recurring costs assumed by Investment Advisor (See Note 7)                  (36,826)
                                            Custody earnings credit                                                          (7,307)
                                                                                                                        -----------
                                              Net Expenses                                                               20,219,695
                                                                                                                        -----------
                                            Net Investment Income                                                        74,531,176

NET REALIZED AND UNREALIZED GAIN (LOSS) ON  Net realized gain (loss) on:
          INVESTMENTS AND FOREIGN CURRENCY    Investments                                                                53,264,925
                                              Foreign currency transactions                                              (9,952,946)
                                                                                                                        -----------
                                                Net realized gain                                                        43,311,979
                                            Net change in unrealized
                                              appreciation/depreciation on:
                                              Investments                                                               (44,761,191)
                                              Foreign currency translations                                               5,234,964
                                                                                                                        -----------
                                                Net change in unrealized appreciation/depreciation                      (39,526,227)
                                                                                                                        -----------
                                            Net Gain                                                                      3,785,752
                                                                                                                        -----------
                                            Net Increase in Net Assets from Operations                                   78,316,928

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                  COLUMBIA STRATEGIC INCOME FUND

                                                                                     YEAR ENDED     PERIOD ENDED      YEAR ENDED
                                                                                        MAY 31,          MAY 31,    DECEMBER 31,
                                                                                       2004 ($)     2003 (a) ($)        2002 ($)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

                            OPERATIONS  Net investment income                        74,531,176       34,240,196      87,534,488
                                        Net realized gain (loss) on investments
                                          and foreign currency transactions          43,311,979       13,443,603    (102,998,317)
                                        Net change in unrealized appreciation/
                                          depreciation on investments and
                                          foreign currency translations             (39,526,227)      92,604,312     113,060,240
                                                                                  ----------------------------------------------
                                        Net Increase from Operations                 78,316,928      140,288,111      97,596,411

DISTRIBUTIONS DECLARED TO SHAREHOLDERS  From net investment income:
                                          Class A                                   (42,467,084)     (15,184,183)    (42,003,370)
                                          Class B                                   (29,338,162)     (10,942,373)    (32,234,724)
                                          Class C                                    (2,896,843)      (1,015,241)     (2,719,136)
                                          Class J                                   (16,932,962)      (6,687,799)    (20,199,908)
                                          Class Z                                       (64,839)         (12,062)        (44,973)
                                        Return of capital:
                                          Class A                                             -                -      (2,370,220)
                                          Class B                                             -                -      (1,818,983)
                                          Class C                                             -                -        (153,439)
                                          Class J                                             -                -      (1,139,866)
                                          Class Z                                             -                -          (2,538)
                                                                                  ----------------------------------------------
                                        Total Distributions Declared to
                                          Shareholders                              (91,699,890)     (33,841,658)   (102,687,157)

                    SHARE TRANSACTIONS  Class A:
                                          Subscriptions                              68,039,895       28,881,303      76,999,338
                                          Distributions reinvested                   22,542,999        7,792,998      22,577,921
                                          Redemptions                              (113,152,672)     (39,518,059)   (120,669,061)
                                                                                  ----------------------------------------------
                                            Net Decrease                            (22,569,778)      (2,843,758)    (21,091,802)
                                        Class B:
                                          Subscriptions                              40,064,707       32,599,690      66,402,147
                                          Distributions reinvested                   16,158,239        5,920,067      18,557,348
                                          Redemptions                              (128,322,218)     (47,619,346)   (159,845,033)
                                                                                  ----------------------------------------------
                                            Net Decrease                            (72,099,272)      (9,099,589)    (74,885,538)
                                        Class C:
                                          Subscriptions                               8,693,636        6,567,113      10,711,255
                                          Distributions reinvested                    1,571,832          547,933       1,596,012
                                          Redemptions                               (13,809,960)      (3,831,655)    (16,138,332)
                                                                                  ----------------------------------------------
                                            Net Increase (Decrease)                  (3,544,492)       3,283,391      (3,831,065)
                                        Class J:
                                          Subscriptions                               5,771,627        4,260,615       7,970,201
                                          Redemptions                               (32,286,028)     (38,576,078)    (59,088,986)
                                                                                  ----------------------------------------------
                                            Net Decrease                            (26,514,401)     (34,315,463)    (51,118,785)
                                        Class Z:
                                          Subscriptions                               1,051,458        1,247,878          31,748
                                          Distributions reinvested                       55,898           11,438          47,503
                                          Redemptions                                (1,113,389)        (108,415)     (1,932,379)
                                                                                  ----------------------------------------------
                                            Net Increase (Decrease)                      (6,033)       1,150,901      (1,853,128)
                                        Net Decrease from Share Transactions       (124,733,976)     (41,824,518)   (152,780,318)
                                                                                  ----------------------------------------------
                                        Total Increase (Decrease) in Net
                                         Assets                                    (138,116,938)      64,621,935    (157,871,064)
                            NET ASSETS  Beginning of period                       1,384,580,337    1,319,958,402   1,477,829,466
                                        End of period (including
                                          undistributed (overdistributed)
                                          net investment income of $852,349,
                                          $(11,558,453) and $(25,578,478),
                                          respectively)                           1,246,463,399    1,384,580,337   1,319,958,402

(a) The Fund changed its fiscal year end from December 31 to May 31.

                                              See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                  COLUMBIA STRATEGIC INCOME FUND

                                                                                     YEAR ENDED     PERIOD ENDED      YEAR ENDED
                                                                                        MAY 31,          MAY 31,    DECEMBER 31,
                                                                                           2004         2003 (a)            2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

                     CHANGES IN SHARES  Class A:
                                          Subscriptions                              11,072,096        4,991,280      13,798,283
                                          Issued for distributions reinvested         3,674,542        1,347,649       4,075,545
                                          Redemptions                               (18,468,207)      (6,828,570)    (21,765,079)
                                                                                  ----------------------------------------------
                                            Net Decrease                             (3,721,569)        (489,641)     (3,891,251)
                                        Class B:
                                          Subscriptions                               6,545,770        5,624,733      11,996,584
                                          Issued for distributions reinvested         2,635,178        1,023,970       3,358,728
                                          Redemptions                               (20,955,613)      (8,229,830)    (28,815,674)
                                                                                  ----------------------------------------------
                                            Net Decrease                            (11,774,665)      (1,581,127)    (13,460,362)
                                        Class C:
                                          Subscriptions                               1,417,309        1,130,031       1,930,151
                                          Issued for distributions reinvested           256,111           94,722         287,824
                                          Redemptions                                (2,263,480)        (658,217)     (2,910,443)
                                                                                  ----------------------------------------------
                                            Net Increase (Decrease)                    (590,060)         566,536        (692,468)
                                        Class J:
                                          Subscriptions                                 931,651          724,787       1,438,451
                                          Redemptions                                (5,247,368)      (6,646,170)    (10,581,690)
                                                                                  ----------------------------------------------
                                            Net Decrease                             (4,315,717)      (5,921,383)     (9,143,239)
                                        Class Z:
                                          Subscriptions                                 171,694          212,751           5,811
                                          Issued for distributions reinvested             9,156            1,948           8,620
                                          Redemptions                                  (184,806)         (18,781)       (344,889)
                                                                                  ----------------------------------------------
                                            Net Increase (Decrease)                      (3,956)         195,918        (330,458)

(a) The Fund changed its fiscal year end from December 31 to May 31.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004                                      COLUMBIA STRATEGIC INCOME FUND

NOTE 1. ORGANIZATION

Columbia Strategic Income Fund (the "Fund"), a series of Columbia Funds Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks high current income consistent with prudent risk. The Fund also seeks maximum total return.

FUND SHARES

The Fund may issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class J and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class J shares are subject to a 3% front-end sales charge and are available for purchase only by residents or citizens of Japan. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Strategic Income Fund to Columbia Strategic Income Fund. Also on that date, the Trust changed its name from Liberty Funds Trust I to Columbia Funds Trust I.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the forward exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations as segregated with the custodian in an amount equal to the mortgage dollar roll transactions.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities. Fee income attributable to dollar roll transactions is recorded on the accrual basis over the term of the transaction.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2004, permanent differences resulting primarily from differing treatments for market discount reclassifications, Section 988 reclassification of foreign currency, paydown reclassifications and amortization/accretion adjustments were identified and reclassified among the components of the Fund's net assets as follows:

UNDISTRIBUTED NET        ACCUMULATED
INVESTMENT INCOME     NET REALIZED LOSS       PAID-IN CAPITAL
-------------------------------------------------------------
   $ 29,579,516         $ (29,579,515)            $ (1)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended May 31, 2004, the period ended May 31, 2003 and the year ended December 31, 2002 was as follows:

                                  MAY 31,        MAY 31,         DECEMBER 31,
                                   2004           2003               2002
-----------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME*             $ 91,699,890    $ 33,841,658      $ 97,202,111
  LONG-TERM CAPITAL GAINS                --              --                --
  TAX RETURN OF CAPITAL                  --              --         5,485,046

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED         UNDISTRIBUTED
  ORDINARY              LONG-TERM         NET UNREALIZED
   INCOME             CAPITAL GAINS        DEPRECIATION*
--------------------------------------------------------
$ 18,813,500             $  --             $ (9,104,468)

*The differences between book-basis and tax-basis net unrealized depreciation are primarily due to deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

UNREALIZED APPRECIATION                  $  49,084,707
UNREALIZED DEPRECIATION                    (58,316,606)
                                        --------------
  NET UNREALIZED DEPRECIATION            $  (9,231,899)

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

 YEAR OF                CAPITAL LOSS
EXPIRATION              CARRYFORWARD
------------------------------------
   2007                $   8,852,750
   2008                   63,518,542
   2009                  136,912,288
   2010                  135,415,014
   2011                      318,608
                       $ 345,017,202

Capital loss carryforwards of $12,688,939 were utilized and/or expired during the year ended May 31, 2004 for the Fund. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE

Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS          FEE RATE
------------------------------------------
    FIRST $1 BILLION               0.65%
    NEXT $1 BILLION                0.60%
    OVER $2 BILLION                0.55%

For the year ended May 31, 2004, the Fund's effective investment advisory fee rate was 0.64%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the year ended May 31, 2004, the Fund's effective pricing and bookkeeping fee rate was 0.031%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

For the year ended May 31, 2004, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket fees, was 0.21%.

Effective October 13, 2003, Liberty Funds Services, Inc. was renamed Columbia Funds Services, Inc.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. For the year ended May 31, 2004, the Distributor has retained net underwriting discounts of $58,900 on sales of the Fund's Class A shares and received CDSC fees of $219, $999,386 and $9,590 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class J shares issued thereafter. This arrangement results in a service fee between the 0.15% and 0.25% annual rates. For the year ended May 31, 2004, the effective service fee rate was 0.24% for Class A, Class B, Class C and Class J shares of the Fund.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares and 0.35% annually of the average daily net assets attributable to Class J shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Effective October 13, 2003, Liberty Funds Distributor, Inc. was renamed Columbia Funds Distributor, Inc.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended May 31, 2004, the Fund paid $3,393 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the year ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $860,742,493 and $1,012,085,751, respectively, of which $97,533,568 and $103,638,131, respectively, were U.S. Government securities.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended May 31, 2004, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

For the year ended May 31, 2004, Columbia has assumed $36,826 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                                                  COLUMBIA STRATEGIC INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                      PERIOD
                                  YEAR ENDED           ENDED
                                     MAY 31,         MAY 31,                          YEAR ENDED DECEMBER 31,
CLASS A SHARES                          2004         2003(a)            2002            2001              2000            1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $      6.09     $      5.63     $      5.64     $      6.00       $      6.62     $      7.11

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.36(b)         0.16(b)         0.38(b)         0.48(b)(c)        0.58(d)         0.57(d)
Net realized and unrealized
gain (loss) on investments
and foreign currency                    0.01            0.46            0.05           (0.30)(c)         (0.62)          (0.48)
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total from Investment
Operations                              0.37            0.62            0.43            0.18             (0.04)           0.09

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.44)          (0.16)          (0.42)          (0.50)            (0.53)          (0.58)(e)
Return of capital                         --              --           (0.02)          (0.04)            (0.05)             --
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total Distributions Declared
to Shareholders                        (0.44)          (0.16)          (0.44)          (0.54)            (0.58)          (0.58)

NET ASSET VALUE, END OF PERIOD   $      6.02     $      6.09     $      5.63     $      5.64       $      6.00     $      6.62
Total return (f)                        6.21%          11.10%(g)        7.97%           3.07%            (0.68)%          1.28%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (h)                            1.17%           1.27%(i)        1.23%           1.21%             1.17%           1.19%
Net investment income (h)               5.90%           6.52%(i)        6.75%           8.22%(c)          9.12%           8.30%
Portfolio turnover rate                   68%             59%(g)          62%            106%               35%             44%
Net assets, end of
period (000's)                   $   566,269     $   595,223     $   552,737     $   575,791       $   536,481     $   669,795

(a)  The Fund changed its fiscal year end from December 31 to May 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.60% to 8.22%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

                                                      PERIOD
                                  YEAR ENDED           ENDED
                                     MAY 31,         MAY 31,                          YEAR ENDED DECEMBER 31,
CLASS B SHARES                          2004         2003(a)            2002            2001              2000            1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $      6.09     $      5.62     $      5.63     $      6.00       $      6.62     $      7.11

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.32(b)         0.14(b)         0.34(b)         0.44(b)(c)        0.53(d)         0.51(d)
Net realized and unrealized
gain (loss) on investments
and foreign currency                    0.01            0.47            0.04           (0.32)(c)         (0.62)          (0.48)
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total from Investment
Operations                              0.33            0.61            0.38            0.12             (0.09)           0.03

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.40)          (0.14)          (0.37)          (0.45)            (0.48)          (0.52)(e)
Return of capital                         --              --           (0.02)          (0.04)            (0.05)             --
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total Distributions Declared
to Shareholders                        (0.40)          (0.14)          (0.39)          (0.49)            (0.53)          (0.52)

NET ASSET VALUE, END OF PERIOD   $      6.02     $      6.09     $      5.62     $      5.63       $      6.00     $      6.62
Total return (f)                        5.42%          10.95%(g)        7.17%           2.12%            (1.41)%          0.52%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (h)                            1.92%           2.02%(i)        1.98%           1.96%             1.92%           1.94%
Net investment income (h)               5.15%           5.77%(i)        6.00%           7.47%(c)          8.37%           7.55%
Portfolio turnover rate                   68%             59%(g)          62%            106%               35%             44%
Net assets, end of
period (000's)                   $   408,345     $   484,540     $   456,563     $   533,406       $   693,733     $   914,145

(a)  The Fund changed its fiscal year end from December 31 to May 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.85% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

                                                     PERIOD
                                  YEAR ENDED          ENDED
                                     MAY 31,        MAY 31,                           YEAR ENDED DECEMBER 31,
CLASS C SHARES                          2004        2003(a)             2002            2001              2000            1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $      6.09     $     5.63       $     5.64     $      6.00       $      6.62      $     7.11

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.33(b)        0.14(b)          0.35(b)         0.45(b)(c)        0.54(d)(e)      0.52(d)(e)
Net realized and unrealized
gain (loss) on investments
and foreign currency                    0.01           0.46             0.04           (0.31)(c)         (0.62)          (0.48)
                                 -----------     ----------       ----------     -----------       -----------      ----------
Total from Investment
Operations                              0.34           0.60             0.39            0.14             (0.08)           0.04

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.41)         (0.14)           (0.38)          (0.46)            (0.49)           0.53)(f)
Return of capital                         --             --            (0.02)          (0.04)            (0.05)             --
                                 -----------     ----------       ----------     -----------       -----------      ----------
Total Distributions Declared
to Shareholders                        (0.41)         (0.14)           (0.40)          (0.50)            (0.54)          (0.53)

NET ASSET VALUE, END OF PERIOD   $      6.02     $     6.09       $     5.63     $      5.64       $      6.00      $     6.62
Total return (g)                        5.57%(h)      10.82%(h)(i)      7.32%(h)        2.45%            (1.26)%(h)       0.67%(h)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (j)                            1.77%          1.87%(k)         1.83%           1.81%             1.77%(d)        1.79%(d)
Net investment income (j)               5.31%          5.92%(k)         6.15%           7.62%(c)          8.52%(d)        7.70%(d)
Waiver/reimbursement                    0.15%          0.15%(k)         0.15%             --              0.15%           0.15%
Portfolio turnover rate                   68%            59%(i)           62%            106%               35%             44%
Net assets, end of
period (000's)                   $    41,520     $   45,572       $   38,923     $    42,906       $    43,538      $   57,246

(a)  The Fund changed its fiscal year end from December 31 to May 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.00% to 7.62%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Net of fees waived by the Distributor which amounted to $0.02 and $0.01 per share and 0.15% and 0.15% for the periods ended December 31, 2000 and 1999, respectively.
(e) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(f) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(i)  Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)  Annualized.

                                                     PERIOD
                                  YEAR ENDED          ENDED
                                     MAY 31,        MAY 31,                           YEAR ENDED DECEMBER 31,
CLASS J SHARES                          2004        2003(a)             2002            2001              2000            1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $      6.08     $      5.62     $      5.63     $      6.00       $      6.62     $      7.10

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.34(b)         0.15(b)         0.36(b)         0.46(b)(c)        0.55(d)         0.54(d)
Net realized and unrealized
gain (loss) on investments
and foreign currency                    0.01            0.46            0.05           (0.31)(c)         (0.62)          (0.47)
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total from Investment
Operations                              0.35            0.61            0.41            0.15             (0.07)           0.07

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.42)          (0.15)          (0.40)          (0.48)            (0.50)          (0.55)(e)
Return of capital                         --              --           (0.02)          (0.04)            (0.05)             --
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total Distributions Declared
to Shareholders                        (0.42)          (0.15)          (0.42)          (0.52)            (0.55)          (0.55)

NET ASSET VALUE, END OF PERIOD   $      6.01     $      6.08     $      5.62     $      5.63 $            6.00     $      6.62
Total return (f)                        5.88%          10.97%(g)        7.61%           2.56%            (1.02)%          1.07%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (h)                            1.52%           1.62%(i)        1.58%           1.56%             1.52%           1.54%
Net investment income (h)               5.55%           6.17%(i)        6.40%           7.87%(c)          8.77%           7.95%
Portfolio turnover rate                   68%             59%(g)          62%            106%               35%             44%
Net assets, end of
period (000's)                   $   229,179     $   258,057     $   271,733     $   323,866       $   508,079     $   568,311

(a)  The Fund changed its fiscal year end from December 31 to May 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.25% to 7.87%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

                                                     PERIOD
                                  YEAR ENDED          ENDED
                                     MAY 31,        MAY 31,                           YEAR ENDED DECEMBER 31,
CLASS Z SHARES                          2004        2003(a)             2002            2001              2000            1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $      6.05     $      5.59     $      5.62     $      5.99       $      6.62     $      7.10

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.38(c)         0.17(c)         0.39(c)         0.49(c)(d)        0.59(e)         0.53(e)
Net realized and unrealized
gain(loss) on investments
and foreign currency                    0.01            0.45            0.03           (0.31)(d)         (0.63)          (0.47)
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total from Investment
Operations                              0.39            0.62            0.42            0.18             (0.04)           0.06

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.46)          (0.16)          (0.43)          (0.51)            (0.54)          (0.54)(f)
Return of capital                         --              --           (0.02)          (0.04)            (0.05)             --
                                 -----------     -----------     -----------     -----------       -----------     -----------
Total Distributions Declared
to Shareholders                        (0.46)          (0.16)          (0.45)          (0.55)            (0.59)          (0.54)

NET ASSET VALUE, END OF PERIOD   $      5.98     $      6.05     $      5.59     $      5.62       $      5.99     $      6.62
Total return (g)                        6.52%          11.29%(h)        7.87%           3.14%            (0.59)%          1.50%(h)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (i)                            0.93%           1.03%(j)        0.99%           0.98%             0.93%           0.95%(j)
Net investment income (i)               6.15%           6.76%(j)        6.99%           8.45%(d)          9.36%           8.54%(j)
Portfolio turnover rate                   68%             59%(h)          62%            106%               35%             44%
Net assets, end of
period (000)                     $     1,150     $     1,188     $         3     $     1,860       $         1     $     4,928

(a)  The Fund changed its fiscal year end from December 31 to May 31.
(b) Class Z shares were initially offered on January 29, 1999. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.84% to 8.45%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(e) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(f) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.
(g)  Total return at net asset value assuming all distributions reinvested.
(h)  Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)  Annualized.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                  COLUMBIA STRATEGIC INCOME FUND

TO THE TRUSTEES OF THE COLUMBIA FUNDS TRUST I AND THE SHAREHOLDERS OF COLUMBIA STRATEGIC INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Strategic Income Fund (the "Fund") (a series of Columbia Funds Trust I) at May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 19, 2004

TRUSTEES
                                                  COLUMBIA STRATEGIC INCOME FUND

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 118 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

NAME, ADDRESS AND AGE, POSITION WITH
FUNDS, YEAR FIRST ELECTED OR            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA FUNDS
APPOINTED TO OFFICE(1)                  COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (age 48)              Executive Vice President-Strategy of United Airlines (airline) since December 2002
P.O. Box 66100                          (formerly President of UAL Loyalty Services (airline) from September 2001 to December
Chicago, IL 60666                       2002; Executive Vice President and Chief Financial Officer of United Airlines from July
Trustee (since 1996)                    1999 to September 2001; Senior Vice President-Finance from March 1993 to July 1999).
                                        Oversees 118, Orbitz (online travel company)

JANET LANGFORD KELLY (age 46)           Private Investor since March 2004 (formerly Chief Administrative Officer and Senior Vice
9534 W. Gull Lake Drive                 President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004;
Richland, MI 49083-8530                 Executive Vice President-Corporate Development and Administration, General Counsel and
Trustee (since 1996)                    Secretary, Kellogg Company (food manufacturer), from September 1999 to August 2003; Senior
                                        Vice President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January 1995 to September 1999). Oversees 118, None

RICHARD W. LOWRY (age 68)               Private Investor since August 1987 (formerly Chairman and Chief Executive Officer, U.S.
10701 Charleston Drive                  Plywood Corporation (building products manufacturer). Oversees 1202, None
Vero Beach, FL 32963
Trustee (since 1995)

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.

(2) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

NAME, AGE, ADDRESS, POSITION WITH
LIBERTY FUNDS(1), YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN FUND COMPLEX
OR APPOINTED TO OFFICE                  OVERSEEN BY TRUSTEE, OTHER DIRECTORSHIPS HELD DISINTERESTED TRUSTEES
DISINTERESTED TRUSTEES

CHARLES R. NELSON (age 61)              Professor of Economics, University of Washington, since January 1976; Ford and Louisa Van
Department of Economics                 Voorhis Professor of Political Economy, University of Washington, since September 1993;
University of Washington                (formerly Director, Institute for Economic Research, University of Washington from
Seattle, WA 98195                       September 2001 to June 2003) Adjunct Professor of Statistics, University of Washington,
Trustee (since 1981)                    since September 1980; Associate Editor, Journal of Money Credit and Banking, since
                                        September 1993; consultant on econometric and statistical matters. Oversees 118, None

JOHN J. NEUHAUSER (age 61)              Academic Vice President and Dean of Faculties since August 1999, Boston College (formerly
84 College Road                         Dean, Boston College School of Management from September 1977 to September 1999). Oversees
Chestnut Hill, MA 02467-3838            121(2),(3), Saucony, Inc. (athletic footwear and apparel)
Trustee (since 1985)

PATRICK J. SIMPSON (age 59)             Partner, Perkins Coie L.L.P. (law firm). Oversees 118, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)

THOMAS E. STITZEL (age 68)              Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999, College of
2208 Tawny Woods Place                  Business, Boise State University); Chartered Financial Analyst. Oversees 118, None
Boise, ID 83706
Trustee (since 1998)

THOMAS C. THEOBALD (age 67)             Managing Director, William Blair Capital Partners (private equity investing) since
227 West Monroe Street,                 September 1994. Oversees 118, Anixter International (network support equipment
Suite 3500                              distributor), Jones Lang LaSalle (real estate management services), MONY Group (life
Chicago, IL 60606                       insurance) and Ventas, Inc (real estate investment trust)
Trustee and Chairman of the Board(4)
(since 1996)

ANNE-LEE VERVILLE (age 58)              Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                  Corporation (computer and technology) from 1994 to 1997). Oversees 119(3), Chairman of
Hopkinton, NH 03229                     the Board of Directors, Enesco Group, Inc. (designer, importer and distributor of giftware
Trustee (since 1998)                    and collectibles)

RICHARD L. WOOLWORTH (age 63)           Retired since December 2003 (formerly Chairman and Chief Executive Officer, The
100 S.W. Market Street #1500            Regence Group (regional health insurer); Chairman and Chief Executive Officer,
Portland, OR 97207                      BlueCross BlueShield of Oregon; Certified Public Accountant. Oversees 118, Northwest
Trustee (since 1991)                    Natural Gas Co. (natural gas service provider)

INTERESTED TRUSTEES

WILLIAM E. MAYER(5) (age 64)            Managing Partner, Park Avenue Equity Partners (private equity) since February 1999
399 Park Avenue                         (formerly Founding Partner, Development Capital LLC from November1996 to
Suite 3204                              February 1999). Oversees 120(2), Lee Enterprises (print media), WR Hambrecht + Co.
New York, NY 10022                      (financial service provider),First Health (healthcare), Reader's Digest (publishing) and
Trustee (since 1994)                    OPENFIELD Solutions (retail industry technology provider)

(3) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

(5) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

OFFICERS
                                                  COLUMBIA STRATEGIC INCOME FUND

NAME, ADDRESS AND AGE, POSITION WITH
COLUMBIA FUNDS, YEAR FIRST ELECTED OR
APPOINTED TO OFFICE                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
VICKI L. BENJAMIN (Age 42)              Chief Accounting Officer of the Columbia Funds and Liberty All-Star Funds since June 2001;
One Financial Center                    Assistant Treasurer of Liberty Acorn and Wanger Funds since June 2004 (formerly Controller
Boston, MA 02111                        of the Columbia Funds and of the Liberty All-Star Funds from May 2002 to May 2004);
Chief Accounting Officer (since 2001)   Controller and Chief Accounting Officer of the Galaxy Funds since September 2002 (formerly
                                        Vice President, Corporate Audit, State Street Bank and Trust Company from May 1998 to
                                        April 2001).

MICHAEL CLARKE (Age 34)                 Controller of the Columbia Funds and of the Liberty All-Star Funds since 2004; Assistant
One Financial Center                    Treasurer of Liberty Acorn and Wanger Funds since June 2004 (formerly Assistant Treasurer
Boston, MA 02111                        from June 2002 to May 2004; Vice President, Product Strategy & Development of Liberty
Controller (since 2004)                 Funds Group from February 2001 to June 2002; Assistant Treasurer of the Liberty Funds and
                                        of the Liberty All-Star Funds from August 1999 to February 2001; Audit Manager at Deloitte
                                        & Touche LLP from May 1997 to August 1999).

J. KEVIN CONNAUGHTON (Age 40)           President of the Columbia Funds since February 27, 2004; Treasurer of the Columbia Funds
One Financial Center                    and of the Liberty All-Star Funds since December 2000; Vice President of the Advisor since
Boston, MA 02111                        April 2003 (formerly Chief Accounting Officer and Controller of the Liberty Funds and
Treasurer (since 2000) and              Liberty All-Star Funds from February 1998 to October 2000); Treasurer of the Galaxy Funds
President (since 2004)                  since September 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC since
                                        December 2002 (formerly Vice President of Colonial from February 1998 to October 2000).

DAVID A. ROZENSON (Age 49)              Secretary of the Columbia Funds and of the Liberty All-Star Funds since December 2003;
One Financial Center                    Senior Counsel, Bank of America Corporation (formerly FleetBoston Financial Corporation)
Boston, MA 02111                        since January 1996; Associate General Counsel, Columbia Management Group since November
Secretary (since 2003)                  2002.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                                  COLUMBIA STRATEGIC INCOME FUND

TRANSFER AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Strategic Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

[GRAPHIC]

eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

COLUMBIA STRATEGIC INCOME FUND ANNUAL REPORT, MAY 31, 2004           PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20
[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP


(C) 2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 www.columbiafunds.com


                                                716-02/065S-0504 (07/04) 04/1519

[GRAPHIC]

COLUMBIA HIGH YIELD OPPORTUNITY FUND

ANNUAL REPORT
MAY 31, 2004

[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP

TABLE OF CONTENTS

Fund Profile                                1

Performance Information                     2

Economic Update                             3

Portfolio Managers' Report                  4

   Investment Portfolio                     6

   Statement of Assets and Liabilities     25

   Statement of Operations                 26

   Statement of Changes in Net Assets      27

   Notes to Financial Statements           29

   Financial Highlights                    35

Report of Independent Registered
Public Accounting Firm                     39

Trustees                                   40

Officers                                   42

Important Information
About This Report                          43

Columbia Funds                             44

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.


NOT FDIC    MAY LOSE VALUE
INSURED   -----------------
          NO BANK GUARANTEE

TO OUR FELLOW SHAREHOLDERS
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

DEAR SHAREHOLDER:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products to you. There are no immediate changes planned for fund names or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia fund shares.

We want you to know that all of the members of your fund's Board of Trustees are independent of the fund's advisor and its affiliates. In addition, the board has been energetic over the past year in strengthening its capacity to oversee the Columbia funds. Recently, the Board of Trustees:

- APPOINTED AN INTERIM CHIEF COMPLIANCE OFFICER OF THE COLUMBIA FUNDS, WHO REPORTS DIRECTLY TO EACH FUND'S AUDIT COMMITTEE. TRUSTEES WERE ALSO ASSIGNED TO FOUR SEPARATE INVESTMENT OVERSIGHT COMMITTEES, EACH DEDICATED TO MONITORING PERFORMANCE OF INDIVIDUAL FUNDS.

- VOTED TO DOUBLE THE REQUIRED INVESTMENT BY EACH TRUSTEE IN THE COLUMBIA FUNDS -- TO FURTHER ALIGN THE INTERESTS OF THE TRUSTEES WITH THOSE OF OUR FUND SHAREHOLDERS. AT THE SAME TIME, NEW POLICIES WERE INSTITUTED REQUIRING ALL INVESTMENT PERSONNEL AND TRUSTEES TO HOLD THEIR COLUMBIA FUND SHARES FOR A MINIMUM OF ONE YEAR (UNLESS EXTRAORDINARY CIRCUMSTANCES WARRANT AN EXCEPTION TO BE GRANTED BY SENIOR EXECUTIVES OF THE ADVISOR FOR INVESTMENT PERSONNEL AND BY A DESIGNATED COMMITTEE FOR THE BOARD).

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

In the pages that follow, you'll find valuable information about the economic environment during the period and the performance of your Columbia fund. These discussions are followed by financial statements for your fund. We hope that you will take time to read this report and discuss it with your financial advisor if you have any questions.

As always, thank you for choosing Columbia funds. It is a privilege to play a role in your financial future.

Sincerely,


/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                  J. Kevin Connaughton
Chairman, Board of Trustees         President, Columbia Funds

J. Kevin Connaughton was named president of Columbia Funds on February 27, 2004.

FUND PROFILE
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

TOP 10 ISSUERS AS OF 05/31/04 (%)

Qwest Capital Funding               2.1
Charter Communications Holdings     1.8
Trac-X North America High Yield     1.3
Dex Media                           1.3
Calpine                             1.2
Huntsman ICI                        1.1
Pinnacle Entertainment              1.1
Nortel Networks                     0.9
Allied Waste                        0.9
Hollywood Casino Shreveport         0.8

MATURITY BREAKDOWN AS OF 05/31/04 (%)

0 - 3 years                          6.5
3 - 5 years                         16.7
5 - 7 years                         28.2
7 - 10 years                        40.1
10 - 15 years                        2.9
15 - 20 years                        0.3
20 - 30 years                        0.9
Common and preferred stock           4.4

QUALITY BREAKDOWN AS OF 05/31/04 (%)

AAA                                  2.1
BB                                  10.9
B                                   52.6
CCC                                 26.0
CC                                   6.0
D                                    0.6
Non-rated                            1.8

PORTFOLIO STRUCTURE AS OF 05/31/04 (%)

Corporate fixed-income
 bonds & notes                      90.5
Common stocks                        2.5
Cash equivalents                     2.0
Convertible bonds                    1.9
Preferred stocks                     1.8
Other net assets                     1.3


Maturity and quality breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Portfolio structure and top 10 issuers are calculated as a percentage of net assets.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM)reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 05/31/2004.

[SIDENOTE]

SUMMARY

- FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004, THE FUND'S CLASS A SHARES RETURNED 13.30% WITHOUT SALES CHARGE DURING A PERIOD THAT WAS GENERALLY FAVORABLE FOR THE HIGH YIELD SECTOR.

- THE FUND'S EMPHASIS ON THE CABLE, CELL PHONE AND UTILITY SECTORS WAS KEY TO ITS GOOD RESULTS DURING THE PERIOD.

- THE BONDS OF AIRLINES AND LANDLINE PHONE COMPANIES CAME UNDER PRESSURE AND DETRACTED FROM PERFORMANCE.

CLASS A SHARES                               13.30%

CS FIRST BOSTON HIGH YIELD INDEX             13.25%

                                    OBJECTIVE
                   Seeks high current income and total return

                                TOTAL NET ASSETS
                                 $638.6 million


MORNINGSTAR STYLE BOX

[GRAPHIC]

PERFORMANCE INFORMATION
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

[CHART]

VALUE OF A $10,000 INVESTMENT 06/01/94 - 05/31/04

                      CLASS A SHARES          CLASS A SHARES        CS FIRST BOSTON        JP MORGAN GLOBAL
                   WITHOUT SALES CHARGE      WITH SALES CHARGE      HIGH YIELD INDEX       HIGH YIELD INDEX
6/1/94                   $ 10,000                $  9,525               $ 10,000               $ 10,000
6/30/94                  $ 10,048                $  9,571               $  9,933               $  9,961
7/31/94                  $ 10,051                $  9,574               $  9,980               $  9,976
8/31/94                  $ 10,054                $  9,576               $ 10,052               $ 10,016
9/30/94                  $ 10,072                $  9,594               $ 10,092               $ 10,015
10/31/94                 $ 10,060                $  9,582               $ 10,099               $ 10,030
11/30/94                 $  9,970                $  9,496               $  9,982               $  9,938
12/31/94                 $ 10,052                $  9,575               $ 10,087               $ 10,236
1/31/95                  $ 10,151                $  9,669               $ 10,193               $ 10,367
2/28/95                  $ 10,412                $  9,917               $ 10,444               $ 10,736
3/31/95                  $ 10,479                $  9,982               $ 10,562               $ 10,844
4/30/95                  $ 10,728                $ 10,218               $ 10,797               $ 11,124
5/31/95                  $ 10,962                $ 10,441               $ 11,101               $ 11,441
6/30/95                  $ 11,014                $ 10,491               $ 11,174               $ 11,487
7/31/95                  $ 11,200                $ 10,668               $ 11,348               $ 11,666
8/31/95                  $ 11,219                $ 10,686               $ 11,379               $ 11,711
9/30/95                  $ 11,391                $ 10,850               $ 11,510               $ 11,851
10/31/95                 $ 11,530                $ 10,982               $ 11,638               $ 11,961
11/30/95                 $ 11,600                $ 11,049               $ 11,693               $ 12,039
12/31/95                 $ 11,826                $ 11,265               $ 11,841               $ 12,234
1/31/96                  $ 12,037                $ 11,465               $ 12,066               $ 12,466
2/29/96                  $ 12,143                $ 11,566               $ 12,130               $ 12,541
3/31/96                  $ 12,036                $ 11,464               $ 12,097               $ 12,500
4/30/96                  $ 12,108                $ 11,533               $ 12,163               $ 12,577
5/31/96                  $ 12,199                $ 11,620               $ 12,261               $ 12,673
6/30/96                  $ 12,199                $ 11,620               $ 12,288               $ 12,727
7/31/96                  $ 12,272                $ 11,689               $ 12,399               $ 12,813
8/31/96                  $ 12,493                $ 11,900               $ 12,534               $ 13,002
9/30/96                  $ 12,828                $ 12,219               $ 12,749               $ 13,310
10/31/96                 $ 12,828                $ 12,219               $ 12,857               $ 13,433
11/30/96                 $ 13,073                $ 12,452               $ 13,057               $ 13,680
12/31/96                 $ 13,273                $ 12,643               $ 13,312               $ 13,826
1/31/97                  $ 13,389                $ 12,753               $ 13,409               $ 13,936
2/28/97                  $ 13,678                $ 13,028               $ 13,661               $ 14,175
3/31/97                  $ 13,406                $ 12,769               $ 13,508               $ 13,944
4/30/97                  $ 13,542                $ 12,899               $ 13,628               $ 14,075
5/31/97                  $ 13,878                $ 13,219               $ 13,902               $ 14,400
6/30/97                  $ 14,097                $ 13,428               $ 14,091               $ 14,590
7/31/97                  $ 14,437                $ 13,751               $ 14,390               $ 14,979
8/31/97                  $ 14,478                $ 13,790               $ 14,468               $ 14,988
9/30/97                  $ 14,822                $ 14,118               $ 14,754               $ 15,286
10/31/97                 $ 14,822                $ 14,118               $ 14,753               $ 15,264
11/30/97                 $ 14,945                $ 14,235               $ 14,857               $ 15,402
12/31/97                 $ 15,114                $ 14,396               $ 14,993               $ 15,540
1/31/98                  $ 15,427                $ 14,694               $ 15,247               $ 15,781
2/28/98                  $ 15,512                $ 14,775               $ 15,366               $ 15,903
3/31/98                  $ 15,703                $ 14,957               $ 15,443               $ 16,063
4/30/98                  $ 15,745                $ 14,997               $ 15,559               $ 16,144
5/31/98                  $ 15,767                $ 15,018               $ 15,606               $ 16,166
6/30/98                  $ 15,832                $ 15,080               $ 15,639               $ 16,200
7/31/98                  $ 16,023                $ 15,262               $ 15,748               $ 16,336
8/31/98                  $ 14,967                $ 14,256               $ 14,679               $ 15,278
9/30/98                  $ 14,839                $ 14,134               $ 14,677               $ 15,263
10/31/98                 $ 14,580                $ 13,888               $ 14,385               $ 14,934
11/30/98                 $ 15,538                $ 14,800               $ 15,114               $ 15,757
12/31/98                 $ 15,440                $ 14,707               $ 15,080               $ 15,693
1/31/99                  $ 15,697                $ 14,951               $ 15,221               $ 15,881
2/28/99                  $ 15,716                $ 14,969               $ 15,190               $ 15,800
3/31/99                  $ 16,027                $ 15,265               $ 15,328               $ 15,994
4/30/99                  $ 16,306                $ 15,531               $ 15,666               $ 16,401
5/31/99                  $ 16,001                $ 15,241               $ 15,497               $ 13,514
6/30/99                  $ 16,093                $ 15,329               $ 15,505               $ 16,167
7/31/99                  $ 16,143                $ 15,377               $ 15,513               $ 16,172
8/31/99                  $ 16,071                $ 15,307               $ 15,375               $ 16,010
9/30/99                  $ 15,995                $ 15,235               $ 15,256               $ 15,895
10/31/99                 $ 16,022                $ 15,261               $ 15,182               $ 15,807
11/30/99                 $ 16,292                $ 15,518               $ 15,388               $ 16,065
12/31/99                 $ 16,394                $ 15,615               $ 15,574               $ 16,222
1/31/2000                $ 16,212                $ 15,442               $ 15,512               $ 16,161
2/29/2000                $ 16,459                $ 15,677               $ 15,608               $ 16,225
3/31/2000                $ 16,208                $ 15,439               $ 15,374               $ 15,950
4/30/2000                $ 16,103                $ 15,338               $ 15,351               $ 15,946
5/31/2000                $ 15,796                $ 15,045               $ 15,105               $ 15,720
6/30/2000                $ 15,923                $ 15,167               $ 15,444               $ 16,030
7/31/2000                $ 16,084                $ 15,320               $ 15,589               $ 16,171
8/31/2000                $ 16,244                $ 15,472               $ 15,693               $ 16,295
9/30/2000                $ 15,972                $ 15,214               $ 15,549               $ 16,082
10/31/2000               $ 15,274                $ 14,549               $ 15,065               $ 15,611
11/30/2000               $ 14,398                $ 13,714               $ 14,472               $ 15,014
12/31/2000               $ 14,704                $ 14,006               $ 14,763               $ 15,278
1/31/2001                $ 15,864                $ 15,111               $ 15,648               $ 16,204
2/28/2001                $ 15,910                $ 15,155               $ 15,806               $ 16,392
3/31/2001                $ 15,298                $ 14,571               $ 15,492               $ 16,071
4/30/2001                $ 14,940                $ 14,230               $ 15,331               $ 15,902
5/31/2001                $ 15,077                $ 14,361               $ 15,637               $ 16,214
6/30/2001                $ 14,426                $ 13,741               $ 15,395               $ 15,933
7/31/2001                $ 14,414                $ 13,730               $ 15,560               $ 16,094
8/31/2001                $ 14,521                $ 13,831               $ 15,778               $ 16,304
9/30/2001                $ 13,356                $ 12,722               $ 14,784               $ 15,228
10/31/2001               $ 13,839                $ 13,181               $ 15,121               $ 15,607
11/30/2001               $ 14,326                $ 13,645               $ 15,609               $ 16,137
12/31/2001               $ 14,296                $ 13,617               $ 15,618               $ 16,116
1/31/2002                $ 14,444                $ 13,758               $ 15,764               $ 16,234
2/28/2002                $ 14,189                $ 13,515               $ 15,652               $ 16,112
3/31/2002                $ 14,434                $ 13,749               $ 16,010               $ 16,476
4/30/2002                $ 14,555                $ 13,864               $ 16,265               $ 16,727
5/31/2002                $ 14,357                $ 13,675               $ 16,208               $ 16,670
6/30/2002                $ 13,641                $ 12,993               $ 15,644               $ 16,070
7/31/2002                $ 13,263                $ 12,633               $ 15,196               $ 15,623
8/31/2002                $ 13,310                $ 12,677               $ 15,394               $ 15,767
9/30/2002                $ 13,190                $ 12,563               $ 15,205               $ 15,582
10/31/2002               $ 13,053                $ 12,433               $ 15,112               $ 15,470
11/30/2002               $ 13,588                $ 12,942               $ 15,911               $ 16,272
12/31/2002               $ 13,686                $ 13,036               $ 16,105               $ 16,460
1/31/2003                $ 13,955                $ 13,292               $ 16,543               $ 16,888
2/28/2003                $ 14,124                $ 13,453               $ 16,788               $ 17,135
3/31/2003                $ 14,398                $ 13,714               $ 17,218               $ 17,548
4/30/2003                $ 15,127                $ 14,408               $ 18,098               $ 18,418
5/31/2003                $ 15,193                $ 14,472               $ 18,360               $ 18,674
6/30/2003                $ 15,614                $ 14,872               $ 18,896               $ 19,219
7/31/2003                $ 15,503                $ 14,767               $ 18,743               $ 19,098
8/31/2003                $ 15,643                $ 14,900               $ 18,953               $ 19,287
9/30/2003                $ 16,107                $ 15,342               $ 19,471               $ 19,822
10/31/2003               $ 16,429                $ 15,649               $ 19,868               $ 20,190
11/30/2003               $ 16,776                $ 15,979               $ 20,140               $ 20,473
12/31/2003               $ 17,199                $ 16,382               $ 20,605               $ 20,991
1/31/2004                $ 17,512                $ 16,680               $ 21,005               $ 21,375
2/29/2004                $ 17,419                $ 16,592               $ 21,016               $ 21,392
3/31/2004                $ 17,438                $ 16,610               $ 21,156               $ 21,559
4/30/2004                $ 17,457                $ 16,628               $ 21,127               $ 21,479
5/31/2004                $ 17,205                $ 16,388               $ 20,790               $ 21,139

The graph and table do not reflect the deductions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The CS First Boston High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. The JP Morgan Global High Yield Index is designed to mirror the investable universe of US dollar global high-yield corporate debt market, including domestic and international issues. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 05/31/04 (%)

SHARE CLASS             A                B                  C               Z
INCEPTION            10/21/71        06/08/92           01/15/96        01/08/99
SALES CHARGE     WITHOUT   WITH   WITHOUT    WITH   WITHOUT    WITH      WITHOUT
1-year            13.30    7.91    12.46     7.46    12.63     11.63      13.58
5-year             1.47    0.49     0.72     0.45     0.87      0.87       1.72
10-year            5.58    5.06     4.79     4.79     4.90      4.90       5.72

AVERAGE ANNUAL TOTAL RETURN AS OF 03/31/04 (%)

SHARE CLASS              A                B                 C               Z
SALES CHARGE     WITHOUT   WITH   WITHOUT    WITH   WITHOUT    WITH      WITHOUT
1-year            21.13    15.37   20.24     15.24   20.41     19.41      21.43
5-year             1.70     0.72    0.95      0.69    1.11      1.11       1.96
10-year            5.60     5.08    4.81      4.81    4.91      4.91       5.73

All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through the first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0%, and the class C contingent deferred sales charge of 1% for the first year only. Class Z shares are sold only at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on October 21, 1971, class B shares were initially offered on June 8, 1992, and class C shares were initially offered on January 15, 1996.

Class Z is a newer class of shares. Its performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher. Class Z shares were initially offered on January 8, 1999.

[SIDENOTE]

PERFORMANCE OF A $10,000 INVESTMENT 06/01/94 - 05/31/04 ($)

SALES CHARGE     WITHOUT       WITH
Class A          17,205       16,388
Class B          15,961       15,961
Class C          16,131       16,131
Class Z          17,438          n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

ECONOMIC UPDATE
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

Despite mixed signals at the start, the US economy staged a solid recovery during the 12-month period that began June 1, 2003 and ended May 31, 2004. GDP grew at the highest annual pace in nearly two decades--averaging nearly 5.0% during the period.

Consumer confidence tumbled early in this reporting period as the unemployment rate rose to 6.4% in June 2003 and job losses were reported from both the manufacturing and service sectors. Confidence wavered again when the number of new jobs was well below expectations in January and February 2004. Yet, consumers continued to account for most of the economy's gains. Consumer spending rose as a sizeable package of tax cuts, implemented in 2003, gave disposable income a boost. As a result, retail sales showed steady gains. Low interest rates fueled mortgage refinancing in 2003 and again early in 2004, which further enhanced household income and buoyed an already ebullient housing market. When nearly a million new jobs were added to the economy between March and May, consumer confidence rebounded. With the last remaining weak spot in the recovery--the employment picture--on the mend, the economy appeared to be on solid ground.

Late in 2003, the business sector also bounced back. Industrial production turned higher in September, and factories utilized more of their capacity as the period wore on. Business spending on technology rose. In 2004, spending on capital equipment also picked up.

BONDS REFLECTED THE ECONOMIC NEWS

Although the US bond market began the period with respectable gains, they were whittled away as the economy strengthened and the employment picture brightened. Investors began to anticipate a shift in the Federal Reserve Board's policy on the key short-term interest rates it controls. At the prospect of higher short-term interest rates, bond prices fell and the yield on the 10-year US Treasury bond rose more than one-half of a percentage point in April--a significant move for a single month. It continued to edge higher in May. The Lehman Brothers Aggregate Bond Index, a broad measure of investment grade bond market performance, lost ground for the 12-month period. The index returned negative 0.44%.

The strong economy was more good news than bad for the high-yield bond sector, which historically has been less vulnerable to the threat of higher interest rates than other fixed-income sectors. High-yield bonds led the fixed-income markets. However, most of the sector's gains came in the first eight months of the period.

US STOCKS OUTPERFORMED BONDS

The US stock market snapped a three-year losing streak in 2003. However, by May stocks, like most bond sectors, veered into negative territory. The S&P 500 Index returned 18.33% for this reporting period. Small- cap stocks, which had been strong performers earlier in the period, fell the most as the stock market retreated. Value stocks edged out growth stocks, as measured by the Russell indices, but the margin of difference between them was slight. And as the stock market lost ground near the end of the period, growth stocks held up better than value stocks.

[SIDENOTE]

SUMMARY
FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004

- MOST SECTORS OF THE INVESTMENT GRADE BOND MARKET DELIVERED NEGATIVE RETURNS AS INTEREST RATES SOARED IN THE LAST TWO MONTHS OF THE PERIOD. THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURNED NEGATIVE 0.44%. HIGH-YIELD BONDS, WHICH CAN BE LESS SENSITIVE TO CHANGING INTEREST RATES, FARED BETTER. THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX RETURNED 11.34%

LEHMAN INDEX                                 -0.44%

MERRILL LYNCH INDEX                          11.34%

- AS THE ECONOMY STRENGTHENED AND CORPORATIONS REPORTED HIGHER PROFITS, STOCK PRICES ROSE FOR ALL SEGMENTS OF THE STOCK MARKET, AS MEASURED BY THE S&P 500 INDEX AND THE BROADER RUSSELL 3000 INDEX. BUT MANY SECTORS RETREATED IN THE FINAL MONTHS OF THE PERIOD AS INTEREST RATES MOVED HIGHER.

S&P 500 INDEX                                18.33%

RUSSELL 3000 INDEX                           19.71%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGERS' REPORT
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

For the 12-month period ended May 31, 2004, class A shares of Columbia High Yield Opportunity Fund returned 13.30% without sales charge. The fund performed in line with both its benchmarks, the CS First Boston High Yield Index and the JP Morgan Global High Yield Index, which returned 13.25% and 13.23%, respectively, for the period. It did better than the Lipper High Current Yield Funds Category, which averaged a return of 10.89% for the same period.(1)

FURTHER GAINS FOR HIGH-YIELD BONDS LED BY LOWER QUALITY

An improving economy and shrinking default rate helped high-yield issues deliver generally strong returns over the past 12-months. Lower quality issues led the high-yield market as investors favored those credits most leveraged to an improving economy and least sensitive to rising interest rates. Although lower quality credits outperformed for the entire period, their strongest gains occurred earlier in the period. The fund's performance benefited from an overweighting in lower quality credits relative to its benchmarks throughout the period.

CABLE, WIRELESS, UTILITIES AND DISTRESSED ISSUES WERE STRONG

Our decision to emphasize cable operators, cellular telephone and related infrastructure companies and independent power-producing utilities was a major factor in the fund's strong performance. The bonds of cable company Charter Communications rose strongly as the company turned its operations around and improved its balance sheet by refinancing high-cost debt at more favorable terms. In addition, investors appeared to be according a higher value to cable subscriber accounts. Tower-builder SBA Communications rebounded when fears that cell phone companies might hold back on infrastructure investment evaporated in the face of abundant outlays that changed investor expectations.

Utilities were also important contributors to the fund's return, especially in the first half of the period. A diversity of power sources gave independent producer Orion Power a competitive advantage despite concerns about industry overcapacity. Orion also realized unexpectedly high value on the sale of some generating units. And credit quality continued to strengthen at energy-provider Dynegy, which also performed well.

Among distressed and defaulted securities, US Unwired, a cellular operator; Kaiser Aluminum & Chemical, a bankrupt aluminum producer and Colt Telecom Group had stellar returns for the fund. A small position in equities also contributed to the fund's positive return, specifically our investments in Envirosource, XM Satellite Radio Holdings, NTL and Nextel Communications.

CHEMICALS AND STEELS REFLECTED ECONOMIC RECOVERY

Firmer prices for commodity chemicals boosted the value of bonds issued by Utah-based Huntsman. At the same time, strengthening farm

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

[SIDENOTE]

NET ASSET VALUE PER SHARE AS OF 05/31/04 ($)

Class A                              4.54
Class B                              4.54
Class C                              4.54
Class Z                              4.54

DISTRIBUTIONS DECLARED PER SHARE 06/01/03 - 05/31/04 ($)

Class A                              0.32
Class B                              0.29
Class C                              0.29
Class Z                              0.33

SEC YIELDS AS OF 05/31/04 (%)

Class A                              7.75
Class B                              7.38
Class C                              7.53
Class Z                              8.39

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

HOLDINGS DISCUSSED IN THIS REPORT AS OF 05/31/04 (%)

Charter Communications                1.8
SBA Communications                    0.9
Orion Power                           0.4
Dynegy                                0.7
US Unwired                            0.8
Kaiser Aluminum & Chemical            0.4
Colt Telecom Group                    0.8
Envirosource                          0.6
XM Satellite Radio Holdings           0.3
NTL                                   0.4
Nextel Communications                 0.4
Huntsman                              1.1
Terra Capital                         0.6
Oregon Steel Mills                    0.3
Delta Air Lines                       0.3
Tenet Healthcare                      0.6
HCA                                   0.2

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

economies spurred sales of fertilizers and other agricultural chemicals, benefiting bonds issued by Terra Capital. Higher prices also led to a dramatic turnaround for Oregon Steel Mills in the second half of the reporting period.

AEROSPACE AND HEALTH CARE ISSUES FELL

Soaring prices for jet fuel and heavy labor costs pressured bonds of Delta Air Lines and other carriers. Tenet Healthcare and HCA, two for-profit hospital operators came under pressure as billing practices were challenged, bad debt expenses rose and government scrutiny of the industry increased. In addition, our underweight position among financial companies, a sector that performed particularly well, held back returns.

OUTLOOK REMAINS GENERALLY POSITIVE

We believe that an improving economy has the potential to translate into higher revenues for many high-yield issuers, but our optimism is tempered by the prospect of higher interest rates. A high volume of new bond issues may also weigh on the markets.

As a result of our optimism, we have continued to position the fund more aggressively, with a higher exposure to CCC-rated issues. To address our interest rate concerns, we have reduced holdings among BB-rated credits that are generally more sensitive to rising rates.

[PHOTO OF THOMAS A. LAPOINTE]

Thomas A. LaPointe, CFA, has co-managed Columbia High Yield Opportunity Fund since February 2003 and has been with the advisor and its predecessors since January 1999.

/s/ Thomas A. LaPointe

[PHOTO OF KEVIN L. CRONK]

Kevin L. Cronk, CFA has co-managed the fund since February 2003 and has been with the advisor and its predecessors since August 1999.

/s/ Kevin L. Cronk

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with domestic investments.

[SIDENOTE]

WE BELIEVE THAT AN IMPROVING ECONOMY HAS THE POTENTIAL TO TRANSLATE INTO HIGHER REVENUES FOR MANY HIGH-YIELD ISSUERS, BUT OUR OPTIMISM IS TEMPERED BY THE PROSPECT OF HIGHER INTEREST RATES.

INVESTMENT PORTFOLIO
MAY 31, 2004                                COLUMBIA HIGH YIELD OPPORTUNITY FUND

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - 90.5%
AGRICULTURE - 0.4%
AGRICULTURE PRODUCTION - 0.4%

             SEMINIS VEGETABLE SEEDS, INC.      10.250% 10/01/13 (a)                                   2,227,000     2,405,160
                                                                                                                   -----------
                                                                                    Agriculture Production Total     2,405,160
                                                                                                                   -----------
                                                                                               AGRICULTURE TOTAL     2,405,160

CONSTRUCTION - 3.7%

BUILDING CONSTRUCTION - 3.7%

                ASSOCIATED MATERIALS, INC.      (b) 03/01/14
                                                (11.250% 03/01/09) (a)                                 1,350,000       884,250
                                                9.750% 04/15/12                                        2,585,000     2,830,575

                    ATRIUM COMPANIES, INC.      10.500% 05/01/09 (a)                                   1,560,000     1,638,000
                                                10.500% 05/01/09                                         650,000       682,500

                         D.R. HORTON, INC.      9.750% 09/15/10                                        3,400,000     3,876,000

            K. HOVNANIAN ENTERPRISES, INC.      8.875% 04/01/12                                        1,435,000     1,495,988
                                                10.500% 10/01/07                                       1,930,000     2,214,675

                              NORCRAFT CO.      9.000% 11/01/11 (a)                                    1,095,000     1,155,225

                     NORTEK HOLDINGS, INC.      (b) 05/15/11
                                                (10.000% 11/15/07) (a)                                 4,090,000     3,047,050

                    STANDARD PACIFIC CORP.      9.250% 04/15/12                                        1,425,000     1,524,750

                      WII COMPONENTS, INC.      10.000% 02/15/12 (a)                                   2,180,000     2,147,300

                        WILLIAM LYON HOMES      10.750% 04/01/13                                       1,730,000     1,915,975
                                                                                                                   -----------
                                                                                     Building Construction Total    23,412,288
                                                                                                                   -----------
                                                                                              CONSTRUCTION TOTAL    23,412,288

CONSUMER STAPLES - 0.9%

HOUSEHOLD PRODUCTS - 0.9%

                     ELIZABETH ARDEN, INC.      7.750% 01/15/14 (a)                                    1,895,000     1,885,525

                    PLAYTEX PRODUCTS, INC.      9.375% 06/01/11                                        3,865,000     3,729,725
                                                                                                                   -----------
                                                                                        Household Products Total     5,615,250
                                                                                                                   -----------
                                                                                          CONSUMER STAPLES TOTAL     5,615,250

FINANCE, INSURANCE & REAL ESTATE - 3.8%

DEPOSITORY INSTITUTIONS - 0.3%

                    WESTERN FINANCIAL BANK      9.625% 05/15/12                                        1,475,000     1,600,375
                                                                                                                   -----------
                                                                                   Depository Institutions Total     1,600,375

See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
FINANCE, INSURANCE & REAL ESTATE - (CONTINUED)
FINANCIAL SERVICES - 3.3%

                    DOLLAR FINANCIAL GROUP      9.750% 11/15/11                                        2,760,000     2,815,200

                        FINOVA GROUP, INC.      7.500% 11/15/09                                        4,112,303     2,261,767

                   GLOBAL CASH ACCESS LLC/
                 GLOBAL CASH FINANCE CORP.      8.750% 03/15/12 (a)                                    2,035,000     2,106,225

                           LABRANCHE & CO.      11.000% 05/15/12 (a)                                   3,335,000     3,401,700

                  THORNBURG MORTGAGE, INC.      8.000% 05/15/03                                        2,085,000     2,053,725

    TRAC-X NORTH AMERICA HIGH YIELD CREDIT      8.000% 03/25/09 (a)                                    9,000,000     8,595,000
                                                                                                                   -----------
                                                                                        Financial Services Total    21,233,617

REAL ESTATE - 0.2%

             FOREST CITY ENTERPRISES, INC.      7.625% 06/01/15                                        1,390,000     1,438,650
                                                                                                                   -----------
                                                                                               Real Estate Total     1,438,650
                                                                                                                   -----------
                                                                          FINANCE, INSURANCE & REAL ESTATE TOTAL    24,272,642

INDUSTRIALS - 0.4%

INDUSTRIAL CONGLOMERATES - 0.4%

                                 SPX CORP.      7.500% 01/01/13                                        2,285,000     2,324,987
                                                                                                                   -----------
                                                                                  Industrial Conglomerates Total     2,324,987
                                                                                                                   -----------
                                                                                               INDUSTRIALS TOTAL     2,324,987

MANUFACTURING - 29.0%

APPAREL - 1.0%

                       BRODER BROTHERS CO.      11.250% 10/15/10                                       1,120,000     1,080,800

                        LEVI STRAUSS & CO.      12.250% 12/15/12                                       2,935,000     2,670,850

                       PHILLIPS VAN-HEUSEN      7.250% 02/15/11 (a)                                    1,010,000     1,010,000
                                                8.125% 05/01/13                                        1,000,000     1,035,000

                             WARNACO, INC.      8.875% 06/15/13                                          600,000       634,500
                                                                                                                   -----------
                                                                                                   Apparel Total     6,431,150

AUTO PARTS & EQUIPMENT - 1.4%

                            ACCURIDE CORP.      Series 1998 B,
                                                9.250% 02/01/08                                        1,225,000     1,246,437

                                DANA CORP.      9.000% 08/15/11                                        1,000,000     1,132,500

            DELCO REMY INTERNATIONAL, INC.      9.375% 04/15/12 (a)                                      430,000       416,025
                                                11.000% 05/01/09                                       1,665,000     1,748,250

                                              See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
MANUFACTURING - (CONTINUED)
AUTO PARTS & EQUIPMENT - (CONTINUED)

                      DURA OPERATING CORP.      8.625% 04/15/12                                        1,775,000     1,792,750
                                                9.000% 05/01/09                                        2,000,000     1,940,000

                      TRW AUTOMOTIVE, INC.      9.375% 02/15/13 (a)                                      559,000       619,092
                                                                                                                   -----------
                                                                                    Auto Parts & Equipment Total     8,895,054

CHEMICALS & ALLIED PRODUCTS - 5.2%

                          AVECIA GROUP PLC      11.000% 07/01/09                                       2,940,000     2,160,900

              EQUISTAR CHEMICAL FUNDING LP      10.125% 09/01/08                                       1,860,000     2,018,100
                                                10.625% 05/01/11                                       1,530,000     1,675,350

                 HUNTSMAN ICI HOLDINGS LLC      (d) 12/31/09                                          14,580,000     7,144,200

                          IMC GLOBAL, INC.      10.875% 08/01/13 (a)                                   2,150,000     2,580,000

                             INVISTA, INC.      9.250% 05/01/12 (a)                                    1,390,000     1,379,575

                  KOPPERS INDUSTRIES, INC.      9.875% 10/15/13 (a)                                    2,295,000     2,467,125

                     LYONDELL CHEMICAL CO.      9.625% 05/01/07                                        1,615,000     1,679,600
                                                9.875% 05/01/07                                        1,500,000     1,560,000

                      NOVA CHEMICALS CORP.      6.500% 01/15/12                                          780,000       766,155

                       TERRA CAPITAL, INC.      12.875% 10/15/08                                       3,220,000     3,831,800

                         UAP HOLDING CORP.      (b) 07/15/12
                                                (10.750% 01/15/08) (a)                                 2,190,000     1,708,200

        UNITED AGRICULTURAL PRODUCTS, INC.      8.250% 12/15/11 (a)                                    1,900,000     2,128,000

                   WESTLAKE CHEMICAL CORP.      8.750% 07/15/11 (a)                                    1,710,000     1,846,800
                                                                                                                   -----------
                                                                               Chemicals & Allied Products Total    32,945,805

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%

                    AMKOR TECHNOLOGY, INC.      9.250% 02/15/08                                        1,260,000     1,329,300

                 LUCENT TECHNOLOGIES, INC.      6.450% 03/15/29                                        1,890,000     1,426,950

                STRATUS TECHNOLOGIES, INC.      10.375% 12/01/08 (a)                                   1,580,000     1,540,500

                               XEROX CORP.      7.125% 06/15/10                                        1,300,000     1,300,000
                                                                                                                   -----------
                                                                         Electronic & Electrical Equipment Total     5,596,750

FABRICATED METAL - 0.4%

                    EARLE M. JORGENSEN CO.      9.750% 06/01/12                                        2,400,000     2,616,000
                                                                                                                   -----------
                                                                                          Fabricated Metal Total     2,616,000

FOOD & KINDRED PRODUCTS - 3.1%

                CONSTELLATION BRANDS, INC.      8.125% 01/15/12                                        2,000,000     2,100,000

See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
MANUFACTURING - (CONTINUED)
FOOD & KINDRED PRODUCTS - (CONTINUED)

                           DEL MONTE CORP.      9.250% 05/15/11                                        1,755,000     1,882,238

                       DOLE FOOD CO., INC.      8.625% 05/01/09                                        2,030,000     2,050,300

                              MERISANT CO.      9.500% 07/15/13 (a)                                    1,605,000     1,717,350

                   PINNACLE FOODS HOLDINGS      8.250% 12/01/13 (a)                                    2,485,000     2,453,938

           PREMIER INTERNATIONAL FOODS PLC      12.000% 09/01/09                                       4,750,000     5,046,875

                            ROUNDY'S, INC.      8.875% 06/15/12                                        2,475,000     2,648,250

                   TABLETOP HOLDINGS, INC.      (b) 05/15/14
                                                (12.250% 11/15/08) (a)                                 3,995,000     2,237,200
                                                                                                                   -----------
                                                                                   Food & Kindred Products Total    20,136,151

FURNITURE & FIXTURES - 0.9%

                           CONGOLEUM CORP.      8.625% 08/01/08 (e)                                    1,755,000     1,281,150

                       JUNO LIGHTING, INC.      11.875% 07/01/09                                       2,340,000     2,492,100

                        TEMPUR-PEDIC, INC.      10.250% 08/15/10                                       1,510,000     1,706,300
                                                                                                                   -----------
                                                                                      Furniture & Fixtures Total     5,479,550

LUMBER & WOOD PRODUCTS - 0.4%

            MILLAR WESTERN FOREST PRODUCTS      7.750% 11/15/13 (a)                                    1,695,000     1,703,475

                     GEORGIA-PACIFIC CORP.      8.000% 01/15/24 (a)                                      600,000       583,500
                                                                                                                   -----------
                                                                                    Lumber & Wood Products Total     2,286,975

MISCELLANEOUS MANUFACTURING - 5.2%

                     AMSCAN HOLDINGS, INC.      8.750% 05/01/14 (a)                                    2,245,000     2,233,775

                          FASTENTECH, INC.      11.500% 05/01/11 (a)                                   3,030,000     3,257,250

                           FLOWSERVE CORP.      12.250% 08/15/10                                       2,759,000     3,117,670

                              HEXCEL CORP.      9.750% 01/15/09                                        1,800,000     1,876,500

                     J.B. POINDEXTER & CO.      8.750% 03/15/14 (a)                                    1,750,000     1,723,750

                                MAAX CORP.      9.750% 06/15/12 (a)(c)                                 1,270,000     1,301,750

                       MUELLER GROUP, INC.      10.000% 05/01/12 (a)                                   1,065,000     1,091,625

                    MUELLER HOLDINGS, INC.      (b) 04/15/14
                                                (14.750% 04/15/09)                                     2,625,000     1,430,625

                    NAVISTAR INTERNATIONAL      7.500% 06/15/11 (c)                                    1,125,000     1,127,813

                             REXNORD CORP.      10.125% 12/15/12                                       1,360,000     1,468,800

       SUPERIOR ESSEX COMMUNICATIONS GROUP      9.000% 04/15/12 (a)                                    1,750,000     1,671,250

                                              See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
MANUFACTURING - (CONTINUED)
MISCELLANEOUS MANUFACTURING - (CONTINUED)

                          TEKNI-PLEX, INC.      12.750% 06/15/10                                       4,000,000     4,000,000

                               TEREX CORP.      Series 2001 B,
                                                10.375% 04/01/11                                       2,115,000     2,347,650

                              TRIMAS CORP.      9.875% 06/15/12                                        4,710,000     5,016,150

                  TRINITY INDUSTRIES, INC.      6.500% 03/15/14 (a)                                      920,000       864,800

                  VALMONT INDUSTRIES, INC.      6.875% 05/01/14 (a)                                      690,000       676,200
                                                                                                                   -----------
                                                                               Miscellaneous Manufacturing Total    33,205,608

PAPER PRODUCTS - 2.9%

      APPLIED EXTRUSION TECHNOLOGIES, INC.      10.750% 07/01/11                                       1,965,000     1,247,775

                BUCKEYE TECHNOLOGIES, INC.      8.500% 10/01/13 (a)                                      480,000       489,600
                                                9.250% 09/15/08                                        1,980,000     1,940,400

                CARAUSTAR INDUSTRIES, INC.      9.875% 04/01/11                                        2,015,000     2,004,925

                CONSOLIDATED CONTAINER CO.      (b) 06/15/09
                                                (10.750% 06/15/07) (a)                                 1,700,000     1,266,500

                      MDP ACQUISITIONS PLC      9.625% 10/01/12                                        3,600,000     3,888,000

                        NEWARK GROUP, INC.      9.750% 03/15/14 (a)                                    1,360,000     1,285,200

                   NORSKE SKOG CANADA LTD.      7.375% 03/01/14 (a)                                      695,000       679,613
                                                8.625% 06/15/11                                        1,200,000     1,266,000

                   PORTOLA PACKAGING, INC.      8.250% 02/01/12 (a)                                    1,485,000     1,239,975

             SMURFIT-STONE CONTAINER CORP.      8.250% 10/01/12                                        1,675,000     1,700,125

                              SOLO CUP CO.      8.500% 02/15/14 (a)                                      660,000       660,000

                   TEMBEC INDUSTRIES, INC.      8.500% 02/01/11                                          920,000       910,800
                                                                                                                   -----------
                                                                                            Paper Products Total    18,578,913

PRIMARY METAL - 2.0%

          KAISER ALUMINUM & CHEMICAL CORP.      10.875% 10/15/06 (f)                                   2,385,000     2,361,150

                           METALLURG, INC.      11.000% 12/01/07                                       6,700,000     3,216,000

                  OREGON STEEL MILLS, INC.      10.000% 07/15/09                                       1,785,000     1,838,550

                      STEEL DYNAMICS, INC.      9.500% 03/15/09 (a)                                      430,000       470,850
                                                9.500% 03/15/09                                          650,000       711,750

                        UCAR FINANCE, INC.      10.250% 02/15/12                                       1,890,000     2,088,450

                     WISE METALS GROUP LLC      10.250% 05/15/12 (a)                                   2,100,000     2,121,000
                                                                                                                   -----------
                                                                                             Primary Metal Total    12,807,750

See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
MANUFACTURING - (CONTINUED)
PRINTING & PUBLISHING - 3.6%

                           DEX MEDIA, INC.      (b) 11/15/13
                                                (9.000% 11/15/08) (a)                                  1,850,000     1,193,250
                                                8.000% 11/15/13 (a)                                    2,450,000     2,327,500

                        DEX MEDIA EAST LLC      12.125% 11/15/12                                       2,335,000     2,720,275

                        DEX MEDIA WEST LLC      9.875% 08/15/13                                        2,075,000     2,285,094

        HAIGHTS CROSS COMMUNICATIONS, INC.      (b) 08/15/11
                                                (12.500% 02/01/09) (a)                                 2,325,000     1,267,125
                                                11.750% 08/15/11                                       1,250,000     1,343,750

                           HOLLINGER, INC.      11.875% 03/01/11 (a)                                   2,445,000     2,842,313

                      QUEBECOR MEDIA, INC.      11.125% 07/15/11                                       2,360,000     2,672,700

                            SHERIDAN GROUP      10.250% 08/15/11 (a)                                   1,515,000     1,602,112

                         VON HOFFMAN CORP.      10.250% 03/15/09                                       3,825,000     3,805,875

                           YELL FINANCE BV      10.750% 08/01/11                                       1,034,000     1,199,440
                                                                                                                   -----------
                                                                                     Printing & Publishing Total    23,259,434

STONE, CLAY, GLASS & CONCRETE - 1.4%

                CROWN EUROPEAN HOLDINGS SA      10.875% 03/01/13                                       2,550,000     2,856,000

            OWENS-BROCKWAY GLASS CONTAINER      8.250% 05/15/13                                        1,045,000     1,034,550

                      OWENS-ILLINOIS, INC.      7.350% 05/15/08                                        3,050,000     2,928,000
                                                7.500% 05/15/10                                          620,000       582,800

                         US CONCRETE, INC.      8.375% 04/01/14 (a)                                    1,830,000     1,816,275
                                                                                                                   -----------
                                                                             Stone, Clay, Glass & Concrete Total     9,217,625

TEXTILE MILL PRODUCTS - 0.3%

     COLLINS & AIKMAN FLOOR COVERING, INC.      9.750% 02/15/10                                        1,600,000     1,624,000
                                                                                                                   -----------
                                                                                     Textile Mill Products Total     1,624,000

TOBACCO PRODUCTS - 0.2%

                    NORTH ATLANTIC TRADING      9.250% 03/01/12 (a)                                    1,545,000     1,541,138
                                                                                                                   -----------
                                                                                          Tobacco Products Total     1,541,138

TRANSPORTATION EQUIPMENT - 0.1%

                         NEWCOR, INC., PIK      8.500% 01/31/13 (g)                                      847,510       516,981
                                                                                                                   -----------
                                                                                  Transportation Equipment Total       516,981
                                                                                                                   -----------
                                                                                             MANUFACTURING TOTAL   185,138,884

                                              See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
MINING & ENERGY - 4.5%
OIL & GAS EXTRACTION - 2.8%

                      BENTON OIL & GAS CO.      9.375% 11/01/07                                        2,565,000     2,616,300

                   CHESAPEAKE ENERGY CORP.      7.500% 06/15/14 (a)                                      855,000       880,650

                   COMPTON PETROLEUM CORP.      9.900% 05/15/09                                        2,675,000     2,902,375

                   DENBURY RESOURCES, INC.      7.500% 04/01/13                                          550,000       550,000

                    ENCORE ACQUISITION CO.      8.375% 06/15/12                                        1,870,000     1,982,200

                      ENERGY PARTNERS LTD.      8.750% 08/01/10                                        1,570,000     1,624,950

                          FOREST OIL CORP.      8.000% 06/15/08                                        2,160,000     2,273,400

             MAGNUM HUNTER RESOURCES, INC.      9.600% 03/15/12                                        2,260,000     2,463,400

                      TRANSTEXAS GAS CORP.      15.000% 03/15/05 (g)(h)                                  475,296             5

                   WHITING PETROLEUM CORP.      7.250% 05/01/12 (a)                                    2,790,000     2,796,975
                                                                                                                   -----------
                                                                                      Oil & Gas Extraction Total    18,090,255

OIL & GAS FIELD SERVICES - 1.7%

                      CHC HELICOPTER CORP.      7.375% 05/01/14 (a)                                    1,820,000     1,779,050

                       J. RAY McDERMOTT SA      11.000% 12/15/13 (a)                                   1,470,000     1,392,825

                   NEWPARK RESOURCES, INC.      8.625% 12/15/07                                        2,050,000     2,101,250

               PETROLEUM HELICOPTERS, INC.      9.375% 05/01/09                                        3,125,000     3,250,000

                    PREMCOR REFINING GROUP      7.500% 06/15/15                                        2,015,000     2,055,300
                                                                                                                   -----------
                                                                                  Oil & Gas Field Services Total    10,578,425
                                                                                                                   -----------
                                                                                           MINING & ENERGY TOTAL    28,668,680

RETAIL TRADE - 1.6%

APPAREL & ACCESSORY STORES - 0.3%

                 FINLAY FINE JEWELRY CORP.      8.375% 06/01/12 (a)(c)                                 1,700,000     1,729,750

                                SAKS, INC.      7.000% 12/01/13                                          693,000       682,605
                                                                                                                   -----------
                                                                                Apparel & Accessory Stores Total     2,412,355

MISCELLANEOUS RETAIL - 1.3%

                   ASBURY AUTOMOTIVE GROUP      8.000% 03/15/14                                        1,990,000     1,840,750

                    LEINER HEALTH PRODUCTS      11.000% 06/01/12 (a)                                     500,000       517,500

                         NEBRASKA BOOK CO.      8.625% 03/15/12 (a)                                    1,340,000     1,323,250

                            RITE AID CORP.      9.250% 06/01/13                                        2,830,000     2,900,750

        STEINWAY MUSICAL INSTRUMENTS, INC.      8.750% 04/15/11                                        1,485,000     1,603,800
                                                                                                                   -----------
                                                                                      Miscellaneous Retail Total     8,186,050
                                                                                                                   -----------
                                                                                              RETAIL TRADE TOTAL    10,598,405

See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
SERVICES - 14.8%
AMUSEMENT & RECREATION - 8.6%

           AMERICAN CASINO & ENTERTAINMENT      7.850% 02/01/12 (a)                                    2,525,000     2,531,313

                   AMERISTAR CASINOS, INC.      10.750% 02/15/09                                         185,000       211,825

               AMF BOWLING WORLDWIDE, INC.      10.000% 03/01/10 (a)                                   1,655,000     1,679,825

                   BOMBARDIER RECREATIONAL      8.375% 12/15/13 (a)                                    3,235,000     3,040,900

                         BOYD GAMING CORP.      8.750% 04/15/12                                           90,000        95,625

                            CINEMARK, INC.      (b) 03/15/14
                                                (9.750% 03/15/09) (a)                                  2,790,000     1,771,650

                  CIRCUS & ELDORADO/SILVER
                      LEGACY CAPITAL CORP.      10.125% 03/01/12                                       1,990,000     1,985,025

                    EQUINOX HOLDINGS, INC.      9.000% 12/15/09 (a)                                    2,570,000     2,582,850

                     HARD ROCK HOTEL, INC.      8.875% 06/01/13                                        2,260,000     2,293,900

               HOLLYWOOD CASINO SHREVEPORT      13.000% 08/01/06 (h)                                   7,050,000     5,217,000

           INN OF THE MOUNTAIN GODS RESORT      12.000% 11/15/10 (a)                                   1,845,000     2,001,825

           MOHEGAN TRIBAL GAMING AUTHORITY      8.000% 04/01/12                                        1,325,000     1,397,875
                                                8.375% 07/01/11                                          450,000       481,500

                    PINNACLE ENTERTAINMENT      8.250% 03/15/12 (a)                                    3,800,000     3,600,500
                                                8.750% 10/01/13                                        3,480,000     3,410,400

    PREMIER ENTERTAINMENT BILOXI FINANCIAL      10.750% 02/01/12 (a)                                   1,505,000     1,584,013

                  RIVER ROCK ENTERTAINMENT      9.750% 11/01/11 (a)                                    2,210,000     2,342,600

                       SENECA GAMING CORP.      7.250% 05/01/12 (a)                                    2,265,000     2,242,350

                           SIX FLAGS, INC.      9.500% 02/01/09                                        4,785,000     4,874,719

                     STATION CASINOS, INC.      6.000% 04/01/12                                        1,135,000     1,081,088
                                                6.875% 03/01/16                                          750,000       708,750

           TOWN SPORTS INTERNATIONAL, INC.      (b) 02/01/14
                                                (11.000% 02/01/09) (a)                                 3,015,000     1,492,425

             TRUMP HOLDINGS & FUNDING, PIK      17.625% 09/15/10                                       2,481,086     2,505,897

                        VAIL RESORTS, INC.      6.750% 02/15/14 (a)                                    2,060,000     1,915,800

                        WARNER MUSIC GROUP      7.375% 04/15/14 (a)                                    2,270,000     2,213,250

                        WYNN LAS VEGAS LLC      12.000% 11/01/10                                       1,500,000     1,755,000
                                                                                                                   -----------
                                                                                    Amusement & Recreation Total    55,017,905

FUNERAL SERVICES - 0.4%

               SERVICE CORP. INTERNATIONAL      7.700% 04/15/09                                        2,810,000     2,908,350
                                                                                                                   -----------
                                                                                          Funeral Services Total     2,908,350

                                              See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
SERVICES - (CONTINUED)
HEALTH SERVICES - 3.7%

                BIO-RAD LABORATORIES, INC.      7.500% 08/15/13                                        2,515,000     2,603,025

                COVENTRY HEALTH CARE, INC.      8.125% 02/15/12                                        3,190,000     3,556,850

                                 HCA, INC.      8.750% 09/01/10                                        1,120,000     1,259,507

             INSIGHT HEALTH SERVICES CORP.      9.875% 11/01/11                                        2,900,000     2,950,750

                            MEDQUEST, INC.      11.875% 08/15/12                                       3,300,000     3,712,500

           PACIFICARE HEALTH SYSTEMS, INC.      10.750% 06/01/09                                         707,000       807,747

                         TEAM HEALTH, INC.      9.000% 04/01/12 (a)                                    1,965,000     1,856,925

                    TENET HEALTHCARE CORP.      5.375% 11/15/06                                          835,000       786,987
                                                6.375% 12/01/11                                        3,625,000     3,081,250

                           UNITED SURGICAL
              PARTNERS INTERNATIONAL, INC.      10.000% 12/15/11                                       2,600,000     2,931,500
                                                                                                                   -----------
                                                                                           Health Services Total    23,547,041

OTHER SERVICES - 2.1%

            ADVANSTAR COMMUNICATIONS, INC.      12.000% 02/15/11                                       4,050,000     4,293,000

              CORRECTIONS CORP. OF AMERICA      9.875% 05/01/09                                        2,415,000     2,668,575

                           GEO GROUP, INC.      8.250% 07/15/13                                        1,260,000     1,241,100

                         NATIONSRENT, INC.      9.500% 10/15/10 (a)                                    3,260,000     3,455,600

                   WILLIAMS SCOTSMAN, INC.      9.875% 06/01/07                                        1,415,000     1,393,775
                                                                                                                   -----------
                                                                                            Other Services Total    13,052,050
                                                                                                                   -----------
                                                                                                  SERVICES TOTAL    94,525,346

TRANSPORTATION, COMMUNICATIONS,
  ELECTRIC, GAS & SANITARY
  SERVICES - 26.3%

AEROSPACE - 1.0%

                        BE AEROSPACE, INC.      8.875% 05/01/11                                        2,080,000     1,965,600

                      CONDOR SYSTEMS, INC.      11.875% 05/01/09 (f)                                   4,000,000       280,000

                               SEQUA CORP.      8.875% 04/01/08                                        1,170,000     1,240,200

                           TRANSDIGM, INC.      8.375% 07/15/11 (a)                                    1,660,000     1,676,600

          VOUGHT AIRCRAFT INDUSTRIES, INC.      8.000% 07/15/11 (a)                                    1,295,000     1,239,962
                                                                                                                   -----------
                                                                                                 Aerospace Total     6,402,362

AIR TRANSPORTATION - 1.3%

                CONTINENTAL AIRLINES, INC.      7.568% 12/01/06                                        2,980,000     2,518,100

                     DELTA AIR LINES, INC.      7.900% 12/15/09                                        3,480,000     1,740,000

See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - (CONTINUED)

AIR TRANSPORTATION - (CONTINUED)

                  NORTHWEST AIRLINES CORP.      9.875% 03/15/07                                        2,905,000     2,149,700

                           UNITED AIRLINES      1.340% 03/02/49 (i)                                    2,380,905     2,226,146
                                                                                                                   -----------
                                                                                        Air Transportation Total     8,633,946

BROADCASTING - 2.2%

                       CANWEST MEDIA, INC.      10.625% 05/15/11                                       2,775,000     3,108,000

                GRANITE BROADCASTING CORP.      9.750% 12/01/10 (a)                                    3,140,000     2,998,700

            SINCLAIR BROADCAST GROUP, INC.      8.750% 12/15/11                                          800,000       856,000

               SPANISH BROADCASTING SYSTEM      9.625% 11/01/09                                          560,000       590,800

                        TV AZTECA SA DE CV      10.500% 02/15/07                                       5,070,000     5,057,325

         XM SATELLITE RADIO HOLDINGS, INC.      6.650% 05/01/09 (a)(i)                                 1,675,000     1,675,000
                                                                                                                   -----------
                                                                                              Broadcasting Total    14,285,825

CABLE - 4.9%

              ATLANTIC BROADBAND FINANCIAL      9.375% 01/15/14 (a)                                    2,605,000     2,422,650

                 CABLEVISION SYSTEMS CORP.      5.670% 04/01/09 (a)(i)                                 1,945,000     1,983,900

       CHARTER COMMUNICATIONS HOLDINGS LLC      9.920% 04/01/11                                       12,360,000    10,104,300
                                                10.250% 09/15/10 (a)                                   1,500,000     1,522,500

                        CSC HOLDINGS, INC.      6.750% 04/15/12 (a)                                    1,130,000     1,084,800
                                                7.625% 04/01/11                                           95,000        96,188

                  DIRECTV HOLDINGS FINANCE      8.375% 03/15/13                                          495,000       549,450

                        ECHOSTAR DBS CORP.      6.375% 10/01/11 (a)                                      685,000       667,875

              INSIGHT COMMUNICATIONS, INC.      (b) 02/15/11
                                                (12.250% 02/15/06)                                     3,295,000     2,899,600

                           INSIGHT MIDWEST      9.750% 10/01/09                                        2,010,000     2,115,525

          NORTHLAND CABLE TELEVISION, INC.      10.250% 11/15/07                                       3,650,000     3,586,125

                             NTL CABLE PLC      8.750% 04/15/14 (a)                                    1,770,000     1,796,550

    PEGASUS SATELLITE COMMUNICATIONS, INC.      11.250% 01/15/10 (a)(f)                                1,495,000       822,250

                  TELENET GROUP HOLDING NV      (b) 06/15/14
                                                (11.500% 12/15/08) (a)                                 3,045,000     1,872,675
                                                                                                                   -----------
                                                                                                     Cable Total    31,524,388

                                              See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - (CONTINUED)
ELECTRIC, GAS & SANITARY SERVICES - 1.0%

          ALLIED WASTE NORTH AMERICA, INC.      6.500% 11/15/10 (a)                                    1,510,000     1,460,925
                                                Series 2001 B,
                                                8.500% 12/01/08                                        3,000,000     3,240,000

                      WASTE SERVICES, INC.      9.500% 04/15/14 (a)                                    1,480,000     1,491,100
                                                                                                                   -----------
                                                                                        Electric, Gas & Sanitary
                                                                                                  Services Total     6,192,025

ELECTRIC SERVICES - 1.8%

               BEAVER VALLEY FUNDING CORP.      9.000% 06/01/17                                        2,210,000     2,497,300

                          CMS ENERGY CORP.      8.900% 07/15/08                                        2,990,000     3,132,025

                      ILLINOVA POWER CORP.      11.500% 12/15/10                                       1,375,000     1,619,062

                          NEVADA POWER CO.      9.000% 08/15/13 (a)                                      985,000     1,065,031
                                                10.875% 10/15/09                                       2,765,000     3,110,625
                                                                                                                   -----------
                                                                                         Electric Services Total    11,424,043

MARINE TRANSPORTATION - 1.2%

           SHIP FINANCE INTERNATIONAL LTD.      8.500% 12/15/13 (a)                                    3,405,000     3,174,073

                                  STENA AB      7.500% 11/01/13                                        1,220,000     1,226,100
                                                9.625% 12/01/12                                        1,630,000     1,841,900

                     TEEKAY SHIPPING CORP.      8.875% 07/15/11                                        1,310,000     1,434,450
                                                                                                                   -----------
                                                                                     Marine Transportation Total     7,676,523

PIPELINES - 2.4%

                             COASTAL CORP.      7.750% 06/15/10                                        4,840,000     4,259,200

                  NORTHWEST PIPELINE CORP.      8.125% 03/01/10                                        1,040,000     1,116,700

                               SONAT, INC.      6.875% 06/01/05                                        1,500,000     1,503,750
                                                7.625% 07/15/11                                        4,965,000     4,331,962

                      SOUTHERN NATURAL GAS      8.875% 03/15/10                                        1,630,000     1,768,550

                  WILLIAMS COMPANIES, INC.      8.125% 03/15/12                                        1,935,000     2,041,425
                                                                                                                   -----------
                                                                                                 Pipelines Total    15,021,587

RADIO & TELEPHONE COMMUNICATIONS - 5.1%

                         AIRGATE PCS, INC.      9.375% 09/01/09                                          543,900       533,022

                   AMERICAN CELLULAR CORP.      Series B,
                                                10.000% 08/01/11                                       1,955,000     1,715,512

                    AMERICAN TOWERS, INC.       7.250% 12/01/11 (a)                                    1,060,000     1,054,700

               DOBSON COMMUNICATIONS CORP.      8.875% 10/01/13                                        3,230,000     2,527,475

See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - (CONTINUED)
RADIO & TELEPHONE COMMUNICATIONS - (CONTINUED)

                         HORIZON PCS, INC.      13.750% 06/15/11 (f)                                   3,300,000     1,155,000

                           iPCS ESCROW CO.      11.500% 05/01/12 (a)                                     910,000       923,650

               NEXTEL COMMUNICATIONS, INC.      7.375% 08/01/15                                        1,000,000     1,010,000

                     NEXTEL PARTNERS, INC.      8.125% 07/01/11                                        3,250,000     3,331,250

                       ROGERS CANTEL, INC.      9.750% 06/01/16                                        3,715,000     4,272,250

                      RURAL CELLULAR CORP.      8.250% 03/15/12 (a)                                    1,355,000     1,392,262

                  SBA COMMUNICATIONS, INC.      (b) 12/15/11
                                                (9.750% 12/15/07) (a)                                    800,000       586,000
                                                10.250% 02/01/09                                       4,045,000     4,014,662

                         SPECTRASITE, INC.      8.250% 05/15/10 (a)                                    1,690,000     1,749,150

                          US UNWIRED, INC.      (b) 11/01/09
                                                (13.375% 11/01/04)                                     5,130,000     5,335,200

                    WESTERN WIRELESS CORP.      9.250% 07/15/13                                        2,660,000     2,749,775
                                                                                                                   -----------
                                                                          Radio & Telephone Communications Total    32,349,908

RAILROAD - 0.8%

                      KANSAS CITY SOUTHERN      7.500% 06/15/09                                        1,620,000     1,636,200

                           RAILWORKS CORP.      11.500% 04/15/09 (h)                                     600,000        30,000

                              TFM SA DE CV      12.500% 06/15/12                                       3,030,000     3,211,800
                                                                                                                   -----------
                                                                                                  Railroad Total     4,878,000

TELECOMMUNICATION SERVICES - 3.9%

                                  AXTEL SA      11.000% 12/15/13 (a)                                   2,580,000     2,425,200

                 CARRIER1 INTERNATIONAL SA      13.250% 02/15/09 (f)                                   6,000,000       540,000

                     CINCINNATI BELL, INC.      8.375% 01/15/14                                        2,455,000     2,209,500

                  FAIRPOINT COMMUNICATIONS      11.875% 03/01/10                                       1,150,000     1,305,250

              LEVEL 3 COMMUNICATIONS, INC.      10.500% 12/01/08                                       3,020,000     2,325,400

                     QWEST CAPITAL FUNDING      7.250% 02/15/11                                        6,375,000     5,275,313
                                                7.750% 02/15/31                                        2,385,000     1,848,375

                      QWEST SERVICES CORP.      13.500% 12/15/10 (a)                                   5,445,000     6,268,556

                 TIME WARNER TELECOM, INC.      9.750% 07/15/08                                        1,460,000     1,365,100
                                                10.125% 02/01/11                                       1,760,000     1,592,800
                                                                                                                   -----------
                                                                                Telecommunication Services Total    25,155,494

                                              See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
 BONDS & NOTES - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - (CONTINUED)
TRANSPORTATION SERVICES - 0.7%

                     ALLIED HOLDINGS, INC.      Series 1997 B,
                                                8.625% 10/01/07                                        1,835,000     1,729,488

                         QDI CAPITAL CORP.      9.000% 11/15/10 (a)                                    2,810,000     2,641,400
                                                                                                                   -----------
                                                                                   Transportation Services Total     4,370,888
                                                                                                                   -----------

                                                                                 TRANSPORTATION, COMMUNICATIONS,
                                                                                        ELECTRIC, GAS & SANITARY
                                                                                                  SERVICES TOTAL   167,914,989

UTILITY - 5.1%

INDEPENDENT POWER PRODUCERS - 5.1%

                                 AES CORP.      9.000% 05/15/15 (a)                                    3,115,000     3,301,900
                                                9.500% 06/01/09                                        1,253,000     1,303,120

              CAITHNESS COSO FUNDING CORP.      Series 1999 B,
                                                9.050% 12/15/09                                        3,557,250     3,841,830

                             CALPINE CORP.      8.500% 07/15/10 (a)                                    2,750,000     2,303,125

             CALPINE CANADA ENERGY FINANCE      8.500% 05/01/08                                        1,565,000       931,175

                    CALPINE GENERATING CO.      10.250% 04/01/11 (a)(i)                                2,505,000     2,204,400
                                                11.500% 04/01/11 (a)                                   2,785,000     2,395,100

                     DYNEGY HOLDINGS, INC.      6.875% 04/01/11                                        2,475,000     2,029,500
                                                9.875% 07/15/10 (a)                                    1,230,000     1,291,500

                     EDISON MISSION ENERGY      9.875% 04/15/11                                        3,090,000     3,090,000

               MSW ENERGY HOLDINGS FINANCE      7.375% 09/01/10 (a)                                      910,000       896,350
                                                8.500% 09/01/10 (a)                                    2,260,000     2,339,100

                          NRG ENERGY, INC.      8.000% 12/15/13 (a)                                    1,070,000     1,070,000

                ORION POWER HOLDINGS, INC.      12.000% 05/01/10                                       2,100,000     2,551,500

               PSE&G ENERGY HOLDINGS, INC.      8.625% 02/15/08                                        2,955,000     3,176,625
                                                                                                                   -----------
                                                                               Independent Power Producers Total    32,725,225
                                                                                                                    ----------
                                                                                                   UTILITY TOTAL    32,725,225

                                             TOTAL CORPORATE FIXED-INCOME
                                             BONDS & NOTES
                                             (COST OF $592,644,455)                                                577,601,856

CONVERTIBLE BONDS - 1.9%
MANUFACTURING -  0.9%
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%

                      NORTEL NETWORKS LTD.      4.250% 09/01/08                                        6,240,000     5,717,587
                                                                                                                   -----------
                                                                                                    Electronic &
                                                                                      Electrical Equipment Total     5,717,587
                                                                                                                   -----------
                                                                                             MANUFACTURING TOTAL     5,717,587

See notes to investment portfolio.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - 0.8%
COMMUNICATION SERVICES - 0.8%

                    COLT TELECOM GROUP PLC      2.000% 08/06/05                              EUR       1,400,000       974,553
                                                2.000% 03/29/06 (a)                                    2,190,000     2,901,399
                                                2.000% 12/16/06 (a)                                      980,000     1,331,250
                                                                                                                   -----------
                                                                                    Communication Services Total     5,207,202
                                                                                                                   -----------
                                                                       TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                                                                   GAS & SANITARY SERVICES TOTAL     5,207,202
UTILITY - 0.2%

INDEPENDENT POWER PRODUCERS - 0.2%

                              MIRANT CORP.      2.500% 06/15/21 (f)                          USD       2,125,000     1,180,204
                                                                                                                   -----------
                                                                               Independent Power Producers Total     1,180,204
                                                                                                                   -----------
                                                                                                   UTILITY TOTAL     1,180,204
                                             TOTAL CONVERTIBLE BONDS
                                             (COST OF $8,953,920)                                                   12,104,993

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.8%
FINANCE, INSURANCE & REAL ESTATE - 0.7%
FINANCE - 0.7%

                                                iStar Financial:
                                                Series E,
                                                7.875%                                                    86,769     2,169,225
                                                Series F,
                                                7.800%                                                    97,000     2,388,625
                                                                                                                   -----------
                                                                                                   Finance Total     4,557,850
                                                                                                                   -----------
                                                                          FINANCE, INSURANCE & REAL ESTATE TOTAL     4,557,850
MANUFACTURING - 0.6%

PRINTING & PUBLISHING - 0.6%

                                                PriMedia, Inc.:
                                                Series D,
                                                10.000%                                                   17,700     1,601,850
                                                Series F,
                                                9.200%                                                    20,390     1,784,125
                                                Series H,
                                                8.625%                                                       220        18,975
                                                                                                                   -----------
                                                                                     Printing & Publishing Total     3,404,950
                                                                                                                   -----------
                                                                                             MANUFACTURING TOTAL     3,404,950

                                              See notes to investment portfolio.

                                                                                                          SHARES     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - 0.5%
BROADCASTING - 0.5%

                                                Spanish Broadcasting
                                                System, Inc., 10.750%                                      3,370     3,403,700
                                                                                                                   -----------
                                                                                              Broadcasting Total     3,403,700

COMMUNICATION SERVICES - 0.0%

                                                PTV, Inc.                                                     19           143
                                                                                                                   -----------
                                                                                    Communication Services Total           143
                                                                                                                   -----------
                                                                                 TRANSPORTATION, COMMUNICATIONS,
                                                                         ELECTRIC, GAS & SANITARY SERVICES TOTAL     3,403,843

                                             TOTAL PREFERRED STOCKS
                                             (COST OF $11,604,480)                                                  11,366,643

COMMON STOCKS (j) - 2.5%
MANUFACTURING - 0.6%
COMMUNICATIONS EQUIPMENT - 0.3%

                                                EchoStar Communications
                                                Corp., Class A                                            50,000     1,608,000
                                                                                                                   -----------
                                                                                  Communications Equipment Total     1,608,000

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.2%
                                                Amkor Technology, Inc.                                   105,000     1,079,400
                                                                                                                   -----------
                                                                                         Electronic & Electrical
                                                                                                 Equipment Total     1,079,400

PRINTING & PUBLISHING - 0.1%
                                                Haights Cross
                                                Communications, Inc.                                      18,220       892,780
                                                                                                                   -----------
                                                                                     Printing & Publishing Total       892,780
                                                                                                                   -----------
                                                                                             MANUFACTURING TOTAL     3,580,180

MINING & ENERGY - 0.0%
CRUDE PETROLEUM & NATURAL GAS - 0.0%

                                                Coho Energy, Inc. (k)                                        750            --

                                                Horizon Natural
                                                Resources Co. (g)                                         16,000            16
                                                                                                                   -----------
                                                                             Crude Petroleum & Natural Gas Total            16

OIL & GAS EXTRACTION - 0.0%

                                                Orion Refining Corp. (g)(l)                                   10            --
                                                                                                                   -----------
                                                                                      Oil & Gas Extraction Total            --
                                                                                                                   -----------
                                                                                           MINING & ENERGY TOTAL            16

See notes to investment portfolio.

                                                                                                          SHARES     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (j) - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - 1.7%
CABLE - 0.4%

                                                NTL, Inc.                                                 46,154     2,727,701

                                                Ono Finance PLC (a)(g)(l)                                  5,700            --
                                                                                                                   -----------
                                                                                                     Cable Total     2,727,701

ELECTRIC, GAS & SANITARY SERVICES - 0.1%

                                                Allied Waste Industries, Inc.                             72,500       961,350
                                                                                                                   -----------
                                                                                                       Electric,
                                                                                   Gas & Sanitary Services Total       961,350

ELECTRIC SERVICES - 0.0%

                                                BayCorp Holdings Ltd.                                          3            40
                                                                                                                   -----------
                                                                                         Electric Services Total            40

POLLUTION CONTROL - 0.6%

                                                EnviroSource, Inc. (g)                                    50,004     4,000,320

                                                Fairlane Management Corp. (g)(l)                          50,004            --
                                                                                                                   -----------
                                                                                         Pollution Control Total     4,000,320

RADIO & TELEPHONE COMMUNICATIONS - 0.6%

                                                Airgate PCS, Inc.                                         22,468       415,433

                                                Nextel Communications,
                                                Inc., Class A                                            100,000     2,313,000

                                                SBA Communications Corp.                                 235,910       910,613
                                                                                                                   -----------
                                                                                               Radio & Telephone
                                                                                            Communications Total     3,639,046
                                                                                                                   -----------
                                                                                 TRANSPORTATION, COMMUNICATIONS,
                                                                                        ELECTRIC, GAS & SANITARY
                                                                                                  SERVICES TOTAL    11,328,457
UTILITY - 0.2%
INDEPENDENT POWER PRODUCERS - 0.2%

                                                Dynegy, Inc., Class A                                    233,000     1,022,870
                                                                                                                   -----------
                                                                                               Independent Power
                                                                                                 Producers Total     1,022,870
                                                                                                                   -----------
                                                                                                   UTILITY TOTAL     1,022,870

                                             TOTAL COMMON STOCKS
                                             (COST OF $14,073,688)                                                  15,931,523

                                              See notes to investment portfolio.

                                                                                                           UNITS     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
WARRANTS (j) - 0.0%
MANUFACTURING - 0.0%
PRINTING & PUBLISHING - 0.0%

                                                Haights Cross Communications, Inc.:
                                                expires 12/10/11 (k)                                          20            --
                                                expires 12/10/12                                          18,044           361

                                                                                     Printing & Publishing Total           361
                                                                                                                   -----------
                                                                                             MANUFACTURING TOTAL           361

RETAIL TRADE - 0.0%

FOOD STORES - 0.0%
                                                Pathmark Stores, Inc.,
                                                expires 09/19/10                                          58,758        43,481
                                                                                                                   -----------

                                                                                               Food Stores Total        43,481
                                                                                                                   -----------
                                                                                              RETAIL TRADE TOTAL        43,481

TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - 0.0%

AEROSPACE - 0.0%
                                                Loral Space & Communications Ltd.,
                                                expires 01/15/07                                          12,000           120

                                                                                                 Aerospace Total           120

BROADCASTING - 0.0%
                                                XM Satellite Radio Holdings, Inc.,
                                                expires 03/15/10 (a)                                       2,435       121,750
                                                                                                                   -----------
                                                                                              Broadcasting Total       121,750

CABLE - 0.0%

                                                Cable Satisfaction International, Inc.,
                                                expires 03/01/05 (g)(l)                                    7,550            --

                                                Ono Finance PLC,
                                                expires 02/15/11 (a)(g)(l)                                 1,200            --
                                                                                                                   -----------
                                                                                                     Cable Total            --

TRANSPORTATION SERVICES - 0.0%

                                                QDI LLC,
                                                expires 01/15/07 (a)(g)                                   10,207        42,869
                                                                                                                   -----------
                                                                                   Transportation Services Total        42,869

RADIO & TELEPHONE COMMUNICATIONS - 0.0%

                                                Carrier1 International SA,
                                                expires 02/19/09 (a)(g)(f)(l)                              2,780            --

                                                iPCS, Inc.,
                                                expires 07/15/10 (a)(g)(l)                                 2,500            --

See notes to investment portfolio.

                                                                                                           UNITS     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
WARRANTS (j) - (CONTINUED)
TRANSPORTATION, COMMUNICATIONS,
 ELECTRIC, GAS & SANITARY SERVICES - (CONTINUED)
RADIO & TELEPHONE COMMUNICATIONS - (CONTINUED)

                                                MetroNet Communications Corp.,
                                                expires 08/15/07 (a)(g)(l)                                 1,250            --

                                                UbiquiTel, Inc.,
                                                expires 04/15/10 (a)(g)(l)                                 5,250            --
                                                                                                                   -----------
                                                                                               Radio & Telephone
                                                                                            Communications Total            --

TELECOMMUNICATION SERVICES - 0.0%

                                                Horizon PCS, Inc.,
                                                expires 10/01/10 (a)(g)(l)                                 4,705            --

                                                Jazztel PLC,
                                                expires 07/15/10 (a)(g)(l)                   EUR           1,435            --
                                                                                                                   -----------
                                                                                               Telecommunication
                                                                                                  Services Total            --
                                                                                                                   -----------
                                                                                 TRANSPORTATION, COMMUNICATIONS,
                                                                                        ELECTRIC, GAS & SANITARY
                                                                                                  SERVICES TOTAL       164,739

                                             TOTAL WARRANTS
                                             (COST OF $8,220,915)                                                      208,581

                                                                                                         PAR ($)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.0%

                                             Repurchase agreement with State Street
                                             Bank & Trust Co., dated 05/28/04,
                                             due 06/01/04 at 0.930%, collateralized
                                             by a U.S. Treasury Bond maturing
                                             02/15/16, market value $13,138,838
                                             (repurchase proceeds $12,878,331)
                                             (Cost of $12,877,000)                                    12,877,000    12,877,000

                                             TOTAL INVESTMENTS - 98.7%
                                             (COST OF $648,374,458) (M)                                            630,090,596

                                             OTHER ASSETS & LIABILITIES, NET - 1.3%                                  8,498,156

                                             NET ASSETS - 100.0%                                                   638,588,752

                                              See notes to investment portfolio.

     NOTES TO INVESTMENT PORTFOLIO:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted to $194,205,144, which represents 30.4% of net assets.
(b) Step bond. This security is currently accruing at zero. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
(c)  Security purchased on a delayed delivery basis.
(d)  Zero coupon bond.
(e) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants, however, under the issuer's plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of May 31, 2004, the value of this security represents 0.2% of net assets.
(f) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $6,338,604, which represents 1.0% of net assets.
(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h) The issuer is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $5,247,005, which represents 0.8% of net assets.
(i) Variable rate security. The interest rate shown reflects the rate as of May 31, 2004.
(j)  Non-income producing security.
(k)  Rounds to less than $1.
(l)  Security has no value.
(m)  Cost for federal income tax purposes is $647,517,473.

     As of May 31, 2004, the Fund had entered into the following forward currency exchange contracts:

    FORWARD CURRENCY                             AGGREGATE    SETTLEMENT    UNREALIZED
    CONTRACTS TO BUY                 VALUE       FACE VALUE      DATE      APPRECIATION
    -----------------------------------------------------------------------------------
    EUR 1,020,000                $  1,245,653   $  1,230,630   06/10/04    $   15,023

    FORWARD CURRENCY                             AGGREGATE    SETTLEMENT    UNREALIZED
    CONTRACTS TO SELL                VALUE       FACE VALUE      DATE      DEPRECIATION
    -----------------------------------------------------------------------------------
    EUR 5,199,000                $  6,349,164   $  6,272,593   06/10/04    $  (76,571)

                   ACRONYM                                NAME
    -----------------------------------------------------------------------------------
                     EUR                              Euro Currency
                     PIK                             Payment-In-Kind
                     USD                          United States Dollar

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004                                COLUMBIA HIGH YIELD OPPORTUNITY FUND

                                                                                                                ($)
-------------------------------------------------------------------------------------------------------------------
                         ASSETS        Investments, at cost                                             648,374,458
                                       Investments, at value                                            630,090,596
                                       Receivable for:
                                         Investments sold                                                 3,154,384
                                         Fund shares sold                                                 6,967,246
                                         Interest                                                        13,787,717
                                         Dividends                                                           89,410
                                       Expense reimbursement due from
                                        Investment Advisor                                                   96,308
                                       Deferred Trustees' compensation plan                                  31,327
                                       Other assets                                                           5,192
                                                                                                        -----------
                                                                                         Total Assets   654,222,180

                    LIABILITIES        Payable to custodian bank                                            472,191
                                       Net unrealized depreciation on foreign
                                        forward currency contracts                                           61,548
                                       Payable for:
                                         Investments purchased                                            7,208,527
                                         Investments purchased on a delayed
                                         delivery basis                                                   3,829,798
                                         Fund shares repurchased                                          1,547,356
                                         Distributions                                                    1,497,944
                                         Investment advisory fee                                            323,868
                                         Transfer agent fee                                                 216,390
                                         Pricing and bookkeeping fees                                        20,051
                                         Trustees' fees                                                         183
                                         Custody fee                                                          4,872
                                         Distribution and service fees                                      322,372
                                       Deferred Trustees' fees                                               31,327
                                       Other liabilities                                                     97,001
                                                                                                        -----------
                                                                                    Total Liabilities    15,633,428

                                                                                           NET ASSETS   638,588,752

      COMPOSITION OF NET ASSETS        Paid-in capital                                                1,056,995,550
                                       Undistributed net investment income                                3,139,574
                                       Accumulated net realized loss                                   (403,201,359)
                                       Net unrealized depreciation on:
                                         Investments                                                    (18,283,862)
                                         Foreign currency translations                                      (61,151)
                                                                                           NET ASSETS   638,588,752

                        CLASS A        Net assets                                                       325,657,513
                                       Shares outstanding                                                71,730,397
                                       Net asset value per share                                               4.54(a)
                                       Maximum offering price per share
                                       ($4.54/0.9525)                                                          4.77(b)

                        CLASS B        Net assets                                                       252,414,873
                                       Shares outstanding                                                55,598,819
                                       Net asset value and offering price per share                            4.54(a)

                        CLASS C        Net assets                                                        46,322,303
                                       Shares outstanding                                                10,202,877
                                       Net asset value and offering price per share                            4.54(a)

                        CLASS Z        Net assets                                                        14,194,063
                                       Shares outstanding                                                 3,126,222
                                       Net asset value, offering and redemption
                                       price per share                                                         4.54

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

                                              See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004             COLUMBIA HIGH YIELD OPPORTUNITY FUND

                                                                                                                           ($)
------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT INCOME        Interest                                                          63,927,232
                                                  Dividends                                                          1,661,388
                                                                                                                   -----------
                                                    Total Investment Income (net of foreign
                                                     taxes withheld of $584)                                        65,588,620

                                  EXPENSES        Investment advisory fee                                            4,453,431
                                                  Distribution fee:
                                                    Class B                                                          2,230,924
                                                    Class C                                                            405,905
                                                  Service fee:
                                                    Class A                                                            911,449
                                                    Class B                                                            743,641
                                                    Class C                                                            135,304
                                                  Transfer agent fee                                                 1,980,330
                                                  Pricing and bookkeeping fees                                         234,786
                                                  Trustees' fees                                                        26,926
                                                  Custody fee                                                           36,096
                                                  Non-recurring costs (See Note 7)                                      19,145
                                                  Other expenses                                                       316,638
                                                                                                                   -----------
                                                    Total Expenses                                                  11,494,575
                                                  Fees and expenses waived or reimbursed by Investment Advisor         (37,548)
                                                  Fees waived by Distributor - Class C                                 (81,176)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)       (19,145)
                                                  Custody earnings credit                                               (6,029)
                                                                                                                   -----------
                                                    Net Expenses                                                    11,350,677
                                                                                                                   -----------
                                                  Net Investment Income                                             54,237,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON        Net realized gain (loss) on:
          INVESTMENTS AND FOREIGN CURRENCY          Investments                                                      8,566,815
                                                    Foreign currency transactions                                     (296,069)
                                                                                                                   -----------
                                                      Net realized gain                                              8,270,746
                                                  Net change in unrealized
                                                    appreciation/depreciation on:
                                                    Investments                                                     32,835,268
                                                    Foreign currency translations                                       44,832
                                                                                                                   -----------
                                                      Net change in unrealized appreciation/depreciation            32,880,100
                                                                                                                   -----------
                                                  Net Gain                                                          41,150,846
                                                                                                                   -----------
                                                  Net Increase in Net Assets from Operations                        95,388,789

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

                                                                                      YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                                                                         MAY 31,         MAY 31,   DECEMBER 31,
                                                                                        2004 ($)      2003(a)($)       2002 ($)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

                                OPERATIONS        Net investment income               54,237,943      24,767,811     55,441,396
                                                  Net realized gain (loss) on
                                                    investments and foreign
                                                    currency transactions              8,270,746     (17,632,755)  (148,093,490)
                                                  Net change in unrealized
                                                    appreciation/depreciation on
                                                    investments and foreign
                                                    currency translations             32,880,100      72,727,890     60,419,314
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)
                                                       from Operations                95,388,789      79,862,946    (32,232,780)

    DISTRIBUTIONS DECLARED TO SHAREHOLDERS        From net investment income:
                                                    Class A                          (25,897,731)    (13,142,914)   (32,236,809)
                                                    Class B                          (18,878,503)     (9,273,542)   (25,717,885)
                                                    Class C                           (3,515,106)     (1,580,199)    (4,204,933)
                                                    Class Z                           (1,901,969)     (1,396,747)    (1,529,375)
                                                  Return of capital:
                                                    Class A                                   --              --     (2,748,971)
                                                    Class B                                   --              --     (2,193,075)
                                                    Class C                                   --              --       (358,573)
                                                    Class Z                                   --              --       (130,416)
                                                                                    ------------   -------------   ------------
                                                      Total Distributions
                                                        Declared to Shareholders     (50,193,309)    (25,393,402)   (69,120,037)

                        SHARE TRANSACTIONS        Class A:
                                                    Subscriptions                    189,024,773     123,761,289    235,835,725
                                                    Proceeds received in
                                                      connection with merger                  --              --        175,784
                                                    Distributions reinvested          13,650,967       6,982,957     17,448,294
                                                    Redemptions                     (276,813,657)   (143,095,138)  (211,467,498)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)        (74,137,917)    (12,350,892)    41,992,305
                                                  Class B:
                                                    Subscriptions                     41,567,784      31,442,432     88,840,756
                                                    Distributions reinvested           8,876,772       4,268,763     12,563,965
                                                    Redemptions                     (120,128,028)    (31,579,170)  (127,327,785)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)        (69,683,472)      4,132,025    (25,923,064)
                                                  Class C:
                                                    Subscriptions                     26,520,739       9,708,920     22,531,723
                                                    Distributions reinvested           2,226,590         984,268      2,835,915
                                                    Redemptions                      (37,179,218)     (9,260,789)   (23,747,996)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)         (8,431,889)      1,432,399      1,619,642
                                                  Class Z:
                                                    Subscriptions                     31,287,165      18,835,360     20,514,243
                                                    Proceeds received in
                                                      connection with merger                  --              --     36,830,189
                                                    Distributions reinvested           1,483,445       1,244,797      1,500,998
                                                    Redemptions                      (66,364,258)    (12,632,407)   (24,679,597)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)        (33,593,648)      7,447,750     34,165,833
                                                  Net Increase (Decrease) from
                                                    Share Transactions              (185,846,926)        661,282     51,854,716
                                                                                    ------------   -------------   ------------
                                                      Total Increase (Decrease)
                                                        in Net Assets               (140,651,446)     55,130,826    (49,498,101)

(a)  The Fund changed its fiscal year end from December 31 to May 31.

                                              See notes to financial statements.

                                                                                      YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                                                                         MAY 31,         MAY 31,   DECEMBER 31,
                                                                                        2004 ($)      2003(a)($)       2002 ($)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

                                Net Assets        Beginning of period                779,240,198     724,109,372    773,607,473
                                                  End of period (including
                                                    undistribued (overdistributed)
                                                    net investment income of
                                                    $3,139,574, $(2,035,796) and
                                                    $(1,587,777), respectively)      638,588,752     779,240,198    724,109,372

                         Changes in Shares        Class A:
                                                    Subscriptions                     42,769,227      30,064,102     56,148,431
                                                    Issued in connection with
                                                      merger                                  --              --         43,511
                                                    Issued for distributions
                                                      reinvested                       3,017,589       1,670,630      4,119,471
                                                    Redemptions                      (61,621,799)    (34,371,342)   (49,928,762)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)        (15,834,983)     (2,636,610)    10,382,651
                                                  Class B:
                                                    Subscriptions                      9,297,993       7,579,882     20,864,519
                                                    Issued for distributions
                                                      reinvested                       1,963,545       1,022,266      2,954,382
                                                    Redemptions                      (26,516,181)     (7,619,970)   (29,746,409)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)        (15,254,643)        982,178     (5,927,508)
                                                  Class C:
                                                    Subscriptions                      5,944,258       2,356,861      5,278,283
                                                    Issued for distributions
                                                      reinvested                         492,263         235,678        668,879
                                                    Redemptions                       (8,189,751)     (2,247,443)    (5,607,906)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)         (1,753,230)        345,096        339,256
                                                  Class Z:
                                                    Subscriptions                      7,069,802       4,570,300      5,020,578
                                                    Issued in connection with
                                                      merger                                  --              --      9,116,388
                                                    Issued for distributions
                                                      reinvested                         327,668         297,518        374,230
                                                    Redemptions                      (14,917,379)     (3,077,369)    (6,084,044)
                                                                                    ------------   -------------   ------------
                                                      Net Increase (Decrease)         (7,519,909)      1,790,449      8,427,152

(a)  The Fund changed its fiscal year end from December 31 to May 31.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004                                COLUMBIA HIGH YIELD OPPORTUNITY FUND

NOTE 1. ORGANIZATION

Columbia High Yield Opportunity Fund (the "Fund"), a series of Columbia Funds Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks high current income and total return.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty High Yield Securities Fund to Columbia High Yield Opportunity Fund. Also on that date, the Trust changed its name from Liberty Funds Trust I to Columbia Funds Trust I.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the forward exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2004, permanent differences resulting primarily from differing treatments for market discount reclassifications, Section 988 reclassifications for foreign currency and amortization/accretion adjustments were identified and reclassified among the components of the Fund's net assets as follows:

 UNDISTRIBUTED           ACCUMULATED
NET INVESTMENT           NET REALIZED            PAID-IN
   INCOME                   LOSS                 CAPITAL
--------------------------------------------------------------------
$ 1,130,736             $ (1,130,737)              $ 1

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended May 31, 2004, the period ended May 31, 2003 and the year ended December 31, 2002 was as follows:

                                         MAY 31,        MAY 31,     DECEMBER 31,
                                          2004           2003           2002
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income*                    $ 50,193,309   $ 25,393,402   $ 63,689,002
  Long-term capital gains                       --             --             --
  Tax return of capital                         --             --      5,431,035

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED            UNDISTRIBUTED
  ORDINARY                 LONG-TERM               NET UNREALIZED
   INCOME                CAPITAL GAINS             DEPRECIATION*
--------------------------------------------------------------------
$ 4,718,009             $        --                $ (17,426,480)

*The differences between book-basis and tax-basis net unrealized depreciation are primarily due to deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

Unrealized appreciation                              $  31,980,244
------------------------------------------------------------------
Unrealized depreciation                                (49,407,121)
                                                     -------------
  Net unrealized depreciation                        $ (17,426,877)

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

  YEAR OF                    CAPITAL LOSS
EXPIRATION                   CARRYFORWARD
-----------------------------------------------------------------
  2007                       $   7,774,983
  2008                          44,818,986
  2009                         161,087,717
  2010                         171,019,187
  2011                          18,463,873
                             -------------
                             $ 403,164,746

Capital loss carryforwards of $6,990,639 were utilized and/or expired during the year ended May 31, 2004 for the Fund. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE

Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
------------------------------------------------------------
   First $1 billion                 0.60%
   Next $1 billion                  0.55%
   Over $2 billion                  0.50%

Prior to November 1, 2003, Columbia was entitled to receive a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
------------------------------------------------------------
   First $1.5 billion               0.60%
   Over $1.5 billion                0.55%

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the year ended May 31, 2004, the Fund's effective pricing and bookkeeping fee rate was 0.032%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Columbia has voluntarily agreed to waive a portion of the transfer agent fee so that the transfer agent fee will not exceed 0.23% (exclusive of out-of-pocket expenses) annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

For the year ended May 31, 2004, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket fees, was 0.27%.

Effective October 13, 2003, Liberty Funds Services, Inc. was renamed Columbia Funds Services, Inc.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. For the year ended May 31, 2004, the Distributor has retained net underwriting discounts of $33,672 on sales of the Fund's Class A shares and received CDSC fees of $109,308, $960,376 and $18,468 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Effective October 13, 2003, Liberty Funds Distributor, Inc. was renamed Columbia Funds Distributor, Inc.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended May 31, 2004, the Fund paid $2,498 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the year ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $542,529,846 and $712,277,833, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended May 31, 2004, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

For the year ended May 31, 2004, Columbia has assumed $19,145 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        PERIOD
                                    YEAR ENDED           ENDED
                                       MAY 31,         MAY 31,                         YEAR ENDED DECEMBER 31,
CLASS A SHARES                            2004         2003(a)               2002          2001            2000          1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                 $     4.30       $    4.01          $    4.62     $    5.30       $    6.55     $    6.76

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     0.35(b)         0.14(b)            0.34(b)       0.52(b)(c)      0.61(d)       0.60(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                          0.21            0.30              (0.53)        (0.65)(c)       (1.24)        (0.20)
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total from Investment
Operations                                0.56            0.44              (0.19)        (0.13)          (0.63)         0.40

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income               (0.32)          (0.15)             (0.39)        (0.51)          (0.62)        (0.61)
Return of capital                           --              --              (0.03)        (0.04)             --            --
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total Distributions Declared
to Shareholders                          (0.32)          (0.15)             (0.42)        (0.55)          (0.62)        (0.61)

NET ASSET VALUE, END OF PERIOD      $     4.54       $    4.30          $    4.01     $    4.62       $    5.30     $    6.55
Total return (e)                         13.30%(f)       11.01%(f)(g)       (4.27)%       (2.78)%        (10.28)%        6.17%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (h)                              1.19%           1.29%(i)           1.31%         1.22%           1.16%         1.21%
Net investment income (h)                 7.65%           8.24%(i)           7.92%        10.34%(c)       10.00%         9.02%
Waiver/reimbursement                      0.01%             --%(i)(j)          --            --              --            --
Portfolio turnover rate                     75%             45%(g)             63%           62%             28%           42%
Net assets, end of
period (000's)                      $  325,658       $ 376,944          $ 361,780     $ 369,043       $ 390,917     $ 540,201

(a) The Fund changed its fiscal year end from December 31 to May 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.76% to 10.34%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        PERIOD
                                    YEAR ENDED           ENDED
                                       MAY 31,         MAY 31,                         YEAR ENDED DECEMBER 31,
CLASS B SHARES                            2004         2003(a)               2002          2001            2000          1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                 $     4.30       $    4.01          $    4.62     $    5.30       $    6.55     $    6.76

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     0.31(b)         0.13(b)            0.31(b)       0.48(b)(c)      0.56(d)       0.55(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                          0.22            0.29              (0.54)        (0.65)(c)       (1.24)        (0.20)
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total from Investment
Operations                                0.53            0.42              (0.23)        (0.17)          (0.68)         0.35

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income               (0.29)          (0.13)             (0.35)        (0.47)          (0.57)        (0.56)
Return of capital                           --              --              (0.03)        (0.04)             --            --
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total Distributions Declared
to Shareholders                          (0.29)          (0.13)             (0.38)        (0.51)          (0.57)        (0.56)

NET ASSET VALUE, END OF PERIOD      $     4.54       $    4.30          $    4.01     $    4.62       $    5.30     $    6.55
Total return (e)                         12.46%(f)       10.67%(f)(g)       (4.99)%       (3.51)%        (10.96)%        5.38%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (h)                              1.94%           2.04%(i)           2.06%         1.97%           1.91%         1.96%
Net investment income (h)                 6.90%           7.49%(i)           7.17%         9.59%(c)        9.25%         8.27%
Waiver/reimbursement                      0.01%             --%(i)(j)          --            --              --            --
Portfolio turnover rate                     75%             45%(g)             63%           62%             28%           42%
Net assets, end of
period (000's)                      $  252,415       $ 305,021          $ 280,220     $ 350,464       $ 433,949     $ 627,057

(a) The Fund changed its fiscal year end from December 31 to May 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.02% to 9.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        PERIOD
                                    YEAR ENDED           ENDED
                                       MAY 31,         MAY 31,                         YEAR ENDED DECEMBER 31,
CLASS C SHARES                            2004         2003(a)               2002          2001            2000          1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                 $     4.30       $    4.01          $    4.62     $    5.30       $    6.55     $    6.76

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     0.32(b)         0.13(b)            0.31(b)       0.49(b)(c)      0.57(d)       0.56(d)
Net realized and unrealized
gain (loss) on investments and
foreign currency                          0.21            0.29              (0.53)        (0.65)(c)       (1.24)        (0.20)
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total from Investment
Operations                                0.53            0.42              (0.22)        (0.16)          (0.67)         0.36

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income               (0.29)          (0.13)             (0.36)        (0.48)          (0.58)        (0.57)
Return of capital                           --              --              (0.03)        (0.04)             --            --
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total Distributions Declared
to Shareholders                          (0.29)          (0.13)             (0.39)        (0.52)          (0.58)        (0.57)

NET ASSET VALUE, END OF PERIOD      $     4.54       $    4.30          $    4.01     $    4.62       $    5.30     $    6.55
Total return (e)(f)                      12.63%          10.74%(g)          (4.85)%       (3.37)%        (10.78)%        5.54%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (h)                              1.79%           1.89%(i)           1.91%         1.82%           1.76%         1.81%
Net investment income (h)                 7.05%           7.64%(i)           7.32%         9.74%(c)        9.40%         8.42%
Waiver/reimbursement                      0.16%           0.15%(i)           0.15%         0.15%           0.15%         0.15%
Portfolio turnover rate                     75%             45%(g)             63%           62%             28%           42%
Net assets, end of
period (000's)                      $   46,322       $  51,471          $  46,568     $  52,122       $  48,904     $  56,068

(a) The Fund changed its fiscal year end from December 31 to May 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.16% to 9.74%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        PERIOD
                                    YEAR ENDED           ENDED
                                       MAY 31,         MAY 31,                         YEAR ENDED DECEMBER 31,
CLASS Z SHARES                            2004         2003(a)               2002          2001            2000       1999(b)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                 $     4.30       $    4.01          $    4.62     $    5.30       $    6.55     $    6.79

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     0.36(c)         0.15(c)            0.33(c)       0.53(c)(d)      0.62(e)       0.60(e)
Net realized and unrealized
gain (loss) on investments and
foreign currency                          0.21            0.29              (0.51)        (0.65)(d)       (1.24)        (0.23)
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total from Investment
Operations                                0.57            0.44              (0.18)        (0.12)          (0.62)         0.37

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income               (0.33)          (0.15)             (0.40)        (0.52)          (0.63)        (0.61)
Return of capital                           --              --              (0.03)        (0.04)             --            --
                                    ----------       ---------          ---------     ---------       ---------     ---------
Total Distributions Declared
to Shareholders                          (0.33)          (0.15)             (0.43)        (0.56)          (0.63)        (0.61)

NET ASSET VALUE, END OF PERIOD      $     4.54       $    4.30          $    4.01     $    4.62       $    5.30     $    6.55
Total return (f)                         13.58%(g)       11.12%(g)(h)       (4.03)%       (2.53)%        (10.06)%        5.83%(h)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (i)                              0.94%           1.04%(j)           1.06%         0.97%           0.91%         0.95%(j)
Net investment income (i)                 7.92%           8.49%(j)           8.17%        10.59%(d)       10.25%         9.22%(j)
Waiver/reimbursement                      0.01%             --%(j)(k)          --            --              --            --
Portfolio turnover rate                     75%             45%(h)             63%           62%             28%           42%
Net assets, end of
period (000's)                      $   14,194       $  45,803          $  35,541     $   1,978       $     566     $     418

(a) The Fund changed its fiscal year end from December 31 to May 31.
(b) Class Z shares were initially offered on January 8, 1999. Per share data and total returns reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 10.01% to 10.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(e) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(f) Total return at net asset value assuming all distributions reinvested.
(g) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Annualized.
(k) Rounds to less than 0.01%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

TO THE TRUSTEES OF THE COLUMBIA FUNDS TRUST I AND THE SHAREHOLDERS OF COLUMBIA HIGH YIELD OPPORTUNITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia High Yield Opportunity Fund (the "Fund") (a series of Columbia Funds Trust I) at May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 19, 2004

TRUSTEES
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 118 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

NAME, ADDRESS AND AGE, POSITION WITH FUNDS,        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)       FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (age 48)                         Executive Vice President-Strategy of United Airlines (airline) since December
P.O. Box 66100                                     2002 (formerly President of UAL Loyalty Services (airline) from September 2001
Chicago, IL 60666                                  to December 2002; Executive Vice President and Chief Financial Officer of
Trustee (since 1996)                               United Airlines from July 1999 to September 2001; Senior Vice
                                                   President-Finance from March 1993 to July 1999). Oversees 118, Orbitz (online travel company)

JANET LANGFORD KELLY (age 46)                      Private Investor since March 2004 (formerly Chief Administrative Officer and
9534 W. Gull Lake Drive                            Senior Vice President, Kmart Holding Corporation (consumer goods) from
Richland, MI 49083-8530                            September 2003 to March 2004; Executive Vice President-Corporate Development
Trustee (since 1996)                               and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September 1999 to August 2003; Senior Vice President,
                                                   Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January 1995 to September 1999). Oversees
                                                   118, None

RICHARD W. LOWRY (age 68)                          Private Investor since August 1987 (formerly Chairman and Chief Executive
10701 Charleston Drive                             Officer, U.S. Plywood Corporation (building products manufacturer). Oversees
Vero Beach, FL 32963                               120(3), None
Trustee (since 1995)

CHARLES R. NELSON (age 61)                         Professor of Economics, University of Washington, since January 1976; Ford and
Department of Economics                            Louisa Van Voor his Professor of Political Economy, University of Washington,
University of Washington                           since September 1993; (formerly Director, Institute for Economic Research,
Seattle, WA 98195                                  University of Washington from September 2001 to June 2003) Adjunct Professor
Trustee (since 1981)                               of Statistics, University of Washington, since September 1980; Associate
                                                   Editor, Journal of Money Credit and Banking, since September 1993; consultant on econometric and statistical matters. Oversees 118, None

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.

NAME, ADDRESS AND AGE, POSITION WITH FUNDS,        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)       FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

JOHN J. NEUHAUSER (age 61)                         Academic Vice President and Dean of Faculties since August 1999, Boston College
84 College Road                                    (formerly Dean, Boston College School of Management from September 1977 to
Chestnut Hill, MA 02467-3838                       September 1999). Oversees 121(3),(4), Saucony, Inc. (athletic footwear and
Trustee (since 1985)                               apparel)

PATRICK J. SIMPSON (age 59)                        Partner, Perkins Coie L.L.P. (law firm). Oversees 118, None
1120 N.W. Couch Street
Tenth Floor Portland, OR 97209-4128
Trustee (since 2000)

THOMAS E. STITZEL (age 68)                         Business Consultant since 1999 (formerly Professor of Finance from 1975 to
2208 Tawny Woods Place                             1999, College of Business, Boise State University); Chartered Financial
Boise, ID 83706                                    Analyst. Oversees 118, None
Trustee (since 1998)

THOMAS C. THEOBALD (age 67)                        Managing Director, William Blair Capital Partners (private equity investing)
227 West Monroe Street,                            since September 1994. Oversees 118, Anixter International (network support
Suite 3500                                         equipment distributor), Jones Lang LaSalle (real estate management services),
Chicago, IL 60606                                  MONY Group (life insurance) and Ventas, Inc (real estate investment trust)
Trustee and Chairman of the Board(5)
(since 1996)

ANNE-LEE VERVILLE (age 58)                         Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                             Corporation (computer and technology) from 1994 to 1997). Oversees 119(4),
Hopkinton, NH 03229                                Chairman of the Board of Directors, Enesco Group, Inc. (designer, importer and
Trustee (since 1998)                               distributor of giftware and collectibles)

RICHARD L. WOOLWORTH (age 63)                      Retired since December 2003 (formerly Chairman and Chief Executive Officer,
100 S.W. Market Street #1500                       The Regence Group (regional health insurer); Chairman and Chief Executive
Portland, OR 97207                                 Officer, BlueCross BlueShield of Oregon; Certified Public Accountant. Oversees
Trustee (since 1991)                               118, Northwest Natural Gas Co. (natural gas service provider)

INTERESTED TRUSTEES

WILLIAM E. MAYER(2) (age 64)                       Managing Partner, Park Avenue Equity Partners (private equity) since February
399 Park Avenue                                    1999 (formerly Founding Partner, Development Capital LLC from November 1996 to
Suite 3204                                         February 1999). Oversees 120(3), Lee Enterprises (print media), WR Hambrecht +
New York, NY 10022                                 Co. (financial service provider), First Health (healthcare), Reader's Digest
Trustee (since 1994)                               (publishing) and OPENFIELD Solutions (retail industry technology provider)

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

OFFICERS
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

NAME, ADDRESS AND AGE, POSITION WITH COLUMBIA      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
FUNDS, YEAR FIRST ELECTED OR APPOINTED TO OFFICE
VICKI L. BENJAMIN (age 42)                         Chief Accounting Officer of the Columbia Funds and Liberty All-Star Funds
One Financial Center                               since June 2001; Assistant Treasurer of Liberty Acorn and Wanger Funds since
Boston, MA 02111                                   June 2004 (formerly Controller of the Columbia Funds and of the Liberty
Chief Accounting Officer (since 2001)              All-Star Funds from May 2002 to May 2004); Controller and Chief Accounting
                                                   Officer of the Galaxy Funds since September 2002 (formerly Vice President,
                                                   Corporate Audit, State Street Bank and Trust Company from May 1998 to April
                                                   2001).

MICHAEL CLARKE (age 34)                            Controller of the Columbia Funds and of the Liberty All-Star Funds since 2004;
One Financial Center                               Assistant Treasurer of Liberty Acorn and Wanger Funds since June 2004
Boston, MA 02111                                   (formerly Assistant Treasurer from June 2002 to May 2004; Vice President,
Controller (since 2004)                            Product Strategy & Development of Liberty Funds Group from February 2001 to
                                                   June 2002; Assistant Treasurer of the Liberty Funds and of the Liberty
                                                   All-Star Funds from August 1999 to February 2001; Audit Manager at Deloitte &
                                                   Touche LLP from May 1997 to August 1999).

J. KEVIN CONNAUGHTON (age 40)                      President of the Columbia Funds since February 27, 2004; Treasurer of the
One Financial Center                               Columbia Funds and of the Liberty All-Star Funds since December 2000; Vice
Boston, MA 02111                                   President of the Advisor since April 2003 (formerly Chief Accounting Officer
Treasurer (since 2000) and                         and Controller of the Liberty Funds and Liberty All-Star Funds from February
President (since 2004)                             1998 to October 2000); Treasurer of the Galaxy Funds since September 2002;
                                                   Treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC since December
                                                   2002 (formerly Vice President of Colonial from February 1998 to October 2000).

DAVID A. ROZENSON (age 49)                         Secretary of the Columbia Funds and of the Liberty All-Star Funds since
One Financial Center                               December 2003; Senior Counsel, Bank of America Corporation (formerly FleetBoston
Boston, MA 02111                                   Financial Corporation) since January 1996; Associate General Counsel, Management
Secretary (since 2003)                             Group since November 2002.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

TRANSFER AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Opportunity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

COLUMBIA FUNDS
                                            COLUMBIA HIGH YIELD OPPORTUNITY FUND

           LARGE GROWTH     Columbia Common Stock
                            Columbia Growth
                            Columbia Growth Stock
                            Columbia Large Cap Growth
                            Columbia Tax-Managed Growth
                            Columbia Tax-Managed Growth II
                            Columbia Young Investor

            LARGE VALUE     Columbia Disciplined Value
                            Columbia Growth & Income
                            Columbia Large Cap Core
                            Columbia Tax-Managed Value

          MIDCAP GROWTH     Columbia Acorn Select
                            Columbia Mid Cap Growth
                            Columbia Tax-Managed Aggressive Growth

           MIDCAP VALUE     Columbia Dividend Income
                            Columbia Mid Cap
                            Columbia Strategic Investor

           SMALL GROWTH     Columbia Acorn
                            Columbia Acorn USA
                            Columbia Small Company Equity

            SMALL VALUE     Columbia Small Cap
                            Columbia Small Cap Value

               BALANCED     Columbia Asset Allocation
                            Columbia Balanced
                            Columbia Liberty Fund

              SPECIALTY     Columbia Real Estate Equity
                            Columbia Technology
                            Columbia Utilities

   TAXABLE FIXED-INCOME     Columbia Contrarian Income
                            Columbia Corporate Bond
                            Columbia Federal Securities
                            Columbia Fixed Income Securities
                            Columbia High Yield
                            Columbia High Yield Opportunities
                            Columbia Income
                            Columbia Intermediate Bond
                            Columbia Intermediate Government Income
                            Columbia Quality Plus Bond
                            Columbia Short Term Bond
                            Columbia Strategic Income

          FLOATING RATE     Columbia Floating Rate
                            Columbia Floating Rate Advantage

             TAX EXEMPT     Columbia High Yield Municipal
                            Columbia Intermediate Tax-Exempt Bond
                            Columbia Managed Municipals
                            Columbia National Municipal Bond
                            Columbia Tax-Exempt
                            Columbia Tax-Exempt Insured

SINGLE STATE TAX EXEMPT     Columbia California Tax-Exempt
                            Columbia Connecticut Intermediate Municipal Bond
                            Columbia Connecticut Tax-Exempt
                            Columbia Florida Intermediate Municipal Bond
                            Columbia Massachusetts Intermediate Municipal Bond
                            Columbia Massachusetts Tax-Exempt
                            Columbia New Jersey Intermediate Municipal Bond
                            Columbia New York Intermediate Municipal Bond
                            Columbia New York Tax-Exempt
                            Columbia Oregon Municipal Bond
                            Columbia Pennsylvania Intermediate Municipal Bond
                            Columbia Rhode Island Intermediate Municipal Bond

           MONEY MARKET     Columbia Money Market
                            Columbia Municipal Money Market

   INTERNATIONAL/GLOBAL     Columbia Acorn International
                            Columbia Acorn International Select
                            Columbia Europe
                            Columbia Global Equity
                            Columbia International Equity
                            Columbia International Stock
                            Columbia Newport Asia Pacific
                            Columbia Newport Greater China
                            Columbia Newport Tiger

                  INDEX     Columbia Large Company Index
                            Columbia Small Company Index
                            Columbia U.S. Treasury Index

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

[GRAPHIC]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

COLUMBIA HIGH YIELD OPPORTUNITY FUND ANNUAL REPORT, MAY 31, 2004     PRSRT STD
                                                                    U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20

[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP

(C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                                730-02/064S-0504 (07/04) 04/1520

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed in aggregate for the series of the registrant whose reports to stockholders are included in this annual filing.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2004 and May 31, 2003 are approximately as follows:

                                            2004              2003
                                            $77,100           $82,000

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2004 and May 31, 2003 are approximately as follows:

                                            2004                       2003
                                            $8,000                     $0


Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In fiscal year 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Audit-Related services that were approved under the "de minimis" exception during the fiscal years ended May 31, 2004 and May 31, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended May 31, 2004 and May 31, 2003, there were no Audit-Related Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended May 31, 2004 and May 31, 2003 was zero.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2004 and May 31, 2003 are approximately as follows:

                                            2004                       2003
                                            $7,200                     $7,700

Tax Fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax Fees in both fiscal years 2004 and 2003 include the review of annual tax returns and research on technical tax matters, while fiscal year 2003 also includes the review of calculations of required shareholder distributions for certain series of the registrant.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Tax Fees that were approved under the "de minimis" exception during the fiscal years ended May 31, 2004 and May 31, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended May 31, 2004 and May 31, 2003, there were no Tax Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Tax fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended May 31, 2004 and May 31, 2003 was zero.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended May 31, 2004 and May 31, 2003 are as follows:

                                     2004            2003
                                     $0              $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of All Other Fees that were approved under the "de minimis" exception during the fiscal years ended May 31, 2004 and May 31, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended May 31, 2004, All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $95,000. During the fiscal year ended May 31, 2004, All Other Fees that would have been subject to pre-approval had paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X been applicable at the time the services were provided, were approximately $95,000. For both fiscal years, All Other Fees relate to internal controls reviews of the registrant's transfer agent.

The percentage of All Other Fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended May 31, 2004 and May 31, 2003 was zero.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I.   GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II.  GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from July 1 through June 30 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     - A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;
     - The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;
     - The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.
     - If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV.  REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     -    A general description of the services, and
     -    Actual billed and projected fees, and
     - The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V.   Amendments; Annual Approval by Audit Committee

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) This information has been included in items (b)-(d) above.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended May 31, 2004 and May 31, 2003 are disclosed in (b)-(d) above.

All non-audit fees billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended May 31, 2004 and May 31, 2003 are also disclosed in (b)-(d) above. Such fees were approximately $95,000 and $95,000, respectively.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). However, it is the registrant's policy to consider candidates for the Board of Trustees/Directors who are recommend by shareholders. A Fund shareholder who wishes to nominate a candidate to the Board may send information regarding prospective candidates to the Fund's Governance Committee, care of the Fund's Secretary. The information should include evidence of the shareholder's Fund ownership, a full listing of the proposed candidate's education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is not an "interested person" under the 1940 Act and "independent" under NYSE Listing Standards in relation to the Fund, and such other information as may be helpful to the independent trustees/directors in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to an independent trustee/director for consideration.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Columbia Funds Trust I
            ----------------------------------------------------------------

By (Signature and Title)   /s/ J. Kevin Connaughton
                        ----------------------------------------------------
                               J. Kevin Connaughton, President and Treasurer

Date                           August 3, 2004
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ J. Kevin Connaughton
                        ----------------------------------------------------
                               J. Kevin Connaughton, President and Treasurer

Date                           August 3, 2004
    ------------------------------------------------------------------------